As filed with the SEC on April 29, 2014
Registration No. 33-54924
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
	Post-Effective Amendment No. 26	[ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
	Amendment No. 66	[ X ]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)
640 Fifth Avenue
New York, New York 10019
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________
CYRUS TARAPOREVALA
President
Empire Fidelity Investments Life Insurance Company
640 Fifth Avenue
New York, New York 10019
(Name and address of agent for service)
_________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP 1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
_________________________________________
Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.
It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2014, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on _______, pursuant to paragraph (a) (1) of rule 485
75 days after filing pursuant to paragraph (a) (2) of rule 485 Page _ of _
on , pursuant to paragraph (a) (2) of rule 485 Exhibit Index Appears on Page __

Prospectus

Income Advantage

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life," the "Company," "EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase:

(1) a "Non-qualified Contract" with money from any source; and

(2) a "Qualified Contract" that is an Individual Retirement Annuity with contributions rolled-over from qualified plans such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

You may choose a guaranteed minimum number of years of annuity income. Or, if you have a Qualified Contract, you may choose a Contract which permits you to withdraw part or all of the Withdrawal Value of your Contract. Withdrawals are only available for allocations to variable annuity income. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Option will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations on page (Click Here).

Investment Options

You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. If you allocate all or a portion to variable annuity income, you may choose one or more of the available Subaccounts of the Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). Amounts allocated to the Subaccounts will result in annuity income that varies in amount according to the investment results of the Subaccounts. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Floating Rate High Income, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Growth Stock, Fidelity VIP Growth Strategies, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, Fidelity VIP Value Leaders, and Fidelity VIP Value Strategies.

Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund, Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, and Global Tactical Asset Allocation Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT CommodityRealReturn® Strategy Portfolio, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2014. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page (Click Here).

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the prospectuses for all the investment options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally 1-800-544-2442

Date: April 30, 2014

Prospectus Contents

Glossary	(Click Here)
Summary of the Contract	(Click Here)
Facts About Empire Fidelity Investments Life, the Variable Account and the Funds
Empire Fidelity Investments Life	(Click Here)
The Variable Account	(Click Here)
Financial Statements	(Click Here)
The Funds	(Click Here)
Facts About the Contract
Purchase of a Contract	(Click Here)
Free Look Privilege	(Click Here)
Investment Allocation of Your Purchase Payment	(Click Here)
Trading Among Variable Subaccounts	(Click Here)
Charges	(Click Here)
Certain Funds Impose a Short-Term Redemption Fee	(Click Here)
Annuity Income Dates	(Click Here)
Signature Guarantee or Customer Authentication	(Click Here)
Death Benefit	(Click Here)
Fixed, Variable or Combination Annuity Income	(Click Here)
Benchmark Rate of Return	(Click Here)
Types of Annuity Income Options	(Click Here)
Annuity Income Including Withdrawal Options	(Click Here)
Guarantee Period	(Click Here)
Withdrawal Provisions	(Click Here)
Reports	(Click Here)
More About the Contract
Tax Considerations	(Click Here)
Other Contract Provisions
Selling the Contracts	(Click Here)
Postponement of Benefits	(Click Here)
More About the Variable Account and the Funds
Changes in Investment Options	(Click Here)
Total Return for a Subaccount	(Click Here)
Voting Rights	(Click Here)
Resolving Material Conflicts	(Click Here)
Litigation	(Click Here)
Table of Contents of the Statement of Additional Information	(Click Here)

Glossary

Annuitant - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income must be received only by you during your lifetime. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. To choose the Withdrawal Option, either you or the Joint Annuitant must be no more than 72 years old. You must also be an Owner.

Annuity Income Dates - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of variable annuity income.

Benchmark Rate of Return - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract and the following description assumes you make no withdrawals.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return (performance after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the Total Return exceeds the benchmark, annuity income will increase. If the Total Return falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

Beneficiary(ies) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A Contract designed to provide you and the Joint Annuitant (if any) with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Funds - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Other Funds available in the Contract.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - The Joint Annuitant (if any), receives lifetime annuity income. However, for Qualified Contracts all annuity income must be received only by the Annuitant during the Annuitant's lifetime. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of not more than 1%.

Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant (if any), may ever be Owners.

Portfolio - An investment portfolio of a Fund.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code, including an Individual Retirement Annuity that qualifies as a Roth IRA under section 408A of the Code.

Roth IRA - Refers generally to an IRA that qualifies as a Roth IRA under Section 408A of the Code. When it is used to refer to a Qualified Contract, it means an Individual Retirement Annuity Contract that qualifies as a Roth IRA under Section 408A of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - Used to measure the investment performance of an Investment Option, after all expenses.

Trading among Variable Subaccounts - Transfers of amounts among the Investment Options.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal (Liquidity) Period - Period of time you can take money out of your annuity. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s). The life expectancy is in whole numbers and is determined to be a period not in excess of that permitted by IRS guidelines. If no withdrawals are made from your annuity, the Withdrawal Period will operate as a Guarantee Period. The length of the Withdrawal Period may shorten if a withdrawal is made after the fifth anniversary of your Contract's first Annuity Income Date. Withdrawals are only available for allocations to variable annuity income.

Withdrawal Value - The total amount you can take out of your annuity during the Withdrawal Period is known as your Withdrawal Value. The Withdrawal Value is only available for allocations to variable annuity income.

You - The Annuitant. The Annuitant is always an Owner.

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Summary of the Contract

Purpose

This variable annuity provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant unless you choose to surrender the Contract, if allowed. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income or, if you have a Qualified Contract, you may choose a Withdrawal option. See Types of Annuity Income Options on page (Click Here) and Annuity Income Including Withdrawal Options on page (Click Here). You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See Fixed, Variable or Combination Annuity Income on page (Click Here).

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any (unless you choose to surrender the Contract, if allowed). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to you, or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts you must be the only Owner.

Purchase of Contract

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are two types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

Investment Options

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select. You may direct your money to one or more of the fifty-two variable Subaccounts or the Fixed Account option.

Free Look Period

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Money Market Investment Option during the Money Market Period, and you may currently reallocate among the variable Investment Options at any time after the end of the Money Market Period.

You may return the Contract for a refund during the free look period. See Free Look Privilege on page (Click Here). ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See Death Benefit on page (Click Here).

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. The Contract constitutes the entire agreement between you and EFILI and should be retained.

FEE TABLE

The following items describe the fees and expenses that you will pay while owning the contract.

Contract Owner Transaction Expenses	None
Annual Maintenance Fee	None
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
Daily Administrative Charge	0.25%
Total Separate Account Annual Fees	1.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.10%	1.71%

Certain Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee" on page (Click Here).

Facts About Empire Fidelity Investments Life, the Variable Account and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company organized under the laws of the State of New York on May 1, 1991. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's financial statements appear in the Statement of Additional Information ("SAI"). EFILI's principal executive offices are located at 640 Fifth Ave, New York, New York 10019. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

Empire Fidelity Investments Variable Annuity Account A was established as a separate investment account on July 15, 1991. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the SAI.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of EFILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to its general account. EFILI is obligated to provide all benefits under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently fifty-two Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 60%	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund*	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund**	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY
Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Global Tactical Asset Allocation Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
VIT refers to Variable Insurance Trust

* Formerly known as Franklin U.S. Government Fund.

** Formerly known as Templeton Global Bond Securities Fund.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Funds' Availability to Separate Accounts

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see Resolving Material Conflicts on page (Click Here).

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained approval. Two types of Contracts are available. You may purchase: (1) a Non-qualified Contract using money from any source; and (2) a Qualified Contract with money rolled over from a qualified retirement plan, such as a 401(a) or a 401(k) plan, 403(b) plan or a governmental 457(b) plan, or an IRA.

  The minimum Purchase Payment for a Contract is generally $25,000.
  You may purchase a Qualified Contract that is an Individual Retirement Annuity only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Qualified Contract that is a Roth IRA only with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of funds from another Roth IRA.
  You must be the Annuitant and the Owner of the Contract. If in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.
  However, if you purchase the Contract as a Qualified Contract you must be the sole Owner of the Contract.
  Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old. To choose the Withdrawal Option either you or the Joint Annuitant must be no more than 72 years old.
  Application and Initial Purchase Payment

When we receive your properly completed application, we apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30 calendar days after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. When you are replacing an existing annuity or life insurance policy with a contract, we will extend the free look period to 60 calendar days. For more information, please see Signature Guarantee or Customer Authentication.

For most Contracts, we assume that you receive your Contract 5 days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract.

If you return the Contract during the free look period and more than 10 days after you receive it, we will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first 10 calendar days after you receive it, we will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. If your free look period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

The portion of your Purchase Payment you allocate to the Subaccounts will be invested in the Money Market Investment Option for the Money Market Period. At the end of the Valuation Period in which the Money Market Period ends any amount then in the Money Market Investment Option (the "Free Look Units") will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.

At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select. If your instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among Subaccounts without charge. However, excessive exchange activity can disrupt Fund management strategy and increase Fund expenses, which are borne by everyone participating in the Fund regardless of their exchange activity. Therefore, EFILI may limit the number of exchanges permitted, but not to fewer than twelve per calendar year. We may also require you to submit your exchange instructions by mail. Contracts without a liquidity feature may have different exchange provisions and trade minimums. Please refer to your contract.

You tell us the percentage you want for your new allocation in each Subaccount. Your allocation percentages must be in whole numbers, not fractions. You may change the allocations among the Subaccounts by writing or telephoning the Annuity Service Center or on our Internet website.

  Trading by Telephone or Internet

EFILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time. You may make up to a combined total of eighteen telephone/Internet exchanges per calendar year. All exchanges made on the same day count as one exchange. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell Contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

  Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual Contract Owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from Owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

• EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR - or in Other Funds - may be subject to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

• Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

(3) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

• Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, any Subaccount you exchange to is credited at the same time.

However, we may wait to credit the amount to a new Subaccount until an Investment Option you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

• Important

The amount of the allocation in each Subaccount will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, any amount needed to provide for the applicable premium taxes is deducted from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

2. Administrative Charges. Administrative charges compensate us for the expenses incurred in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI's Tax Status on page (Click Here).

The Company or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the Fee Table.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Fund, not by EFILI, and are part of the Fund's assets. The thirteen Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Fund that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if, and to the extent that, the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you reallocate variable annuity income from that Subaccount to another Subaccount, or when you make a withdrawal from a Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions.

Here are four examples to help you understand the application of the fee. The first two show the effect on Withdrawal Value, the last two show the effect on variable annuity income.

Example 1: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58, you make a full withdrawal of your Withdrawal Value. Your Withdrawal Value immediately before the full withdrawal is $50,000.

The fee applies to the entire amount withdrawn. The fee is $500 (1% of $50,000).

Example 2: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 your Withdrawal Value in the Subaccount is $50,000, and you withdraw 80% of your Withdrawal Value from that Subaccount. Immediately before the redemption your Withdrawal Value in the Subaccount attributable to your original allocation is $30,000 and the Withdrawal Value in the Subaccount attributable to your subsequent allocation is $20,000.

The first step is to determine how much of your Withdrawal Value is subject to the fee. You withdrew $40,000 of Withdrawal Value (80% of the total Withdrawal Value of $50,000). Using the first in, first out rule, all $30,000 of Withdrawal Value that relates to your original allocation is redeemed, and $10,000 of your subsequent allocation is redeemed. The $30,000 of Withdrawal Value associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $10,000 of the Withdrawal Value attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days. Since the Withdrawal Value in the Subaccount subject to the fee has a Value of $10,000 at the time of the partial withdrawal, the redemption fee is $100 (1% of $10,000).

Example 3: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58 you change your entire allocation of variable annuity income to another Subaccount. The value of your periodic annuity income in the first Subaccount immediately before the reallocation is $500.

The fee applies to the entire amount reallocated. Your variable annuity income is reduced by $5 (1% of $500).

Example 4: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 the value of your annuity income in the Subaccount is $500, and you reallocate 80% of your variable annuity income to another Subaccount. Immediately before the redemption $300 of your variable annuity income from the Subaccount comes from your original allocation and $200 from your subsequent allocation.

The first step is to determine how much of your variable annuity income is subject to the fee. You reallocated $400 of variable annuity income (80% of the $500). Using the first in, first out rule, all $300 of variable annuity income that related to your original allocation is exchanged, and $100 of variable annuity income from your subsequent allocation is exchanged. The $300 of income associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $100 of income attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days.

Since the income in the Subaccount subject to the fee has a value of $100 at the time of the subsequent reallocation, variable annuity income is reduced by $1 (1% of $100).

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Account Ownership

2. Any other circumstances where we deem it necessary for your protection

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

• Fixed Annuity Income. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, EFILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under Types of Annuity Income Options on page (Click Here).

• Variable Annuity Income. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income. You can reallocate the variable portion of your Contract among the various Investment Options. However, the variable portion of a Contract must remain in the Money Market Investment Option for the Money Market Period.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Types of Annuity Income Options on page (Click Here).

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. EFILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option.

On the date the Money Market Period ends, EFILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

EFILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

• Combination of Fixed and Variable Annuity Income. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Types of Annuity Income Options on page (Click Here).

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, assuming you do not make any withdrawals, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Assuming you do not make any withdrawals, income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return.

TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options EFILI currently offers are described below. Other annuity income options may be made available. The Federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract.

1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3, and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

ANNUITY INCOME INCLUDING WITHDRAWAL OPTIONS

If you have a Qualified Contract, you may elect the following options only if a portion or all of your purchase payment is allocated to the variable account. Withdrawals are not available for any allocations to fixed income. The withdrawal option feature may not be available in your state.

Single Life Annuity with Withdrawal Option. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income to the Beneficiary(ies) according to the terms of the Contract.

Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Option. Assuming you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a withdrawal option. If the person who dies (you or the Joint Annuitant) is an Owner and the survivor is not the deceased Owner's spouse, we will adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income. For any allocations to fixed income, similar adjustments will be made to the Guarantee Period, if any.

If you and the Joint Annuitant both die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to forty-five (45). You may choose a Guarantee Period for annuity income options 1 through 4. If you choose an income option with a withdrawal option, you cannot also choose a Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a Guarantee Period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the Guarantee Period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

• Annuity Income to Beneficiary. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

• Lump Sum Payment. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any), dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that EFILI used in determining the annuity income on the first Annuity Income Date.

If EFILI believes that the first annuity income amount due to any Beneficiary will be less than $50, EFILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

WITHDRAWAL PROVISIONS

If you have purchased a Qualified Contract with a withdrawal option, you can withdraw amounts from the variable portion of your Contract by writing to our Annuity Service Center. See How to Make Withdrawals below.

You can not purchase a Qualified Contract with a withdrawal option if your Contract provides only fixed annuity income. Also, you can not elect a withdrawal option if you purchase a Non-qualified Contract.

The amount you can withdraw will depend on when you make the withdrawal, how much of your Purchase Payment you allocated to variable annuity income and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period or Liquidity Period. See Withdrawal (Liquidity) Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. you will receive no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of variable annuity income. See Effect of Withdrawals below.

How to Make Withdrawals

All requests for withdrawals must be in writing to our Annuity Service Center. You may request to withdraw all of the Withdrawal Value (full withdrawal) or a portion of the Withdrawal Value (partial withdrawal). You may not make more than one withdrawal in any Valuation Period. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal that would reduce your variable annuity income below $1,200 per year at the time of the withdrawal.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal (Liquidity) Period

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants. Life expectancy is determined to be a period not in excess of that permitted by the Internal Revenue Service. It is always expressed in whole numbers.

If no withdrawals are made from your Contract, then you or your beneficiaries will receive variable annuity income for the entire length of the Withdrawal Period. In this respect the Withdrawal Period works like a Guarantee Period, i.e. variable annuity income would be guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

If all the Annuitants die before the end of the Withdrawal Period, each Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining Annuity Income Dates in the Withdrawal Period.

Comparing Withdrawal Period to Guarantee Period

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

Under a Contract with a Withdrawal Period, variable annuity income is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer.

Under a Contract with a Guarantee Period, all annuity income (fixed and variable) is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period, whichever is longer.

Under a Contract with a Withdrawal Period, a withdrawal may cause the Withdrawal Period to shorten or end.

Under a Contract with a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change after the Contract is issued.

Effect of Withdrawals

Withdrawals made within five years of the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, if you buy a Contract that provides only variable income, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, making a full withdrawal before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

• Full Withdrawals During First Five Years

If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

If your Purchase Payment is allocated part to variable annuity income and part to fixed annuity income, and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, you will not receive any more variable annuity income. Fixed annuity income will continue in accordance with the income option you selected.

• Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining variable annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

• Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining variable annuity income will be reduced.

• Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining variable annuity income will be reduced, and the Withdrawal Period will be reduced.

The Company will allocate partial withdrawals to the Investment Options in which the Contract is then invested in the same proportion as the value in each Investment Option bears to the Withdrawal Value on the date of the partial withdrawal.

For both full and partial withdrawals made after the first five years, the value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options. If you choose the Withdrawal option, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. Contract owners have access to their contract information online at Fidelity.com.

More About the Contract

TAX CONSIDERATIONS

Treatment of Distributions

Taxation of Distributions. Regulations under section 401(a)(9) of the Internal Revenue Code addressing required minimum distributions from annuity contracts apply to Contracts issued as IRAs. Your IRA might have a Liquidity Option, under which you may withdraw part or all of the Contract's "Liquidity Value" during the "Liquidity Period." It is unclear how the regulations apply with respect to a Liquidity Option. It is possible that the Liquidity Option will need to be modified in order to comply with the regulations.

The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "exclusion amount."

In the case of a variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts, the investment in the contract is generally zero. When the investment in the Contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

Penalty Tax. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal. Also, the additional 10% penalty tax generally does not apply to distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2 even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

Withholding and Reporting. EFILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Qualified Contracts

The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." The Contract also may be issued as a Roth IRA, i.e., an Individual Retirement Annuity that also satisfies the requirements of Section 408A of the Code. A Roth IRA is a type of IRA that satisfies certain additional requirements under section 408A of the Code. Roth IRAs are treated like IRAs in many respects, and thus much of the discussion relating to Contracts issued as Individual Retirement Annuities also applies to Contracts issued as Roth IRAs. However, Roth IRAs differ from other IRAs in several respects. Among the differences is that no portion of a premium payment to a Roth IRA is tax deductible, and "qualified distributions" (discussed below) from a Roth IRA are excludable from gross income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract that is an Individual Retirement Annuity may be purchased only in connection with a rollover of amounts from a qualified 401(a) or a 401(k) plan, a tax-sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Qualified Contract that is a Roth IRA may be purchased only in connection with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of amounts from another Roth IRA, i.e., a rollover contribution from another Roth IRA that meets the IRA rollover requirements under Section 408(d)(3) of the Code. The Contract may not be purchased as a Roth IRA with a qualified rollover contribution or a trustee-to-trustee transfer from a non-Roth IRA.

If the Contract is used as a Qualified Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In the case of a Contract with a Withdrawal Value that is issued as an Individual Retirement Annuity, we believe that the annuity income payments thereunder should satisfy the minimum distribution requirements under section 401(a)(9) of the Code. However, it is possible, though unlikely, that the IRS will determine that the annuity income payments do not satisfy those requirements. In addition, we do not know whether the withdrawal of all or a part of the Withdrawal Value constitutes a minimum required distribution which cannot be directly transferred to another IRA or rolled over. Due to this uncertainty, we will not process direct transfers to another IRA but will instead treat all withdrawals of the Withdrawal Value from the Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount with the intention of rolling it over to another IRA.

In the Case of a Contract that is issued as a Roth IRA, any "qualified distribution" is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. As mentioned above, the Contract may not be purchased as a Roth IRA with a qualified rollover contribution from a non-Roth IRA.

It should be noted that since the Contract is an immediate annuity contract, annuity income distributions under the Contract will begin within one year after a qualified rollover contribution is made to the Contract. Hence, persons considering making a qualified rollover contribution to the Contract issued as Roth IRA should consult a qualified tax advisor regarding whether distributions from the Contract will satisfy the requirements of a qualified distribution.

A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from a non-Roth IRA. However, such a distribution will be treated as made first from contributions to the Roth IRA to the extent that such distributions, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. Generally, all Roth IRAs are aggregated to determine the tax treatment of distributions.

Minimum distributions are not required from a Roth IRA while the Owner is alive. However, if the Owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the Roth IRA must be distributed in accordance with certain minimum distribution requirements set forth in Section 401(a)(9) of the Code. Hence, it might be necessary in certain circumstances to modify the distributions under an annuity income option after the Owner's death in order to comply with these after-death distribution requirements under the Code. Persons intending to use the Contract as a Roth IRA should seek competent advice regarding these requirements.

Tax Deferral Until Distributions are Made

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) EFILI, rather than the Owner, is considered the Owner of the assets of the Variable Account for federal tax purposes, and (4) certain distribution requirements are met in the event that you die.

Non-natural Owner. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

Diversification Requirements. For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be "adequately diversified." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owners' gross income.

The Internal Revenue Service (the "Service") has stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

Distribution Requirements. To qualify as an annuity for federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

• Important. This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that EFILI will be treated as the Owner of the Variable Account assets.

EFILI's Tax Status

EFILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of EFILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. EFILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. EFILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, EFILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, EFILI may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

Other Contract Provisions

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) also has (have) the right to (a) name the Joint Annuitant (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract; and for a Contract that includes a Withdrawal option, (e) the right to withdraw from the variable portion of the Contract during the Withdrawal Period and the right to surrender the variable portion of the Contract within five years from the first annuity income date.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2. Annuitant. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant. For Non-qualified Contracts, the Joint Annuitant (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

4. Beneficiary. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any), and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date.

The Beneficiary (or Beneficiaries) will receive any remaining Withdrawal Period annuity income if neither you nor the Joint Annuitant (if any) survives to the end of the Withdrawal Period.

Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any); and (2) the Withdrawal Period or Guarantee Period (if any) has not ended; we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

The Beneficiary has choices if you (and the Joint Annuitant, if any) die before the end of the Withdrawal Period or Guarantee Period, if any:

The Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive the Withdrawal Value plus the present value of fixed annuity income (if any). If a Contract with a withdrawal option is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose option (b). The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

If a Beneficiary receiving annuity income dies, a lump sum will be provided to the Beneficiary's estate. The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments. The variable annuity income portion will be the Withdrawal Value.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. See Types of Annuity Income Options on page (Click Here).

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be assigned.

7. Dividends. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8. Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant (if any) at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant (if any) before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of EFILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917 and Fidelity Distributors Corporation is 245 Summer Street, Boston, MA 02210. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contract.

EFILI also has the right to eliminate any Subaccount, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in EFILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with Federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under Federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes.

Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

Table of Contents of the
Statement of Additional Information

Service Agreements	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	4
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388

EFIAL7-PRO-0414
1.756516.115

THIS PAGE INTENTIONALLY LEFT BLANK

INDIVIDUAL RETIREMENT ANNUITY AND ROTH IRA ANNUITY
DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Empire Fidelity Investments Life Insurance Company ("EFILI") as an Individual Retirement Annuity ("IRA annuity") or a Roth IRA annuity. It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within thirty (30) calendar days after you receive it. If you return a Contract more than 10 days after you receive it, EFILI will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first ten calendar days after you receive it, EFILI will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0051

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity. You may purchase a Contract as a Roth IRA annuity with a non-taxable rollover or non-taxable transfer from a Roth IRA account or another Roth IRA annuity. The amount of such rollover or transfer will not be included in your taxable income for the year of the rollover or transfer.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

Not Part of the Prospectus

EFVIA-92160

10. In the case of a Roth IRA, no portion of a distribution is subject to federal income tax or the 10% premature distribution penalty tax if the distribution generally is made (a) after the close of the 5-year period beginning with the first year in which a contribution was made to a Roth IRA established for the owner, and (b) the owner is at least 59 1/2 at the time of the distribution, the distribution is made after the owner's death or disability, or the distribution (up to a $10,000 total lifetime maximum) is made in connection with a first-time home purchase as defined in the Code. A Roth IRA distribution that fails to satisfy these requirements is treated generally as made first from non-deductible contributions. Once the total non-deductible contributions have been recovered, any earnings distributed are taxable and may be subject to the 10% premature distribution penalty tax.

11. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner's spouse is the sole beneficiary).

The minimum distribution rules that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of the Roth IRA owner, the after death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before required distributions have commenced.

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. In addition, in the case of a Roth IRA, it might be necessary in certain circumstances to adjust the annuity income payments made after your death in order to comply with these minimum distribution requirements. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

12. Special rules apply with respect to rollovers and transfers from IRAs and Roth IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

13. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

14. The Contract has been approved as to form for use as an IRA by the IRS. The Contract has not been approved as to form for use as a Roth IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

15. Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

16. The Contract may cease to be an IRA or Roth IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA or Roth IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Not Part of the Prospectus

EFVIA-92160

Financial Information

17. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

18. As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a) Administrative Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) Mortality and Expense Risk Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These changes do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

Not Part of the Prospectus

EFVIA-92160

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
APRIL 30, 2014

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2014, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Service Agreements	(Click Here)
Safekeeping of Variable Account Assets	(Click Here)
Distribution of the Contracts	(Click Here)
State Regulation	(Click Here)
Legal Matters	(Click Here)
Registration Statement	(Click Here)
Experts	(Click Here)
Financial Statements	(Click Here)
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EFIAL7-PTB-0414
1.756517.114

SERVICE AGREEMENTS

The Company has entered into an administrative services agreement with various affiliates ("Providers"). The services to be provided and the companies that provide them are as follows:

1. FMR LLC: (1) intercompany billing among companies in the Fidelity Investments group; (2) document archiving, storage and retrieval; (3) corporate business development; (4) corporate finance (system infrastructure, finance applications and support services); (5) corporate tax; (6) corporate marketing; (7) corporate executive; (8) corporate legal; (9) corporate human resources (system infrastructure, corporate policy and support services); (10) media relations and employee communications, (11) government affairs and (12) treasury services (banking relationship management and reporting, capital planning).

2. Fidelity Brokerage Services LLC: (1) payment of fees for Company employees in connection with (a) registration of the employees with the NASD and (b) taking professional qualifications examinations.

3. National Financial Services LLC: (1) systems recording Company's general account holdings, (2) brokerage technology services; (3) print and mail functions, including check production.

4. Fidelity Security Services, Inc.: (1) physical security; (2) records management; and (3) internal audit and compliance support.

5. Fidelity Corporate Real Estate, Inc.: (1) customer correspondence services (mail distribution, postage, and packaging).

6. Veritude LLC: (1) temporary staffing services.

7. Information technology services (computer systems project services) for any particular project will be provided by one, and only one, of the following: (a) FISC - Ireland Limited: (b) Fidelity Information Systems Company India (Private) Limited: or (c) Fidelity Investments Institutional Services Company, Inc.

8. Fidelity Investments Institutional Operations Company, Inc.: (1) receipt and scanning of incoming mail; (2) electronic transmission of scans to Empire Fidelity Investments Life Insurance Company; (3) transmission of hard copy to offsite storage; (4) deposit of checks to Empire Fidelity Investments Life Insurance Company bank account.

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

(THIS SECTION ONLY APPLIES TO VARIABLE ANNUITY INCOME)

Withdrawal (Liquidity) Value

If you elect annuity income with a Withdrawal Option the following provisions are applicable.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

  Part A

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. See Net Investment Factor on page iv of the Prospectus. Then add the values for each variable Subaccount together.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

  Part B

Part B is based on the remainder of your variable Purchase Payment and reflects the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. Then add the values for each variable Subaccount together.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and EFILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2013 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2013, 2012 and 2011

TABLE OF CONTENTS PAGE(S)

Report of Independent Registered Public Accounting Firm (Click Here)

Balance Sheets (Click Here)

Statements of Comprehensive Income (Click Here)

Statements of Stockholder's Equity (Click Here)

Statements of Cash Flows (Click Here)

Notes to Financial Statements (Click Here) - (Click Here)

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR LLC) at December 31, 2013 and December 31, 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

April 23, 2014

BALANCE SHEETS

(in thousands, except share data)

December 31, 2013 and 2012

ASSETS	2013	2012
Investments:		
Debt securities, available-for-sale, at fair value		
(Amortized cost of $107,095 in 2013 and $85,995 in 2012)	$ 107,412	$ 88,391
Policy loans	36	35
Total investments	107,448	88,426
Cash and cash equivalents	12,221	16,395
Accrued investment income	641	600
Deferred policy acquisition costs	47,383	41,949
Reinsurance deposit and receivables	93,074	98,681
Other assets	1,388	1,204
Income taxes receivable	2,364	1,736
Separate account assets	2,145,223	1,818,442
Total assets	$ 2,409,742	$ 2,067,433
LIABILITIES		
Future contract and policy benefits	$ 112,739	$ 102,977
Contract holder deposit funds	37,493	39,104
Payable to parent and affiliates	1,187	547
Investment trades payable	-	2
Other liabilities and accrued expenses	3,719	2,617
Deferred tax liability	8,806	7,792
Separate account liabilities	2,145,223	1,818,442
Total liabilities	2,309,167	1,971,481
Commitments and contingencies (Note 11)		
STOCKHOLDER'S EQUITY		
Common stock, par value $10 per share - 200,000 shares		
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	163	1,180
Retained earnings	84,912	79,272
Total stockholder's equity	100,575	95,952
Total liabilities and stockholder's equity	$ 2,409,742	$ 2,067,433

The accompanying notes are an integral part of the financial statements

The accompanying notes are an integral part of the financial statements

The accompanying notes are an integral part of the financial statements

The accompanying notes are an integral part of the financial statements

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Wells Fargo Advantage Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $1,676,000 and $1,254,000 at December 31, 2013 and 2012, respectively. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $11,604,000 and $16,300,000 at December 31, 2013 and 2012, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contract holders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, and administrative charges for variable annuity and life contract-holders and also includes the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits. Liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company's definition of internal replacements or changes in product benefits, features, rights or coverage during 2013, 2012 or 2011. During 2013 and 2012, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. There were no capitalized software development costs reported in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2013 and 2012, respectively. Depreciation expense on existing capitalized software development costs were $0, $0, and $276,000 in 2013, 2012, and 2011 respectively.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The GAAP accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In February 2013, the FASB issued new guidance that requires companies to present information about the reclassification adjustments from accumulated comprehensive income in a single note or on the face of the financial statements. The Company adopted this guidance effective January 1, 2013. The information required by this guidance was previously included in the statements of comprehensive income and therefore, the adoption of this guidance did not have a material impact on the financial statements.

On January 1, 2013, the Company adopted new guidance issued by the FASB, requiring companies to disclose both gross and net information about certain financial instruments including derivatives, resale and repurchase agreements, and securities lending transactions to the extent that they are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement. This guidance was effective for the Company beginning January 1, 2013 with retrospective application required. The Company's adoption of this guidance did not have an impact on the financial statements.

In June 2011, the FASB issued Accounting Standards Update ("ASU") 2011-05, "Presentation of Comprehensive Income," which requires an entity to report components of comprehensive income in either a single, continuous statement of comprehensive income or two separate but consecutive statements. Under the two statement approach, the first statement would include components of net income and the second statement would include components of OCI. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company adopted this guidance on January 1, 2012 and presents OCI as a single continuous statement. The adoption of this guidance did not impact the Company's results of operations and financial position.

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company adopted the guidance on January 1, 2012. The adoption affected disclosures but did not impact the Company's results of operations and financial position.

In October 2010, the FASB issued ASU 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts," which modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. An insurance entity may only capitalize incremental direct costs of contract acquisition, the portion of employees' compensation directly related to time spent performing specified acquisition activities for a contract that has actually been acquired, other costs related directly to specified activities that would not have been incurred had the acquisition contract transaction not occurred, and advertising costs that meet capitalization criteria in other GAAP guidance. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the guidance prospectively on January 1, 2012. The adoption of this guidance did not have a material impact on the Company's results of operations and financial position.

In April 2010, the FASB issued guidance that effect consolidation analysis for investments held through the separate accounts of an insurance entity. An insurance entity should not consider any separate account interest held for the benefit of policy holders in an investment to be the issuer's interest and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder. The guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively applied to all prior periods upon adoption. The Company adopted this guidance effective January 1, 2011. The adoption of this guidance had no impact on the Company's financial statements.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The Company adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity effective January 1, 2011. The adoption of this guidance is provided in Note 5 of the Company's financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. This guidance requires the establishment of a liability using a specified reserve methodology for contracts that contain death or other insurance benefits.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. These benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death, or, are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

The reinsurance recoverables associated with the GMDB were $491,000 and $690,000 at December 31, 2013 and 2012, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 5.5% to 7.5% and 1.5% to 3.0%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 4.0% to 4.5% depending on calendar year.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk, and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2013 and 2012. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

For business issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

The reinsurance recoverables associated with GMWB were $206,000 and $175,000 at December 31, 2013 and 2012, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  Separate benefit ratios were calculated for single life and joint life policies.
  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 7 ½ years from issue and age 59 ½.

3. GUARANTEED BENEFITS (CONTINUED):

  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 8.5% with dynamic lapse reduction for contracts in the money.
  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal value at December 31, 2013 and 2012:

4. INVESTMENTS:

The components of net investment income were as follows:

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

There were no realized investment losses as a result of other than temporary impairments in 2013, 2012 or 2011. There were no debt securities that were non-income producing for 2013, 2012 and 2011, respectively.

Net unrealized investment gains on available-for-sale securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2013 were as follows:

Debt securities that were in a continuous unrealized loss position as of December 31, 2012 were as follows:

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2013 and 2012. The securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2013. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.

4. INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities and by type of issuer were as follows:

During 2013 and 2012, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

The amortized cost and fair value of debt securities at December 31, 2013, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

4. INVESTMENTS (CONTINUED):

At December 31, 2013 and 2012, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2013, the amortized cost and fair value of a security on deposit with the State of New York was $400,000 and $404,000, respectively. At December 31, 2012, the amortized cost and fair value of a security on deposit with the State of New York was $399,000 and $411,000, respectively.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company's available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2013:

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2012:

There were no transfers between Level 1 and Level 2 during 2013 or 2012. There were no Level 3 assets held by the Company during 2013 or 2012. There were no transfers into or out of Level 3 during 2013 or 2012.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion at December 31 was as follows:

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Contract Holder Deposit Funds

Fair value for the Company's contract holder deposit fund liabilities for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.

Significant components of the Company's net deferred tax asset were as follows:

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follow:

The Company paid FILI net federal and state income taxes of $900,000, $1,825,000, and $2,185,000 in 2013, 2012, and 2011, respectively, related to the Company's separate-company basis net operating results for the year.

The FASB provides guidance for the accounting for uncertainty in income taxes recognized in the Company's financial statements. The guidance allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2010. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service ("IRS") announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $850,000, $648,000 and $656,000 during 2013, 2012 and 2011, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2013, 2012 or 2011, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 3% of premiums received in the first policy year for its variable universal life product. The Company compensated FIA in the amount of $5,992,000, $5,493,000, and $4,688,000 in 2013, 2012, and 2011, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company paid FILI and FMR LLC and its subsidiaries $3,566,000, $3,352,000, and $3,492,000 in 2013, 2012, and 2011, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

The Company has an agreement with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $300,000, $259,000, and $237,000 in 2013, 2012, and 2011 respectively for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $154,000, $154,000, and $167,000 in 2013, 2012 and 2011, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2013, 2012 and 2011, the Company decreased amortization by $2,534,000, $1,920,000, and $574,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2013). Sales of these two products were discontinued in May 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

10. REINSURANCE (CONTINUED):

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

Financial information related to the two coinsurance agreements was as follows:

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of this reinsurer.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred that would require disclosure.

(Fidelity Cover Art)
Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2013

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2013

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 33,364	$ 72,171	$ 12,296	$ 46,117	$ 54,526	$ 29,387	$ 45,243	$ 13,480
Receivable from EFILI	3	0	3	0	7	0	4	0
Total assets	33,367	72,171	12,299	46,117	54,533	29,387	45,247	13,480
Liabilities:
Payable to EFILI	0	1	0	0	0	0	0	0
Total net assets	$ 33,367	$ 72,170	$ 12,299	$ 46,117	$ 54,533	$ 29,387	$ 45,247	$ 13,480
Net Assets:
Fidelity Retirement Reserves	$ 31,685	$ 0	$ 10,304	$ 0	$ 48,435	$ 0	$ 41,856	$ 0
Fidelity Income Advantage	1,682	0	1,995	0	6,098	0	3,391	0
Fidelity Personal Retirement	0	71,453	0	46,117	0	29,387	0	13,480
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	717	0	0	0	0	0	0
Total net assets	$ 33,367	$ 72,170	$ 12,299	$ 46,117	$ 54,533	$ 29,387	$ 45,247	$ 13,480
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,489	0	218	0	562	0	436	0
Unit Value	$ 21.27	$ 0.00	$ 47.34	$ 0.00	$ 86.23	$ 0.00	$ 96.00	$ 0.00
Fidelity Income Advantage:
Units Outstanding	81	0	43	0	73	0	36	0
Unit Value	$ 20.66	$ 0.00	$ 45.97	$ 0.00	$ 83.72	$ 0.00	$ 93.21	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	6,623	0	2,952	0	1,731	0	724
Highest Unit Value	$ 0.00	$ 11.39	$ 0.00	$ 20.93	$ 0.00	$ 26.22	$ 0.00	$ 27.63
Lowest Unit Value	$ 0.00	$ 9.99	$ 0.00	$ 13.23	$ 0.00	$ 15.88	$ 0.00	$ 17.86
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 11.06	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	73	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 9.87	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.51	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Unit Value	$ 0	$ 9.78	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Unit Value	$ 0	$ 9.43	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 8,830	$ 3,603	$ 16,304	$ 25,436	$ 36,803	$ 35,395	$ 18,012
Receivable from EFILI	0	0	0	6	0	8	0
Total assets	8,830	3,603	16,304	25,442	36,803	35,403	18,012
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 8,830	$ 3,603	$ 16,304	$ 25,442	$ 36,803	$ 35,403	$ 18,012
Net Assets:
Fidelity Retirement Reserves	$ 8,473	$ 3,209	$ 0	$ 21,064	$ 0	$ 32,874	$ 0
Fidelity Income Advantage	357	394	0	4,378	0	2,529	0
Fidelity Personal Retirement	0	0	16,304	0	36,803	0	18,012
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 8,830	$ 3,603	$ 16,304	$ 25,442	$ 36,803	$ 35,403	$ 18,012
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	178	179	0	541	0	655	0
Unit Value	$ 47.66	$ 17.91	$ 0.00	$ 38.94	$ 0.00	$ 50.16	$ 0.00
Fidelity Income Advantage:
Units Outstanding	8	22	0	116	0	52	0
Unit Value	$ 46.28	$ 17.57	$ 0.00	$ 37.81	$ 0.00	$ 48.70	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	1,023	0	2,773	0	1,114
Highest Value	$ 0.00	$ 0.00	$ 21.33	$ 0.00	$ 14.42	$ 0.00	$ 19.82
Lowest Value	$ 0.00	$ 0.00	$ 15.37	$ 0.00	$ 11.09	$ 0.00	$ 13.99
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 111,011	$ 9,406	$ 4,515	$ 113,345	$ 91,008	$ 13,239	$ 119,875
Receivable from EFILI	8	1	0	0	0	3	0
Total assets	111,019	9,407	4,515	113,345	91,008	13,242	119,875
Liabilities:
Payable to EFILI	0	0	0	5	0	0	0
Total net assets	$ 111,019	$ 9,407	$ 4,515	$ 113,340	$ 91,008	$ 13,242	$ 119,875
Net Assets:
Fidelity Retirement Reserves	$ 45,073	$ 8,607	$ 0	$ 104,937	$ 0	$ 11,205	$ 0
Fidelity Income Advantage	4,948	800	0	8,403	0	2,037	0
Fidelity Personal Retirement	60,998	0	4,515	0	91,008	0	48,204
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	71,671
Total net assets	$ 111,019	$ 9,407	$ 4,515	$ 113,340	$ 91,008	$ 13,242	$ 119,875
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	826	258	0	1,565	0	438	0
Unit Value	$ 54.56	$ 33.32	$ 0.00	$ 67.06	$ 0.00	$ 25.56	$ 0.00
Fidelity Income Advantage:
Units Outstanding	93	25	0	129	0	82	0
Unit Value	$ 52.97	$ 32.35	$ 0.00	$ 65.11	$ 0.00	$ 24.82	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	3,339	0	268	0	4,801	0	2,732
Highest Value	$ 25.45	$ 0.00	$ 22.17	$ 0.00	$ 26.77	$ 0.00	$ 24.41
Lowest Value	$ 17.47	$ 0.00	$ 15.17	$ 0.00	$ 17.49	$ 0.00	$ 15.26
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	3,713
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 23.23
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 13.40
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	1,301
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 23.05
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 13.27
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 2,580	$ 8,103	$ 17,619	$ 12,806	$ 9,515	$ 8,341	$ 41,166	$ 40,271
Receivable from EFILI	0	0	4	0	2	0	6	0
Total assets	2,580	8,103	17,623	12,806	9,517	8,341	41,172	40,271
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 2,580	$ 8,103	$ 17,623	$ 12,806	$ 9,517	$ 8,341	$ 41,172	$ 40,271
Net Assets:
Fidelity Retirement Reserves	$ 2,396	$ 0	$ 15,053	$ 0	$ 8,297	$ 0	$ 36,857	$ 0
Fidelity Income Advantage	184	0	2,570	0	1,220	0	4,315	0
Fidelity Personal Retirement	0	8,103	0	12,806	0	8,341	0	40,271
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 2,580	$ 8,103	$ 17,623	$ 12,806	$ 9,517	$ 8,341	$ 41,172	$ 40,271
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	100	0	531	0	384	0	1,025	0
Unit Value	$ 23.94	$ 0.00	$ 28.35	$ 0.00	$ 21.60	$ 0.00	$ 35.96	$ 0.00
Fidelity Income Advantage:
Units Outstanding	8	0	93	0	58	0	123	0
Unit Value	$ 23.44	$ 0.00	$ 27.53	$ 0.00	$ 20.97	$ 0.00	$ 34.98	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	395	0	690	0	430	0	2,046
Highest Value	$ 0.00	$ 30.73	$ 0.00	$ 26.10	$ 0.00	$ 34.03	$ 0.00	$ 28.86
Lowest Value	$ 0.00	$ 19.29	$ 0.00	$ 17.75	$ 0.00	$ 18.38	$ 0.00	$ 16.15
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 5,468	$ 9,291	$ 2,199	$ 4,438	$ 6,277	$ 9,919	$ 7,935	$ 8,463
Receivable from EFILI	1	0	0	0	1	0	2	0
Total assets	5,469	9,291	2,199	4,438	6,278	9,919	7,937	8,463
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 5,469	$ 9,291	$ 2,199	$ 4,438	$ 6,278	$ 9,919	$ 7,937	$ 8,463
Net Assets:
Fidelity Retirement Reserves	$ 5,023	$ 0	$ 2,093	$ 0	$ 5,750	$ 0	$ 7,155	$ 0
Fidelity Income Advantage	446	0	106	0	528	0	782	0
Fidelity Personal Retirement	0	9,291	0	4,438	0	9,919	0	8,463
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,469	$ 9,291	$ 2,199	$ 4,438	$ 6,278	$ 9,919	$ 7,937	$ 8,463
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	225	0	114	0	291	0	234	0
Unit Value	$ 22.34	$ 0.00	$ 18.41	$ 0.00	$ 19.76	$ 0.00	$ 30.53	$ 0.00
Fidelity Income Advantage:
Units Outstanding	20	0	6	0	27	0	26	0
Unit Value	$ 21.89	$ 0.00	$ 17.96	$ 0.00	$ 19.27	$ 0.00	$ 29.78	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	482	0	251	0	476	0	481
Highest Value	$ 0.00	$ 37.93	$ 0.00	$ 19.20	$ 0.00	$ 39.01	$ 0.00	$ 24.21
Lowest Value	$ 0.00	$ 18.14	$ 0.00	$ 15.36	$ 0.00	$ 16.76	$ 0.00	$ 16.22
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 17,731	$ 35,827	$ 2,658	$ 6,233	$ 4,360	$ 17,353	$ 2,936	$ 10,728
Receivable from EFILI	2	0	1	0	0	0	1	0
Total assets	17,733	35,827	2,659	6,233	4,360	17,353	2,937	10,728
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 17,733	$ 35,827	$ 2,659	$ 6,233	$ 4,360	$ 17,353	$ 2,937	$ 10,728
Net Assets:
Fidelity Retirement Reserves	$ 17,163	$ 0	$ 2,548	$ 0	$ 4,154	$ 0	$ 2,744	$ 0
Fidelity Income Advantage	570	0	111	0	206	0	193	0
Fidelity Personal Retirement	0	35,827	0	6,233	0	17,353	0	10,728
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 17,733	$ 35,827	$ 2,659	$ 6,233	$ 4,360	$ 17,353	$ 2,937	$ 10,728
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	599	0	220	0	120	0	126	0
Unit Value	$ 28.64	$ 0.00	$ 11.57	$ 0.00	$ 34.56	$ 0.00	$ 21.86	$ 0.00
Fidelity Income Advantage:
Units Outstanding	20	0	10	0	6	0	9	0
Unit Value	$ 27.93	$ 0.00	$ 11.28	$ 0.00	$ 33.70	$ 0.00	$ 21.32	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	1,392	0	511	0	812	0	516
Unit Value	$ 0.00	$ 35.72	$ 0.00	$ 24.55	$ 0.00	$ 34.19	$ 0.00	$ 37.01
Highest Value	$ 0.00	$ 24.31	$ 0.00	$ 9.78	$ 0.00	$ 19.37	$ 0.00	$ 20.30
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 4,118	$ 11,765	$ 8,632	$ 66,294	$ 655	$ 1,271	$ 1,292	$ 6,283
Receivable from EFILI	1	0	0	1	0	0	0	0
Total assets	4,119	11,765	8,632	66,295	655	1,271	1,292	6,283
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 4,119	$ 11,765	$ 8,632	$ 66,295	$ 655	$ 1,271	$ 1,292	$ 6,283
Net Assets:
Fidelity Retirement Reserves	$ 3,624	$ 0	$ 7,135	$ 0	$ 512	$ 0	$ 1,159	$ 0
Fidelity Income Advantage	495	0	1,497	0	143	0	133	0
Fidelity Personal Retirement	0	11,765	0	66,295	0	1,271	0	6,283
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 4,119	$ 11,765	$ 8,632	$ 66,295	$ 655	$ 1,271	$ 1,292	$ 6,283
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	146	0	404	0	32	0	76	0
Unit Value	$ 24.84	$ 0.00	$ 17.66	$ 0.00	$ 16.22	$ 0.00	$ 15.32	$ 0.00
Fidelity Income Advantage:
Units Outstanding	20	0	86	0	9	0	9	0
Unit Value	$ 24.33	$ 0.00	$ 17.32	$ 0.00	$ 15.95	$ 0.00	$ 15.06	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	755	0	4,502	0	77	0	383
Highest Value	$ 0.00	$ 34.37	$ 0.00	$ 17.25	$ 0.00	$ 28.08	$ 0.00	$ 30.29
Lowest Value	$ 0.00	$ 14.10	$ 0.00	$ 11.84	$ 0.00	$ 15.94	$ 0.00	$ 15.04
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 603	$ 2,382	$ 1,803	$ 6,606	$ 1,263	$ 5,893	$ 3,608	$ 4,189
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	603	2,382	1,803	6,606	1,263	5,893	3,608	4,189
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	1
Total net assets	$ 603	$ 2,382	$ 1,803	$ 6,606	$ 1,263	$ 5,893	$ 3,608	$ 4,188
Net Assets:
Fidelity Retirement Reserves	$ 488	$ 0	$ 1,664	$ 0	$ 1,165	$ 0	$ 3,608	$ 0
Fidelity Income Advantage	115	0	139	0	98	0	0	0
Fidelity Personal Retirement	0	2,382	0	6,606	0	5,893	0	4,188
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 603	$ 2,382	$ 1,803	$ 6,606	$ 1,263	$ 5,893	$ 3,608	$ 4,188
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	36	0	101	0	61	0	262	0
Unit Value	$ 13.52	$ 0.00	$ 16.43	$ 0.00	$ 19.06	$ 0.00	$ 13.78	$ 0.00
Fidelity Income Advantage:
Units Outstanding	9	0	9	0	5	0	0	0
Unit Value	$ 13.29	$ 0.00	$ 16.15	$ 0.00	$ 18.74	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	156	0	369	0	294	0	296
Highest Value	$ 0.00	$ 23.28	$ 0.00	$ 31.83	$ 0.00	$ 31.18	$ 0.00	$ 14.56
Lowest Value	$ 0.00	$ 13.50	$ 0.00	$ 16.45	$ 0.00	$ 19.17	$ 0.00	$ 11.80
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 490	$ 2,715	$ 1,846	$ 6,673	$ 3,732	$ 8,315
Receivable from EFILI	0	0	0	0	0	0
Total assets	490	2,715	1,846	6,673	3,732	8,315
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 490	$ 2,715	$ 1,846	$ 6,673	$ 3,732	$ 8,315
Net Assets:
Fidelity Retirement Reserves	$ 490	$ 0	$ 1,846	$ 0	$ 3,732	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	2,715	0	6,673	0	8,315
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 490	$ 2,715	$ 1,846	$ 6,673	$ 3,732	$ 8,315
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	33	0	118	0	233	0
Unit Value	$ 14.71	$ 0.00	$ 15.67	$ 0.00	$ 16.02	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	187	0	419	0	507
Highest Value	$ 0.00	$ 17.71	$ 0.00	$ 19.17	$ 0.00	$ 19.67
Lowest Value	$ 0.00	$ 12.94	$ 0.00	$ 15.88	$ 0.00	$ 13.94
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 2,926	$ 18,472	$ 1,177	$ 7,627	$ 1,423	$ 8,266
Receivable from EFILI	0	0	0	0	0	0
Total assets	2,926	18,472	1,177	7,627	1,423	8,266
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,926	$ 18,472	$ 1,177	$ 7,627	$ 1,423	$ 8,266
Net Assets:
Fidelity Retirement Reserves	$ 2,926	$ 0	$ 1,177	$ 0	$ 1,423	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	18,472	0	7,627	0	8,266
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,926	$ 18,472	$ 1,177	$ 7,627	$ 1,423	$ 8,266
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	182	0	70	0	85	0
Unit Value	$ 16.09	$ 0.00	$ 16.87	$ 0.00	$ 16.69	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	1,138	0	433	0	485
Highest Value	$ 0.00	$ 21.17	$ 0.00	$ 22.57	$ 0.00	$ 23.49
Lowest Value	$ 0.00	$ 14.43	$ 0.00	$ 16.87	$ 0.00	$ 16.63
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 2,269	$ 569	$ 1,108	$ 3,053	$ 15,210	$ 67,942	$ 100,094
Receivable from EFILI	2	0	0	1	0	2	8
Total assets	2,271	569	1,108	3,054	15,210	67,944	100,102
Liabilities:
Payable to EFILI	0	0	3	0	0	0	0
Total net assets	$ 2,271	$ 569	$ 1,105	$ 3,054	$ 15,210	$ 67,944	$ 100,102
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 2,817	$ 0	$ 5,563	$ 10,010
Fidelity Income Advantage	0	0	0	237	0	1,651	5,056
Fidelity Personal Retirement	0	0	0	0	15,210	60,215	83,257
Fidelity Freedom Lifetime Income	2,271	569	1,105	0	0	515	1,779
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 2,271	$ 569	$ 1,105	$ 3,054	$ 15,210	$ 67,944	$ 100,102
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	183	0	429	722
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 15.41	$ 0.00	$ 12.96	$ 13.87
Fidelity Income Advantage:
Units Outstanding	0	0	0	16	0	129	370
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 15.17	$ 0.00	$ 12.76	$ 13.65
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	836	4,594	5,630
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 29.63	$ 14.01	$ 18.07
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 15.97	$ 11.80	$ 13.69
Fidelity Freedom Lifetime Income:
Units Outstanding	152	37	67	0	0	43	138
Unit Value	$ 14.93	$ 15.51	$ 16.46	$ 0.00	$ 0.00	$ 12.01	$ 12.86
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 160,786	$ 77,459	$ 26,862	$ 1,980	$ 13,389	$ 1,434	$ 5,595
Receivable from EFILI	0	5	1	1	1	0	0
Total assets	160,786	77,464	26,863	1,981	13,390	1,434	5,595
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 160,786	$ 77,464	$ 26,863	$ 1,981	$ 13,390	$ 1,434	$ 5,595
Net Assets:
Fidelity Retirement Reserves	$ 4,293	$ 7,632	$ 2,371	$ 1,536	$ 0	$ 1,390	$ 0
Fidelity Income Advantage	1,017	2,916	767	445	0	44	0
Fidelity Personal Retirement	49,594	66,916	22,847	0	13,390	0	5,595
Fidelity Freedom Lifetime Income	2,353	0	878	0	0	0	0
Fidelity Growth and Guaranteed Income	103,529	0	0	0	0	0	0
Total net assets	$ 160,786	$ 77,464	$ 26,863	$ 1,981	$ 13,390	$ 1,434	$ 5,595
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	330	544	170	87	0	78	0
Unit Value	$ 12.99	$ 14.03	$ 13.95	$ 17.58	$ 0.00	$ 17.74	$ 0.00
Fidelity Income Advantage:
Units Outstanding	79	211	56	26	0	3	0
Unit Value	$ 12.84	$ 13.82	$ 13.73	$ 17.34	$ 0.00	$ 17.50	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	3,400	4,390	1,443	0	757	0	299
Highest Value	$ 19.71	$ 20.99	$ 23.22	$ 0.00	$ 22.71	$ 0.00	$ 37.11
Lowest Value	$ 13.40	$ 14.64	$ 14.55	$ 0.00	$ 16.94	$ 0.00	$ 16.96
Fidelity Freedom Lifetime Income:
Units Outstanding	179	0	67	0	0	0	0
Unit Value	$ 13.14	$ 0.00	$ 13.01	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	5,666	0	0	0	0	0	0
Highest Value	$ 18.76	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 12.56	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	1,580	0	0	0	0	0	0
Highest Value	$ 18.61	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 12.44	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 374	$ 1,860	$ 504	$ 2,448	$ 9,679	$ 18,206
Receivable from EFILI	0	0	0	0	0	1
Total assets	374	1,860	504	2,448	9,679	18,207
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 374	$ 1,860	$ 504	$ 2,448	$ 9,679	$ 18,207
Net Assets:
Fidelity Retirement Reserves	$ 349	$ 0	$ 482	$ 0	$ 4,351	$ 2,608
Fidelity Income Advantage	25	0	22	0	307	162
Fidelity Personal Retirement	0	1,860	0	2,448	5,021	15,437
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 374	$ 1,860	$ 504	$ 2,448	$ 9,679	$ 18,207
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	28	0	58	0	158	87
Unit Value	$ 12.32	$ 0.00	$ 8.28	$ 0.00	$ 27.47	$ 29.84
Fidelity Income Advantage:
Units Outstanding	2	0	3	0	12	6
Unit Value	$ 12.15	$ 0.00	$ 8.19	$ 0.00	$ 26.68	$ 28.98
Fidelity Personal Retirement:
Units Outstanding	0	126	0	237	405	1,114
Highest Value	$ 0.00	$ 30.82	$ 0.00	$ 22.68	$ 22.76	$ 18.04
Lowest Value	$ 0.00	$ 12.71	$ 0.00	$ 8.50	$ 11.05	$ 11.36
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	Lazard - Retirement Emerging Markets	PVIT - Commodity Real Return
Assets:
Investments at market value	$ 4,586	$ 3,637	$ 4,161	$ 1,722	$ 14,933	$ 2,074
Receivable from EFILI	0	0	1	1	1	0
Total assets	4,586	3,637	4,162	1,723	14,934	2,074
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 4,586	$ 3,637	$ 4,162	$ 1,723	$ 14,934	$ 2,074
Net Assets:
Fidelity Retirement Reserves	$ 1,017	$ 1,122	$ 3,756	$ 1,463	$ 2,357	$ 87
Fidelity Income Advantage	242	159	406	260	85	0
Fidelity Personal Retirement	3,327	2,356	0	0	12,492	1,987
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 4,586	$ 3,637	$ 4,162	$ 1,723	$ 14,934	$ 2,074
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	62	64	105	44	158	10
Unit Value	$ 16.32	$ 17.57	$ 35.86	$ 33.53	$ 14.90	$ 8.60
Fidelity Income Advantage:
Units Outstanding	15	9	12	8	6	0
Unit Value	$ 15.85	$ 17.06	$ 34.82	$ 32.56	$ 14.67	$ 8.57
Fidelity Personal Retirement:
Units Outstanding	242	192	0	0	906	228
Highest Value	$ 20.72	$ 17.87	$ 0.00	$ 0.00	$ 24.51	$ 8.71
Lowest Value	$ 12.17	$ 11.14	$ 0.00	$ 0.00	$ 11.36	$ 8.68
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return	Blackrock - Global Allocation V.I.	FTVIP - Global Bond Securities	FTVIP - U.S. Government
Assets:
Investments at market value	$ 60,297	$ 30,436	$ 62,151	$ 33,845	$ 16,796	$ 3,198
Receivable from EFILI	1	0	0	1	0	0
Total assets	60,298	30,436	62,151	33,846	16,796	3,198
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 60,298	$ 30,436	$ 62,151	$ 33,846	$ 16,796	$ 3,198
Net Assets:
Fidelity Retirement Reserves	$ 4,961	$ 2,252	$ 3,838	$ 1,296	$ 426	$ 137
Fidelity Income Advantage	27	50	90	509	19	0
Fidelity Personal Retirement	55,310	28,134	58,223	32,041	16,351	3,061
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 60,298	$ 30,436	$ 62,151	$ 33,846	$ 16,796	$ 3,198
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	449	190	325	113	39	14
Unit Value	$ 11.05	$ 11.86	$ 11.79	$ 11.51	$ 10.83	$ 9.80
Fidelity Income Advantage:
Units Outstanding	2	4	8	44	2	0
Unit Value	$ 10.96	$ 11.76	$ 11.69	$ 11.47	$ 10.79	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	5,000	2,409	4,963	2,754	1,494	309
Highest Value	$ 11.32	$ 12.15	$ 12.07	$ 11.65	$ 10.96	$ 9.92
Lowest Value	$ 10.74	$ 11.00	$ 11.08	$ 11.62	$ 10.93	$ 9.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2013

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 11	$ 12	$ 720	$ 2,627	$ 1,289	$ 685
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	258	0	84	0	346	0
Administrative and other charges	17	0	6	0	23	0
Total expenses	275	0	90	0	369	0
Fidelity Income Advantage:
Mortality and expense risk charges	14	0	18	0	41	0
Administrative and other charges	5	0	6	0	14	0
Total expenses	19	0	24	0	55	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	107	0	59	0	38
Administrative and other charges	0	34	0	22	0	12
Total expenses	0	141	0	81	0	50
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	4	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	5	0	0	0	0
Total expenses	294	146	114	81	424	50
Net investment income (loss)	(283)	(134)	606	2,546	865	635
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(162)	592	336	794
Realized gain distributions	0	0	0	0	3,414	1,841
Net realized gain (loss) on investments	0	0	(162)	592	3,750	2,635
Unrealized appreciation (depreciation)	0	0	232	(682)	7,557	2,400
Net increase (decrease) in net assets from operations	$ (283)	$ (134)	$ 676	$ 2,456	$ 12,172	$ 5,670
(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 116	$ 26	$ 109	$ 45	$ 187	$ 619	$ 903
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	281	0	57	22	0	185	0
Administrative and other charges	19	0	4	2	0	12	0
Total expenses	300	0	61	24	0	197	0
Fidelity Income Advantage:
Mortality and expense risk charges	22	0	2	3	0	37	0
Administrative and other charges	8	0	1	1	0	12	0
Total expenses	30	0	3	4	0	49	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	19	0	0	19	0	74
Administrative and other charges	0	5	0	0	6	0	24
Total expenses	0	24	0	0	25	0	98
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	330	24	64	28	25	246	98
Net investment income (loss)	(214)	2	45	17	162	373	805
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(200)	737	(191)	(32)	(1)	(230)	(255)
Realized gain distributions	28	8	30	12	54	317	471
Net realized gain (loss) on investments	(172)	745	(161)	(20)	53	87	216
Unrealized appreciation (depreciation)	12,614	2,655	2,178	875	3,073	(1,277)	(2,116)
Net increase (decrease) in net assets from operations	$ 12,228	$ 3,402	$ 2,062	$ 872	$ 3,288	$ (817)	$ (1,095)
(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 538	$ 257	$ 1,894	$ 90	$ 41	$ 1,102	$ 826
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	240	0	301	56	0	714	0
Administrative and other charges	16	0	20	4	0	48	0
Total expenses	256	0	321	60	0	762	0
Fidelity Income Advantage:
Mortality and expense risk charges	18	0	35	6	0	59	0
Administrative and other charges	6	0	11	2	0	19	0
Total expenses	24	0	46	8	0	78	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	24	69	0	7	0	126
Administrative and other charges	0	8	23	0	2	0	39
Total expenses	0	32	92	0	9	0	165
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	280	32	459	68	9	840	165
Net investment income (loss)	258	225	1,435	22	32	262	661
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	50	309	1,650	32	104	1,720	2,135
Realized gain distributions	83	42	848	25	12	29	24
Net realized gain (loss) on investments	133	351	2,498	57	116	1,749	2,159
Unrealized appreciation (depreciation)	4,350	1,643	20,607	1,537	659	25,105	18,035
Net increase (decrease) in net assets from operations	$ 4,741	$ 2,219	$ 24,540	$ 1,616	$ 807	$ 27,116	$ 20,855
(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 193	$ 1,667	$ 8	$ 20	$ 297	$ 199
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	81	0	13	0	100	0
Administrative and other charges	5	0	1	0	7	0
Total expenses	86	0	14	0	107	0
Fidelity Income Advantage:
Mortality and expense risk charges	15	0	2	0	17	0
Administrative and other charges	5	0	0	0	6	0
Total expenses	20	0	2	0	23	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	63	0	8	0	15
Administrative and other charges	0	18	0	3	0	4
Total expenses	0	81	0	11	0	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	624	0	0	0	0
Administrative and other charges	0	171	0	0	0	0
Total expenses	0	795	0	0	0	0
Total expenses	106	876	16	11	130	19
Net investment income (loss)	87	791	(8)	9	167	180
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	206	1,866	98	318	175	361
Realized gain distributions	565	4,678	167	484	0	0
Net realized gain (loss) on investments	771	6,544	265	802	175	361
Unrealized appreciation (depreciation)	1,318	10,455	343	858	3,995	1,862
Net increase (decrease) in net assets from operations	$ 2,176	$ 17,790	$ 600	$ 1,669	$ 4,337	$ 2,403
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 26	$ 18	$ 187	$ 157	$ 47	$ 74
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	53	0	247	0	36	0
Administrative and other charges	4	0	16	0	2	0
Total expenses	57	0	263	0	38	0
Fidelity Income Advantage:
Mortality and expense risk charges	8	0	29	0	4	0
Administrative and other charges	3	0	10	0	1	0
Total expenses	11	0	39	0	5	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	11	0	53	0	12
Administrative and other charges	0	3	0	17	0	4
Total expenses	0	14	0	70	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	68	14	302	70	43	16
Net investment income (loss)	(42)	4	(115)	87	4	58
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	193	738	696	855	89	397
Realized gain distributions	4	4	4,724	4,559	0	0
Net realized gain (loss) on investments	197	742	5,420	5,414	89	397
Unrealized appreciation (depreciation)	2,390	1,301	5,620	4,738	1,238	1,596
Net increase (decrease) in net assets from operations	$ 2,545	$ 2,047	$ 10,925	$ 10,239	$ 1,331	$ 2,051
(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 55	$ 109	$ 9	$ 8	$ 72	$ 68
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	40	0	53	0
Administrative and other charges	1	0	3	0	4	0
Total expenses	19	0	43	0	57	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	4	0	6	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	1	0	5	0	8	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	12	0	12
Administrative and other charges	0	2	0	4	0	4
Total expenses	0	9	0	16	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	20	9	48	16	65	16
Net investment income (loss)	35	100	(39)	(8)	7	52
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	18	320	(5)	121	(156)	(47)
Realized gain distributions	0	0	354	489	47	49
Net realized gain (loss) on investments	18	320	349	610	(109)	2
Unrealized appreciation (depreciation)	357	292	1,065	1,402	1,747	1,610
Net increase (decrease) in net assets from operations	$ 410	$ 712	$ 1,375	$ 2,004	$ 1,645	$ 1,664
(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 0	$ 0	$ 28	$ 60	$ 32	$ 118
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	92	0	17	0	25	0
Administrative and other charges	6	0	1	0	2	0
Total expenses	98	0	18	0	27	0
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	1	0	2	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	4	0	1	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	31	0	7	0	12
Administrative and other charges	0	11	0	2	0	6
Total expenses	0	42	0	9	0	18
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	102	42	19	9	29	18
Net investment income (loss)	(102)	(42)	9	51	3	100
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	831	972	145	313	164	450
Realized gain distributions	923	1,605	0	0	217	864
Net realized gain (loss) on investments	1,754	2,577	145	313	381	1,314
Unrealized appreciation (depreciation)	3,765	6,536	458	837	771	2,328
Net increase (decrease) in net assets from operations	$ 5,417	$ 9,071	$ 612	$ 1,201	$ 1,155	$ 3,742
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 3	$ 7	$ 80	$ 214	$ 367	$ 2,781
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	0	35	0	67	0
Administrative and other charges	1	0	2	0	5	0
Total expenses	14	0	37	0	72	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	4	0	14	0
Administrative and other charges	0	0	2	0	4	0
Total expenses	1	0	6	0	18	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	9	0	18	0	113
Administrative and other charges	0	3	0	7	0	38
Total expenses	0	12	0	25	0	151
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	15	12	43	25	90	151
Net investment income (loss)	(12)	(5)	37	189	277	2,630
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	132	631	11	710	112	587
Realized gain distributions	151	490	205	563	88	662
Net realized gain (loss) on investments	283	1,121	216	1,273	200	1,249
Unrealized appreciation (depreciation)	334	865	(180)	(1,542)	(559)	(4,091)
Net increase (decrease) in net assets from operations	$ 605	$ 1,981	$ 73	$ (80)	$ (82)	$ (212)
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 8	$ 33	$ 3	$ 11
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	0	8	0	5	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	4	0	8	0	5	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	1	0	1	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	1	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	7	0	3
Administrative and other charges	0	0	0	2	0	1
Total expenses	0	2	0	9	0	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	5	2	9	9	6	4
Net investment income (loss)	(5)	(2)	(1)	24	(3)	7
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	24	25	16	147	99	132
Realized gain distributions	1	1	1	5	0	0
Net realized gain (loss) on investments	25	26	17	152	99	132
Unrealized appreciation (depreciation)	138	249	196	748	122	405
Net increase (decrease) in net assets from operations	$ 158	$ 273	$ 212	$ 924	$ 218	$ 544
(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 19	$ 63	$ 6	$ 26	$ 56	$ 61
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	11	0	7	0	25	0
Administrative and other charges	1	0	0	0	2	0
Total expenses	12	0	7	0	27	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	1	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	1	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	8	0	6	0	8
Administrative and other charges	0	3	0	3	0	2
Total expenses	0	11	0	9	0	10
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	13	11	8	9	27	10
Net investment income (loss)	6	52	(2)	17	29	51
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	26	261	65	220	22	33
Realized gain distributions	138	492	99	469	20	29
Net realized gain (loss) on investments	164	753	164	689	42	62
Unrealized appreciation (depreciation)	256	657	121	480	73	76
Net increase (decrease) in net assets from operations	$ 426	$ 1,462	$ 283	$ 1,186	$ 144	$ 189
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 8	$ 40	$ 30	$ 112	$ 63	$ 140
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	12	0	26	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	3	0	13	0	28	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	11	0	13
Administrative and other charges	0	1	0	3	0	4
Total expenses	0	5	0	14	0	17
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3	5	13	14	28	17
Net investment income (loss)	5	35	17	98	35	123
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	10	10	48	16	55
Realized gain distributions	2	25	19	77	51	93
Net realized gain (loss) on investments	3	35	29	125	67	148
Unrealized appreciation (depreciation)	21	129	145	545	340	714
Net increase (decrease) in net assets from operations	$ 29	$ 199	$ 191	$ 768	$ 442	$ 985
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 50	$ 310	$ 20	$ 130	$ 23	$ 130
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	21	0	6	0	12	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	22	0	6	0	13	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	27	0	13	0	14
Administrative and other charges	0	8	0	3	0	3
Total expenses	0	35	0	16	0	17
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	(1)
Administrative and other charges	0	0	0	0	0	1
Total expenses	0	0	0	0	0	0
Total expenses	22	35	6	16	13	17
Net investment income (loss)	28	275	14	114	10	113
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	36	273	1	137	84	160
Realized gain distributions	36	208	13	83	21	101
Net realized gain (loss) on investments	72	481	14	220	105	261
Unrealized appreciation (depreciation)	272	1,524	105	808	182	976
Net increase (decrease) in net assets from operations	$ 372	$ 2,280	$ 133	$ 1,142	$ 297	$ 1,350
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%
Income:
Dividends	$ 40	$ 11	$ 18	$ 12	$ 54	$ 826
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	13	0	43
Administrative and other charges	0	0	0	1	0	3
Total expenses	0	0	0	14	0	46
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	1	0	10
Administrative and other charges	0	0	0	0	0	4
Total expenses	0	0	0	1	0	14
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	16	99
Administrative and other charges	0	0	0	0	5	31
Total expenses	0	0	0	0	21	130
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	11	3	0	0	0	3
Administrative and other charges	2	1	0	0	0	1
Total expenses	13	4	0	0	0	4
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	(1)	0	0	0
Administrative and other charges	0	0	1	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	13	4	0	15	21	194
Net investment income (loss)	27	7	18	(3)	33	632
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4	2	0	125	668	1,263
Realized gain distributions	27	2	7	174	917	1,407
Net realized gain (loss) on investments	31	4	7	299	1,585	2,670
Unrealized appreciation (depreciation)	141	55	(16)	280	1,615	233
Net increase (decrease) in net assets from operations	$ 199	$ 66	$ 9	$ 576	$ 3,233	$ 3,535
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 50%	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class
Income:
Dividends	$ 950	$ 1,751	$ 782	$ 221	$ 36	$ 235
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	76	31	53	15	14	0
Administrative and other charges	5	2	4	1	1	0
Total expenses	81	33	57	16	15	0
Fidelity Income Advantage:
Mortality and expense risk charges	36	7	20	5	4	0
Administrative and other charges	12	3	7	2	1	0
Total expenses	48	10	27	7	5	0
Fidelity Personal Retirement:
Mortality and expense risk charges	132	67	98	35	0	16
Administrative and other charges	37	20	29	10	0	6
Total expenses	169	87	127	45	0	22
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	8	11	0	4	0	0
Administrative and other charges	2	2	0	1	0	0
Total expenses	10	13	0	5	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	929	0	0	0	0
Administrative and other charges	0	247	0	0	0	0
Total expenses	0	1,176	0	0	0	0
Total expenses	308	1,319	211	73	20	22
Net investment income (loss)	642	432	571	148	16	213
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,968	2,601	832	260	264	958
Realized gain distributions	537	5,534	561	280	38	246
Net realized gain (loss) on investments	2,505	8,135	1,393	540	302	1,204
Unrealized appreciation (depreciation)	9,300	15,131	11,309	4,847	95	559
Net increase (decrease) in net assets from operations	$ 12,447	$ 23,698	$ 13,273	$ 5,535	$ 413	$ 1,976
(In thousands)	Subaccounts Investing In:
	VIP - Materials	VIP - Materials Investor Class	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class
Income:
Dividends	$ 16	$ 56	$ 6	$ 29	$ 3	$ 16
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	0	4	0	5	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	14	0	4	0	5	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	8	0	2	0	2
Administrative and other charges	0	3	0	1	0	1
Total expenses	0	11	0	3	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	15	11	4	3	5	3
Net investment income (loss)	1	45	2	26	(2)	13
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	39	176	26	122	(44)	0
Realized gain distributions	58	174	9	48	0	2
Net realized gain (loss) on investments	97	350	35	170	(44)	2
Unrealized appreciation (depreciation)	223	633	64	32	65	67
Net increase (decrease) in net assets from operations	$ 321	$ 1,028	$ 101	$ 228	$ 19	$ 82
(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity
Income:
Dividends	$ 126	$ 1,024	$ 5	$ 66
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	38	26	8	8
Administrative and other charges	3	2	1	1
Total expenses	41	28	9	9
Fidelity Income Advantage:
Mortality and expense risk charges	2	2	2	1
Administrative and other charges	1	1	1	0
Total expenses	3	3	3	1
Fidelity Personal Retirement:
Mortality and expense risk charges	7	29	4	4
Administrative and other charges	3	11	1	0
Total expenses	10	40	5	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Total expenses	54	71	17	14
Net investment income (loss)	72	953	(12)	52
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,376)	311	(146)	170
Realized gain distributions	0	313	0	0
Net realized gain (loss) on investments	(1,376)	624	(146)	170
Unrealized appreciation (depreciation)	1,103	(4,324)	746	412
Net increase (decrease) in net assets from operations	$ (201)	$ (2,747)	$ 588	$ 634
(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	Lazard - Retirement Emerging Markets
Income:
Dividends	$ 0	$ 3	$ 245
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	25	11	22
Administrative and other charges	2	1	2
Total expenses	27	12	24
Fidelity Income Advantage:
Mortality and expense risk charges	3	1	1
Administrative and other charges	1	1	0
Total expenses	4	2	1
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	18
Administrative and other charges	0	0	7
Total expenses	0	0	25
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Total expenses	31	14	50
Net investment income (loss)	(31)	(11)	195
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	(86)	(391)
Realized gain distributions	104	0	87
Net realized gain (loss) on investments	104	(86)	(304)
Unrealized appreciation (depreciation)	1,230	542	(296)
Net increase (decrease) in net assets from operations	$ 1,303	$ 445	$ (405)
(In thousands)	Subaccounts Investing In:
	PVIT - Commodity Real Return	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return	Blackrock - Global Allocation V.I.	FTVIP - Global Bond Securities	FTVIP - U.S. Government
Income:
Dividends	$ 37	$ 895	$ 581	$ 1,727	$ 341	$ 819	$ 152
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1	40	24	35	6	3	1
Administrative and other charges	0	3	2	2	0	0	0
Total expenses	1	43	26	37	6	3	1
Fidelity Income Advantage:
Mortality and expense risk charges	0	1	2	1	2	0	0
Administrative and other charges	0	0	0	0	1	0	0
Total expenses	0	1	2	1	3	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	2	78	61	110	28	18	6
Administrative and other charges	1	28	21	38	10	8	2
Total expenses	3	106	82	148	38	26	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	4	150	110	186	47	29	9
Net investment income (loss)	33	745	471	1,541	294	790	143
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(15)	296	(469)	40	405	263	(126)
Realized gain distributions	0	0	257	548	1,142	211	0
Net realized gain (loss) on investments	(15)	296	(212)	588	1,547	474	(126)
Unrealized appreciation (depreciation)	(372)	(1,384)	(5,171)	(4,306)	977	(1,237)	(173)
Net increase (decrease) in net assets from operations	$ (354)	$ (343)	$ (4,912)	$ (2,177)	$ 2,818	$ 27	$ (156)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2013 and 2012

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (283)	$ (275)	$ (134)	$ (64)	$ 606	$ 715	$ 2,546	$ 2,228
Net realized gain (loss) on investments	0	0	0	0	(162)	122	592	488
Unrealized appreciation (depreciation)	0	0	0	0	232	971	(682)	1,425
Net increase (decrease) in net assets from operations	(283)	(275)	(134)	(64)	676	1,808	2,456	4,141
Contract Transactions:
Payments received from contract owners	1,693	385	112,384	110,878	94	201	3,949	5,525
Transfers between sub-accounts and the fixed account, net	3,612	(434)	(52,234)	(101,364)	(1,981)	(174)	(2,820)	12,817
Contract benefits	(460)	(748)	(3,609)	(974)	(297)	(303)	0	0
Contract terminations	(7,766)	(8,256)	(42,496)	(10,439)	(925)	(685)	(1,190)	(634)
Contract maintenance charges	(10)	(10)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(110)	366	(1)	11	(28)	22	1	1
Net increase (decrease) in net assets from contract transactions	(3,041)	(8,697)	14,044	(1,888)	(3,139)	(941)	(60)	17,709
Total increase (decrease) in net assets	(3,324)	(8,972)	13,910	(1,952)	(2,463)	867	2,396	21,850
Net Assets:
Beginning of period	36,691	45,663	58,260	60,212	14,762	13,895	43,721	21,871
End of period	$ 33,367	$ 36,691	$ 72,170	$ 58,260	$ 12,299	$ 14,762	$ 46,117	$ 43,721
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 865	$ 1,043	$ 635	$ 478	$ (214)	$ (88)	$ 2	$ 28
Net realized gain (loss) on investments	3,750	2,351	2,635	1,193	(172)	(790)	745	215
Unrealized appreciation (depreciation)	7,557	3,645	2,400	666	12,614	5,721	2,655	888
Net increase (decrease) in net assets from operations	12,172	7,039	5,670	2,337	12,228	4,843	3,402	1,131
Contract Transactions:
Payments received from contract owners	127	207	1,264	800	82	88	235	164
Transfers between sub-accounts and the fixed account, net	(660)	(2,347)	5,997	1,843	(2,016)	(1,538)	819	372
Contract benefits	(1,438)	(1,063)	(9)	(21)	(430)	(528)	0	0
Contract terminations	(2,296)	(2,489)	(640)	(242)	(1,696)	(1,613)	(300)	(146)
Contract maintenance charges	(8)	(8)	0	0	(8)	(9)	0	0
Other transfers (to) from EFILI, net	18	19	0	0	(7)	9	1	0
Net increase (decrease) in net assets from contract transactions	(4,257)	(5,681)	6,612	2,380	(4,075)	(3,591)	755	390
Total increase (decrease) in net assets	7,915	1,358	12,282	4,717	8,153	1,252	4,157	1,521
Net Assets:
Beginning of period	46,618	45,260	17,105	12,388	37,094	35,842	9,323	7,802
End of period	$ 54,533	$ 46,618	$ 29,387	$ 17,105	$ 45,247	$ 37,094	$ 13,480	$ 9,323
(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 45	$ 82	$ 17	$ 31	$ 162	$ 155
Net realized gain (loss) on investments	(161)	(270)	(20)	(317)	53	(84)
Unrealized appreciation (depreciation)	2,178	1,478	875	844	3,073	1,550
Net increase (decrease) in net assets from operations	2,062	1,290	872	558	3,288	1,621
Contract Transactions:
Payments received from contract owners	0	0	16	30	271	218
Transfers between sub-accounts and the fixed account, net	(314)	(375)	(97)	(694)	3,142	(718)
Contract benefits	(63)	(64)	(58)	(43)	0	(12)
Contract terminations	(250)	(249)	(165)	(57)	(126)	(85)
Contract maintenance charges	(2)	(2)	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(20)	(1)	7	(2)	0	1
Net increase (decrease) in net assets from contract transactions	(649)	(691)	(298)	(767)	3,287	(596)
Total increase (decrease) in net assets	1,413	599	574	(209)	6,575	1,025
Net Assets:
Beginning of period	7,417	6,818	3,029	3,238	9,729	8,704
End of period	$ 8,830	$ 7,417	$ 3,603	$ 3,029	$ 16,304	$ 9,729
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 373	$ 508	$ 805	$ 1,157	$ 258	$ 234	$ 225	$ 156
Net realized gain (loss) on investments	87	981	216	1,840	133	68	351	260
Unrealized appreciation (depreciation)	(1,277)	250	(2,116)	(285)	4,350	3,441	1,643	1,051
Net increase (decrease) in net assets from operations	(817)	1,739	(1,095)	2,712	4,741	3,743	2,219	1,467
Contract Transactions:
Payments received from contract owners	51	197	1,872	3,964	233	65	1,186	23
Transfers between sub-accounts and the fixed account, net	(5,656)	(1,050)	(16,018)	3,678	(464)	(1,087)	2,332	(946)
Contract benefits	(629)	(786)	0	(8)	(1,164)	(817)	0	0
Contract terminations	(2,016)	(2,313)	(3,068)	(1,276)	(1,610)	(1,902)	(248)	(538)
Contract maintenance charges	(4)	(5)	0	0	(5)	(6)	0	0
Other transfers (to) from EFILI, net	41	(27)	(2)	2	97	49	0	0
Net increase (decrease) in net assets from contract transactions	(8,213)	(3,984)	(17,216)	6,360	(2,913)	(3,698)	3,270	(1,461)
Total increase (decrease) in net assets	(9,030)	(2,245)	(18,311)	9,072	1,828	45	5,489	6
Net Assets:
Beginning of period	34,472	36,717	55,114	46,042	33,575	33,530	12,523	12,517
End of period	$ 25,442	$ 34,472	$ 36,803	$ 55,114	$ 35,403	$ 33,575	$ 18,012	$ 12,523
(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 1,435	$ 1,119	$ 22	$ 46	$ 32	$ 40
Net realized gain (loss) on investments	2,498	1,221	57	(28)	116	36
Unrealized appreciation (depreciation)	20,607	7,098	1,537	1,023	659	463
Net increase (decrease) in net assets from operations	24,540	9,438	1,616	1,041	807	539
Contract Transactions:
Payments received from contract owners	2,694	953	23	121	233	21
Transfers between sub-accounts and the fixed account, net	14,344	4,624	428	(328)	90	8
Contract benefits	(680)	(590)	(161)	(238)	0	0
Contract terminations	(2,618)	(2,422)	(164)	(298)	(287)	(769)
Contract maintenance charges	(8)	(8)	(2)	(2)	0	0
Other transfers (to) from EFILI, net	54	31	(109)	15	(1)	1
Net increase (decrease) in net assets from contract transactions	13,786	2,588	15	(730)	35	(739)
Total increase (decrease) in net assets	38,326	12,026	1,631	311	842	(200)
Net Assets:
Beginning of period	72,693	60,667	7,776	7,465	3,673	3,873
End of period	$ 111,019	$ 72,693	$ 9,407	$ 7,776	$ 4,515	$ 3,673
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 262	$ 479	$ 661	$ 670	$ 87	$ 106	$ 791	$ 651
Net realized gain (loss) on investments	1,749	191	2,159	566	771	656	6,544	6,124
Unrealized appreciation (depreciation)	25,105	13,064	18,035	7,154	1,318	873	10,455	4,580
Net increase (decrease) in net assets from operations	27,116	13,734	20,855	8,390	2,176	1,635	17,790	11,355
Contract Transactions:
Payments received from contract owners	656	356	3,257	1,817	110	179	3,050	1,777
Transfers between sub-accounts and the fixed account, net	(4,373)	(4,764)	6,735	4,172	(67)	(74)	11,237	4,003
Contract benefits	(1,316)	(1,623)	0	(14)	(408)	(369)	(210)	(129)
Contract terminations	(3,496)	(4,653)	(3,643)	(1,339)	(914)	(1,019)	(4,711)	(6,618)
Contract maintenance charges	(22)	(22)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	18	14	0	0	(21)	29	1	(4)
Net increase (decrease) in net assets from contract transactions	(8,533)	(10,692)	6,349	4,636	(1,302)	(1,256)	9,367	(971)
Total increase (decrease) in net assets	18,583	3,042	27,204	13,026	874	379	27,157	10,384
Net Assets:
Beginning of period	94,757	91,715	63,804	50,778	12,368	11,989	92,718	82,334
End of period	$ 113,340	$ 94,757	$ 91,008	$ 63,804	$ 13,242	$ 12,368	$ 119,875	$ 92,718
(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (8)	$ 0	$ 9	$ 10	$ 167	$ 192	$ 180	$ 109
Net realized gain (loss) on investments	265	6	802	69	175	(75)	361	280
Unrealized appreciation (depreciation)	343	163	858	311	3,995	2,001	1,862	437
Net increase (decrease) in net assets from operations	600	169	1,669	390	4,337	2,118	2,403	826
Contract Transactions:
Payments received from contract owners	0	0	342	51	72	107	674	311
Transfers between sub-accounts and the fixed account, net	725	526	3,500	845	307	24	4,082	216
Contract benefits	(13)	(6)	(13)	0	(408)	(295)	0	0
Contract terminations	(61)	(34)	(170)	(106)	(534)	(582)	(77)	(37)
Contract maintenance charges	(1)	0	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	3	1	0	0	43	(3)	(1)	(1)
Net increase (decrease) in net assets from contract transactions	653	487	3,659	790	(523)	(752)	4,678	489
Total increase (decrease) in net assets	1,253	656	5,328	1,180	3,814	1,366	7,081	1,315
Net Assets:
Beginning of period	1,327	671	2,775	1,595	13,809	12,443	5,725	4,410
End of period	$ 2,580	$ 1,327	$ 8,103	$ 2,775	$ 17,623	$ 13,809	$ 12,806	$ 5,725
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (42)	$ (30)	$ 4	$ 7	$ (115)	$ (73)	$ 87	$ 86
Net realized gain (loss) on investments	197	26	742	426	5,420	2,332	5,414	2,409
Unrealized appreciation (depreciation)	2,390	1,105	1,301	340	5,620	1,842	4,738	991
Net increase (decrease) in net assets from operations	2,545	1,101	2,047	773	10,925	4,101	10,239	3,486
Contract Transactions:
Payments received from contract owners	21	41	330	116	108	91	1,525	473
Transfers between sub-accounts and the fixed account, net	248	484	(177)	1,485	2,064	(3,620)	3,079	(623)
Contract benefits	(149)	(109)	0	0	(623)	(536)	(8)	(9)
Contract terminations	(529)	(241)	(50)	(46)	(1,816)	(865)	(1,057)	(651)
Contract maintenance charges	(1)	(1)	0	0	(7)	(7)	0	0
Other transfers (to) from EFILI, net	23	0	0	0	24	16	0	0
Net increase (decrease) in net assets from contract transactions	(387)	174	103	1,555	(250)	(4,921)	3,539	(810)
Total increase (decrease) in net assets	2,158	1,275	2,150	2,328	10,675	(820)	13,778	2,676
Net Assets:
Beginning of period	7,359	6,084	6,191	3,863	30,497	31,317	26,493	23,817
End of period	$ 9,517	$ 7,359	$ 8,341	$ 6,191	$ 41,172	$ 30,497	$ 40,271	$ 26,493
(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 4	$ (8)	$ 58	$ 20	$ 35	$ 44	$ 100	$ 85
Net realized gain (loss) on investments	89	(141)	397	29	18	13	320	123
Unrealized appreciation (depreciation)	1,238	1,089	1,596	1,033	357	63	292	(38)
Net increase (decrease) in net assets from operations	1,331	940	2,051	1,082	410	120	712	170
Contract Transactions:
Payments received from contract owners	9	21	465	143	7	34	203	138
Transfers between sub-accounts and the fixed account, net	(119)	28	1,041	956	(435)	214	202	(681)
Contract benefits	(56)	(43)	(11)	(9)	(12)	(26)	0	(27)
Contract terminations	(199)	(295)	(219)	(138)	(105)	(97)	(127)	(283)
Contract maintenance charges	(1)	(1)	0	0	(5)	(25)	(2)	(3)
Other transfers (to) from EFILI, net	1	1	(1)	(1)	0	0	0	0
Net increase (decrease) in net assets from contract transactions	(365)	(289)	1,275	951	(550)	100	276	(856)
Total increase (decrease) in net assets	966	651	3,326	2,033	(140)	220	988	(686)
Net Assets:
Beginning of period	4,503	3,852	5,965	3,932	2,339	2,119	3,450	4,136
End of period	$ 5,469	$ 4,503	$ 9,291	$ 5,965	$ 2,199	$ 2,339	$ 4,438	$ 3,450
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (39)	$ (56)	$ (8)	$ (16)	$ 7	$ 8	$ 52	$ 54
Net realized gain (loss) on investments	349	679	610	748	(109)	(525)	2	(376)
Unrealized appreciation (depreciation)	1,065	287	1,402	378	1,747	869	1,610	606
Net increase (decrease) in net assets from operations	1,375	910	2,004	1,110	1,645	352	1,664	284
Contract Transactions:
Payments received from contract owners	32	28	349	312	23	17	175	87
Transfers between sub-accounts and the fixed account, net	(1,512)	89	385	(840)	(926)	(1,878)	(299)	(1,062)
Contract benefits	(49)	(123)	(7)	0	(324)	(140)	(7)	(32)
Contract terminations	(141)	(83)	(45)	(124)	(135)	(515)	(158)	(163)
Contract maintenance charges	(1)	(3)	(1)	(2)	(3)	(3)	(1)	(1)
Other transfers (to) from EFILI, net	9	5	0	1	51	0	0	0
Net increase (decrease) in net assets from contract transactions	(1,662)	(87)	681	(653)	(1,314)	(2,519)	(290)	(1,171)
Total increase (decrease) in net assets	(287)	823	2,685	457	331	(2,167)	1,374	(887)
Net Assets:
Beginning of period	6,565	5,742	7,234	6,777	7,606	9,773	7,089	7,976
End of period	$ 6,278	$ 6,565	$ 9,919	$ 7,234	$ 7,937	$ 7,606	$ 8,463	$ 7,089
(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (102)	$ (19)	$ (42)	$ 14	$ 9	$ 6	$ 51	$ 28
Net realized gain (loss) on investments	1,754	719	2,577	935	145	23	313	59
Unrealized appreciation (depreciation)	3,765	311	6,536	462	458	239	837	445
Net increase (decrease) in net assets from operations	5,417	1,011	9,071	1,411	612	268	1,201	532
Contract Transactions:
Payments received from contract owners	157	51	1,282	314	23	15	189	193
Transfers between sub-accounts and the fixed account, net	4,054	2,556	16,158	1,460	625	333	1,924	726
Contract benefits	(352)	(106)	(9)	0	(13)	(9)	(9)	0
Contract terminations	(233)	(236)	(457)	(184)	(63)	(33)	(71)	(61)
Contract maintenance charges	(3)	(1)	0	(4)	0	(1)	0	0
Other transfers (to) from EFILI, net	(7)	(1)	(1)	0	3	1	0	(1)
Net increase (decrease) in net assets from contract transactions	3,616	2,263	16,973	1,586	575	306	2,033	857
Total increase (decrease) in net assets	9,033	3,274	26,044	2,997	1,187	574	3,234	1,389
Net Assets:
Beginning of period	8,700	5,426	9,783	6,786	1,472	898	2,999	1,610
End of period	$ 17,733	$ 8,700	$ 35,827	$ 9,783	$ 2,659	$ 1,472	$ 6,233	$ 2,999
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 3	$ 9	$ 100	$ 74	$ (12)	$ (3)	$ (5)	$ 3
Net realized gain (loss) on investments	381	(172)	1,314	126	283	50	1,121	198
Unrealized appreciation (depreciation)	771	524	2,328	948	334	70	865	135
Net increase (decrease) in net assets from operations	1,155	361	3,742	1,148	605	117	1,981	336
Contract Transactions:
Payments received from contract owners	29	13	636	61	101	21	699	193
Transfers between sub-accounts and the fixed account, net	324	(191)	6,580	(1,300)	1,360	279	5,789	815
Contract benefits	(51)	(81)	(14)	0	(18)	(12)	(13)	0
Contract terminations	(162)	(199)	(45)	(40)	(15)	(59)	(326)	(28)
Contract maintenance charges	(1)	(1)	0	0	0	0	(6)	0
Other transfers (to) from EFILI, net	(14)	4	(1)	1	5	6	(1)	1
Net increase (decrease) in net assets from contract transactions	125	(455)	7,156	(1,278)	1,433	235	6,142	981
Total increase (decrease) in net assets	1,280	(94)	10,898	(130)	2,038	352	8,123	1,317
Net Assets:
Beginning of period	3,080	3,174	6,455	6,585	899	547	2,605	1,288
End of period	$ 4,360	$ 3,080	$ 17,353	$ 6,455	$ 2,937	$ 899	$ 10,728	$ 2,605
(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 37	$ 21	$ 189	$ 114	$ 277	$ 364	$ 2,630	$ 2,722
Net realized gain (loss) on investments	216	543	1,273	492	200	272	1,249	1,503
Unrealized appreciation (depreciation)	(180)	518	(1,542)	614	(559)	557	(4,091)	2,994
Net increase (decrease) in net assets from operations	73	1,082	(80)	1,220	(82)	1,193	(212)	7,219
Contract Transactions:
Payments received from contract owners	30	73	1,373	697	62	206	4,281	7,660
Transfers between sub-accounts and the fixed account, net	(833)	518	1,056	1,733	(4,046)	(4,041)	(16,671)	7,406
Contract benefits	(70)	(195)	(10)	0	(195)	(218)	(36)	(51)
Contract terminations	(148)	(258)	(422)	(109)	(568)	(712)	(4,192)	(1,743)
Contract maintenance charges	(1)	(1)	0	0	(2)	(3)	0	0
Other transfers (to) from EFILI, net	11	9	1	(2)	9	(8)	0	1
Net increase (decrease) in net assets from contract transactions	(1,011)	146	1,998	2,319	(4,740)	(4,776)	(16,618)	13,273
Total increase (decrease) in net assets	(938)	1,228	1,918	3,539	(4,822)	(3,583)	(16,830)	20,492
Net Assets:
Beginning of period	5,057	3,829	9,847	6,308	13,454	17,037	83,125	62,633
End of period	$ 4,119	$ 5,057	$ 11,765	$ 9,847	$ 8,632	$ 13,454	$ 66,295	$ 83,125
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies		VIP - Growth Strategies Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (5)	$ (4)	$ (2)	$ (2)	$ (1)	$ 1	$ 24	$ 24
Net realized gain (loss) on investments	25	0	26	(54)	17	(88)	152	(12)
Unrealized appreciation (depreciation)	138	36	249	119	196	241	748	642
Net increase (decrease) in net assets from operations	158	32	273	63	212	154	924	654
Contract Transactions:
Payments received from contract owners	13	0	34	1	0	0	479	55
Transfers between sub-accounts and the fixed account, net	140	7	407	(153)	393	(62)	1,623	113
Contract benefits	(6)	(5)	(11)	0	(12)	(11)	0	0
Contract terminations	(18)	(1)	(11)	(14)	(23)	(87)	(42)	(51)
Contract maintenance charges	0	0	0	0	0	0	(1)	0
Other transfers (to) from EFILI, net	2	0	0	2	0	0	0	(1)
Net increase (decrease) in net assets from contract transactions	131	1	419	(164)	358	(160)	2,059	116
Total increase (decrease) in net assets	289	33	692	(101)	570	(6)	2,983	770
Net Assets:
Beginning of period	366	333	579	680	722	728	3,300	2,530
End of period	$ 655	$ 366	$ 1,271	$ 579	$ 1,292	$ 722	$ 6,283	$ 3,300
(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (3)	$ 11	$ 7	$ 23	$ 6	$ 11	$ 52	$ 57
Net realized gain (loss) on investments	99	(51)	132	(179)	164	(33)	753	51
Unrealized appreciation (depreciation)	122	96	405	290	256	261	657	609
Net increase (decrease) in net assets from operations	218	56	544	134	426	239	1,462	717
Contract Transactions:
Payments received from contract owners	14	0	11	1	0	0	123	47
Transfers between sub-accounts and the fixed account, net	(213)	174	821	(125)	286	(43)	1,184	(240)
Contract benefits	(8)	(15)	(8)	0	(12)	(41)	0	0
Contract terminations	(3)	0	(40)	(22)	(187)	(174)	(245)	(28)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(1)	(4)	1	0	1	2	(1)	0
Net increase (decrease) in net assets from contract transactions	(211)	155	785	(146)	87	(257)	1,061	(221)
Total increase (decrease) in net assets	7	211	1,329	(12)	513	(18)	2,523	496
Net Assets:
Beginning of period	596	385	1,053	1,065	1,290	1,308	4,083	3,587
End of period	$ 603	$ 596	$ 2,382	$ 1,053	$ 1,803	$ 1,290	$ 6,606	$ 4,083
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (2)	$ 1	$ 17	$ 17	$ 29	$ 11	$ 51	$ 43
Net realized gain (loss) on investments	164	15	689	108	42	17	62	56
Unrealized appreciation (depreciation)	121	54	480	191	73	27	76	77
Net increase (decrease) in net assets from operations	283	70	1,186	316	144	55	189	176
Contract Transactions:
Payments received from contract owners	6	0	214	227	0	0	31	28
Transfers between sub-accounts and the fixed account, net	190	351	1,729	878	2,203	509	587	1,125
Contract benefits	(36)	(10)	(10)	0	(18)	0	0	0
Contract terminations	(11)	(12)	(71)	(70)	(50)	(11)	(115)	(70)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(1)	(1)	1	(1)	0	0	0	0
Net increase (decrease) in net assets from contract transactions	148	328	1,863	1,034	2,135	498	503	1,083
Total increase (decrease) in net assets	431	398	3,049	1,350	2,279	553	692	1,259
Net Assets:
Beginning of period	832	434	2,844	1,494	1,329	776	3,496	2,237
End of period	$ 1,263	$ 832	$ 5,893	$ 2,844	$ 3,608	$ 1,329	$ 4,188	$ 3,496
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 5	$ 2	$ 35	$ 24	$ 17	$ 15	$ 98	$ 90
Net realized gain (loss) on investments	3	0	35	23	29	19	125	99
Unrealized appreciation (depreciation)	21	22	129	89	145	110	545	400
Net increase (decrease) in net assets from operations	29	24	199	136	191	144	768	589
Contract Transactions:
Payments received from contract owners	0	0	119	9	0	0	170	254
Transfers between sub-accounts and the fixed account, net	239	(15)	652	466	348	(45)	466	(56)
Contract benefits	0	0	0	0	(1)	(38)	0	0
Contract terminations	(11)	(54)	(16)	(8)	(72)	(80)	(350)	(106)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	0	0	(1)	1	1	(1)	(1)
Net increase (decrease) in net assets from contract transactions	228	(69)	755	466	275	(163)	285	91
Total increase (decrease) in net assets	257	(45)	954	602	466	(19)	1,053	680
Net Assets:
Beginning of period	233	278	1,761	1,159	1,380	1,399	5,620	4,940
End of period	$ 490	$ 233	$ 2,715	$ 1,761	$ 1,846	$ 1,380	$ 6,673	$ 5,620
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 35	$ 36	$ 123	$ 123	$ 28	$ 26	$ 275	$ 219
Net realized gain (loss) on investments	67	67	148	127	72	37	481	202
Unrealized appreciation (depreciation)	340	260	714	511	272	190	1,524	963
Net increase (decrease) in net assets from operations	442	363	985	761	372	253	2,280	1,384
Contract Transactions:
Payments received from contract owners	14	11	432	128	130	6	652	101
Transfers between sub-accounts and the fixed account, net	248	41	(269)	484	271	(70)	3,382	1,006
Contract benefits	(8)	(1)	0	0	0	0	0	0
Contract terminations	(159)	(694)	(212)	(71)	(70)	(1)	(456)	(41)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	1	0	1	0	0	(1)	0	0
Net increase (decrease) in net assets from contract transactions	95	(644)	(48)	541	330	(67)	3,578	1,066
Total increase (decrease) in net assets	537	(281)	937	1,302	702	186	5,858	2,450
Net Assets:
Beginning of period	3,195	3,476	7,378	6,076	2,224	2,038	12,614	10,164
End of period	$ 3,732	$ 3,195	$ 8,315	$ 7,378	$ 2,926	$ 2,224	$ 18,472	$ 12,614
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 14	$ 6	$ 114	$ 92	$ 10	$ 19	$ 113	$ 94
Net realized gain (loss) on investments	14	11	220	92	105	34	261	84
Unrealized appreciation (depreciation)	105	56	808	419	182	146	976	459
Net increase (decrease) in net assets from operations	133	73	1,142	603	297	199	1,350	637
Contract Transactions:
Payments received from contract owners	16	12	412	52	1	17	624	271
Transfers between sub-accounts and the fixed account, net	487	(5)	881	804	(348)	(69)	1,198	543
Contract benefits	0	0	0	0	(17)	(15)	0	0
Contract terminations	(28)	0	(24)	(17)	0	0	(109)	(113)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	(1)	0	0	0	(2)	(1)	0
Net increase (decrease) in net assets from contract transactions	475	6	1,269	839	(364)	(69)	1,712	701
Total increase (decrease) in net assets	608	79	2,411	1,442	(67)	130	3,062	1,338
Net Assets:
Beginning of period	569	490	5,216	3,774	1,490	1,360	5,204	3,866
End of period	$ 1,177	$ 569	$ 7,627	$ 5,216	$ 1,423	$ 1,490	$ 8,266	$ 5,204
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 27	$ 28	$ 7	$ 8	$ 18	$ (3)	$ 10	$ 33	$ 100
Net realized gain (loss) on investments	31	42	4	4	7	299	69	1,585	479
Unrealized appreciation (depreciation)	141	133	55	47	(16)	280	120	1,615	374
Net increase (decrease) in net assets from operations	199	203	66	59	9	576	199	3,233	953
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	82	40	1,132	141
Transfers between sub-accounts and the fixed account, net	0	0	0	0	1,100	1,276	(440)	5,155	71
Contract benefits	(149)	(142)	(46)	(43)	0	(11)	(13)	(9)	0
Contract terminations	0	0	0	0	0	(18)	(25)	(344)	(173)
Contract maintenance charges	0	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	15	12	(11)	2	(4)	1	2	0	0
Net increase (decrease) in net assets from contract transactions	(134)	(130)	(57)	(41)	1,096	1,330	(436)	5,934	40
Total increase (decrease) in net assets	65	73	9	18	1,105	1,906	(237)	9,167	993
Net Assets:
Beginning of period	2,206	2,133	560	542	0	1,148	1,385	6,043	5,050
End of period	$ 2,271	$ 2,206	$ 569	$ 560	$ 1,105	$ 3,054	$ 1,148	$ 15,210	$ 6,043
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20%		VIP - FundsManager 50%		VIP - FundsManager 60%		VIP - FundsManager 70%
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 632	$ 746	$ 642	$ 717	$ 432	$ 649	$ 571	$ 737
Net realized gain (loss) on investments	2,670	823	2,505	925	8,135	2,468	1,393	469
Unrealized appreciation (depreciation)	233	1,648	9,300	5,211	15,131	9,791	11,309	5,978
Net increase (decrease) in net assets from operations	3,535	3,217	12,447	6,853	23,698	12,908	13,273	7,184
Contract Transactions:
Payments received from contract owners	4,272	2,387	4,438	2,145	2,221	1,497	3,551	1,340
Transfers between sub-accounts and the fixed account, net	585	6,761	9,127	9,930	7,927	1,543	1,918	(903)
Contract benefits	(197)	(292)	(682)	(1,054)	(272)	(178)	(501)	(284)
Contract terminations	(7,998)	(4,965)	(6,555)	(6,739)	(6,036)	(5,710)	(2,793)	(1,801)
Contract maintenance charges	(2)	(4)	(2)	(2)	(3)	(3)	(1)	(1)
Other transfers (to) from EFILI, net	16	(22)	93	41	(7)	8	64	43
Net increase (decrease) in net assets from contract transactions	(3,324)	3,865	6,419	4,321	3,830	(2,843)	2,238	(1,606)
Total increase (decrease) in net assets	211	7,082	18,866	11,174	27,528	10,065	15,511	5,578
Net Assets:
Beginning of period	67,733	60,651	81,236	70,062	133,258	123,193	61,953	56,375
End of period	$ 67,944	$ 67,733	$ 100,102	$ 81,236	$ 160,786	$ 133,258	$ 77,464	$ 61,953
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 85%		VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 148	$ 191	$ 16	$ 16	$ 213	$ 106	$ 1	$ (5)
Net realized gain (loss) on investments	540	(176)	302	104	1,204	390	97	(255)
Unrealized appreciation (depreciation)	4,847	2,844	95	109	559	203	223	271
Net increase (decrease) in net assets from operations	5,535	2,859	413	229	1,976	699	321	11
Contract Transactions:
Payments received from contract owners	472	938	2	7	1,577	488	0	2
Transfers between sub-accounts and the fixed account, net	1,763	(4,131)	(466)	602	1,919	2,494	(949)	163
Contract benefits	(144)	(104)	(48)	(52)	(8)	0	(7)	(47)
Contract terminations	(905)	(1,331)	(21)	(62)	(176)	(43)	(55)	(92)
Contract maintenance charges	(1)	(1)	(1)	(1)	(3)	(3)	(2)	(1)
Other transfers (to) from EFILI, net	(26)	10	9	18	1	0	1	5
Net increase (decrease) in net assets from contract transactions	1,159	(4,619)	(525)	512	3,310	2,936	(1,012)	30
Total increase (decrease) in net assets	6,694	(1,760)	(112)	741	5,286	3,635	(691)	41
Net Assets:
Beginning of period	20,169	21,929	2,093	1,352	8,104	4,469	2,125	2,084
End of period	$ 26,863	$ 20,169	$ 1,981	$ 2,093	$ 13,390	$ 8,104	$ 1,434	$ 2,125
(In thousands)	Subaccounts Investing In:
	VIP - Materials Investor Class		VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 45	$ 29	$ 2	$ 27	$ 26	$ 8	$ (2)	$ 2
Net realized gain (loss) on investments	350	238	35	20	170	49	(44)	(47)
Unrealized appreciation (depreciation)	633	467	64	4	32	83	65	141
Net increase (decrease) in net assets from operations	1,028	734	101	51	228	140	19	96
Contract Transactions:
Payments received from contract owners	140	45	4	2	112	50	4	2
Transfers between sub-accounts and the fixed account, net	(85)	(234)	(2,179)	2,139	843	(139)	(322)	(23)
Contract benefits	(7)	0	(15)	(24)	0	0	(2)	(4)
Contract terminations	(40)	(30)	(3)	(1)	(84)	(40)	(104)	(32)
Contract maintenance charges	(1)	(1)	0	0	0	0	(2)	0
Other transfers (to) from EFILI, net	(1)	0	1	4	0	0	0	1
Net increase (decrease) in net assets from contract transactions	6	(220)	(2,192)	2,120	871	(129)	(426)	(56)
Total increase (decrease) in net assets	1,034	514	(2,091)	2,171	1,099	11	(407)	40
Net Assets:
Beginning of period	4,561	4,047	2,465	294	761	750	911	871
End of period	$ 5,595	$ 4,561	$ 374	$ 2,465	$ 1,860	$ 761	$ 504	$ 911
(In thousands)	Subaccounts Investing In:
	VIP - Emerging Markets Investor Class		UIF - Emerging Markets Equity		UIF - Emerging Markets Debt
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 13	$ 21	$ 72	$ (65)	$ 953	$ 525
Net realized gain (loss) on investments	2	(162)	(1,376)	(1,206)	624	272
Unrealized appreciation (depreciation)	67	445	1,103	3,411	(4,324)	2,536
Net increase (decrease) in net assets from operations	82	304	(201)	2,140	(2,747)	3,333
Contract Transactions:
Payments received from contract owners	100	19	216	73	2,025	2,828
Transfers between sub-accounts and the fixed account, net	4	(1,060)	(1,446)	(2,102)	(8,920)	7,688
Contract benefits	0	0	(106)	(93)	(56)	(23)
Contract terminations	(70)	(27)	(519)	(585)	(1,095)	(278)
Contract maintenance charges	(2)	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(1)	(4)	18	(7)	1	0
Net increase (decrease) in net assets from contract transactions	31	(1,072)	(1,838)	(2,715)	(8,045)	10,215
Total increase (decrease) in net assets	113	(768)	(2,039)	(575)	(10,792)	13,548
Net Assets:
Beginning of period	2,335	3,103	11,718	12,293	28,999	15,451
End of period	$ 2,448	$ 2,335	$ 9,679	$ 11,718	$ 18,207	$ 28,999
(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation		Invesco - Van Kampen Global Core Equity (b)		WFAF - Advantage VT Discovery
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (12)	$ 53	$ 52	$ 49	$ (31)	$ (26)
Net realized gain (loss) on investments	(146)	(110)	170	30	104	(91)
Unrealized appreciation (depreciation)	746	466	412	248	1,230	603
Net increase (decrease) in net assets from operations	588	409	634	327	1,303	486
Contract Transactions:
Payments received from contract owners	554	135	17	8	0	0
Transfers between sub-accounts and the fixed account, net	297	(94)	220	182	(122)	(95)
Contract benefits	(27)	(25)	(20)	(14)	(54)	(50)
Contract terminations	(370)	(76)	(254)	(36)	(132)	(144)
Contract maintenance charges	0	0	0	0	(1)	(1)
Other transfers (to) from EFILI, net	(2)	0	2	1	(7)	(2)
Net increase (decrease) in net assets from contract transactions	452	(60)	(35)	141	(316)	(292)
Total increase (decrease) in net asset	1,040	349	599	468	987	194
Net Assets:
Beginning of period	3,546	3,197	3,038	2,570	3,175	2,981
End of period	$ 4,586	$ 3,546	$ 3,637	$ 3,038	$ 4,162	$ 3,175
(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Opportunity		Lazard - Retirement Emerging Markets
	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (11)	$ (13)	$ 195	$ 237
Net realized gain (loss) on investments	(86)	(177)	(304)	48
Unrealized appreciation (depreciation)	542	432	(296)	2,714
Net increase (decrease) in net assets from operations	445	242	(405)	2,999
Contract Transactions:
Payments received from contract owners	0	0	330	751
Transfers between sub-accounts and the fixed account, net	(250)	(110)	(1,469)	(876)
Contract benefits	(30)	(45)	(57)	(40)
Contract terminations	(142)	(223)	(196)	(472)
Contract maintenance charges	0	0	(1)	(1)
Other transfers (to) from EFILI, net	2	(1)	2	0
Net increase (decrease) in net assets from contract transactions	(420)	(379)	(1,391)	(638)
Total increase (decrease) in net assets	25	(137)	(1,796)	2,361
Net Assets:
Beginning of period	1,698	1,835	16,730	14,369
End of period	$ 1,723	$ 1,698	$ 14,934	$ 16,730

(b) Fund Name Change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

3

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2013 and 2012

(In thousands)		Subaccounts Investing In:
	PVIT - Commodity Real Return (a)		PVIT - Low Duration		PVIT - Real Return		PVIT - Total Return
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 33	$ 21	$ 745	$ 920	$ 471	$ 415	$ 1,541	$ 1,689
Net realized gain (loss) on investments	(15)	82	296	244	(212)	4,076	588	1,894
Unrealized appreciation (depreciation)	(372)	(111)	(1,384)	1,860	(5,171)	(357)	(4,306)	2,666
Net increase (decrease) in net assets from operations	(354)	(8)	(343)	3,024	(4,912)	4,134	(2,177)	6,249
Contract Transactions:
Payments received from contract owners	544	393	3,702	3,150	2,639	4,852	4,630	7,347
Transfers between sub-accounts and the fixed account, net	116	1,389	4,206	2,670	(24,414)	7,850	(25,336)	18,001
Contract benefits	0	0	(14)	(419)	(68)	(122)	(91)	(84)
Contract terminations	(7)	0	(5,095)	(3,142)	(1,782)	(1,277)	(4,033)	(1,595)
Contract maintenance charges	0	0	(1)	(1)	0	(2)	(1)	(1)
Other transfers (to) from EFILI, net	(1)	2	3	(1)	(2)	8	3	3
Net increase (decrease) in net assets from contract transactions	652	1,784	2,801	2,257	(23,627)	11,309	(24,828)	23,671
Total increase (decrease) in net assets	298	1,776	2,458	5,281	(28,539)	15,443	(27,005)	29,920
Net Assets:
Beginning of period	1,776	0	57,840	52,559	58,975	43,532	89,156	59,236
End of period	$ 2,074	$ 1,776	$ 60,298	$ 57,840	$ 30,436	$ 58,975	$ 62,151	$ 89,156
(In thousands)	Subaccounts Investing In:
	Blackrock - Global Allocation V.I. (a)		FTVIP - Global Bond Securities (a)		FTVIP - U.S. Government (a)
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 294	$ 113	$ 790	$ 86	$ 143	$ 16
Net realized gain (loss) on investments	1,547	52	474	20	(126)	5
Unrealized appreciation (depreciation)	977	120	(1,237)	363	(173)	(8)
Net increase (decrease) in net assets from operations	2,818	285	27	469	(156)	13
Contract Transactions:
Payments received from contract owners	6,017	1,712	5,146	1,324	1,301	2,156
Transfers between sub-accounts and the fixed account, net	16,887	6,499	3,679	6,526	(3,612)	3,778
Contract benefits	(22)	(8)	(1)	0	0	0
Contract terminations	(342)	(2)	(333)	(43)	(204)	(77)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from EFILI, net	1	1	2	0	(1)	0
Net increase (decrease) in net assets from contract transactions	22,541	8,202	8,493	7,807	(2,516)	5,857
Total increase (decrease) in net assets	25,359	8,487	8,520	8,276	(2,672)	5,870
Net Assets:
Beginning of period	8,487	0	8,276	0	5,870	0
End of period	$ 33,846	$ 8,487	$ 16,796	$ 8,276	$ 3,198	$ 5,870

(a) New Fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services ("Insurance Department"). The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. (Invesco)
Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")
Blackrock Variable Series Funds ("Blackrock")

During 2012, Blackrock and Franklin Templeton were added as fund groups and the following underlying funds were added and commenced operations effective April 30, 2012:

Blackrock - Global Allocation V.I.
FTVIP - Global Bond Securities
FTVIP - U.S. Government
PVIT - Commodity Real Return

During 2012, the following underlying fund was renamed:

Old Name	New Name
Invesco - Van Kampen Global Value Equity	Invesco - Van Kampen Global Core Equity

As of December 31, 2013, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $14,875,000 and 436,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

• Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

• Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

• Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2013 or 2012. The Account had no Level 3 activity during 2013 and 2012.

In May 2011, the FASB issued amended guidance that clarifies and changes fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, the amendment expands existing disclosure requirements for fair value measurements and amends certain fair value principles. The amended guidance is effective

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Adoption of New Accounting Pronouncements - continued

beginning January 1, 2012. The account adopted this guidance effective January 1, 2012. Adoption of this guidance did not have a material impact on the financial statements.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Personal Retirement is .20% and .05%, respectively. In addition, certain Personal Retirement contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was ..20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Industrials
VIP - Overseas, Class R Investor Class	VIP - Industrials Investor Class
VIP - Utilities	VIP - Consumer Discretionary
VIP - Utilities Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Technology	VIP - International Capital Appreciation, Class R
VIP - Technology Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Energy	VIP - Consumer Staples
VIP - Energy Investor Class	VIP - Consumer Staples Investor Class
VIP - Health Care	VIP - Materials
VIP - Health Care Investor Class	VIP - Materials Investor Class
VIP - Financial Services	VIP - Telecommunications
VIP - Financial Services Investor Class	VIP - Telecommunications Investor Class
VIP - Emerging Markets
VIP - Emerging Markets Investor Class

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contractholder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2013 were 0.045% to 0.80% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2013:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 17,358	$ 20,684
VIP - Money Market Investor Class	115,470	101,560
VIP - High Income	4,605	7,140
VIP - High Income Investor Class	20,212	17,726
VIP - Equity Income	6,245	6,228
VIP - Equity Income Investor Class	14,293	5,204
VIP - Growth	686	4,950
VIP - Growth Investor Class	5,284	4,519
VIP - Overseas	141	715
VIP - Overseas, Class R	1,034	1,302
VIP - Overseas, Class R Investor Class	6,155	2,652
VIP - Investment Grade Bond	1,925	9,452
VIP - Investment Grade Bond Investor Class	6,837	22,776
VIP - Asset Manager	1,329	3,907
VIP - Asset Manager Investor Class	6,264	2,726
VIP - Index 500	29,062	13,000
VIP - Asset Manager: Growth	902	841
VIP - Asset Manager: Growth Investor Class	1,218	1,139
VIP - Contrafund	3,991	12,224
VIP - Contrafund Investor Class	19,992	12,958
VIP - Balanced	2,239	2,890
VIP - Balanced Investor Class	26,684	11,849
VIP - Dynamic Capital Appreciation	1,379	567
VIP - Dynamic Capital Appreciation Investor Class	6,161	2,008
VIP - Growth & Income	1,836	2,196
VIP - Growth & Income Investor Class	6,457	1,599
VIP - Growth Opportunities	941	1,369
VIP - Growth Opportunities Investor Class	4,518	4,407
VIP - Mid Cap	9,584	5,231
VIP - Mid Cap Investor Class	14,398	6,212
VIP - Value Strategies	1,018	1,379
VIP - Value Strategies Investor Class	4,360	3,027
VIP - Utilities	1,059	1,574
VIP - Utilities Investor Class	3,275	2,898
VIP - Technology	1,106	2,454
VIP - Technology Investor Class	4,598	3,436
VIP - Energy	754	2,016
VIP - Energy Investor Class	2,863	3,052
VIP - Health Care	7,580	3,144
VIP - Heath Care Investor Class	21,876	3,339
VIP - Financial Services	1,623	1,041
VIP - Financial Services Investor Class	5,319	3,234
VIP - Industrials	1,440	1,094

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Industrials Investor Class	$ 10,563	$ 2,442
VIP - Consumer Discretionary	2,197	625
VIP - Consumer Discretionary Investor Class	10,483	3,856
VIP - Real Estate	1,408	2,177
VIP - Real Estate Investor Class	9,067	6,318
VIP - Strategic Income	1,004	5,380
VIP - Strategic Income Investor Class	16,738	30,064
VIP - Growth Strategies	344	218
VIP - Growth Strategies Investor Class	609	190
VIP - International Capital Appreciation, Class R	680	321
VIP - International Capital Appreciation Investor Class	3,723	1,635
VIP - Value Leaders	526	739
VIP - Value Leaders Investor Class	1,952	1,160
VIP - Value	592	362
VIP - Value Investor Class	3,089	1,484
VIP - Growth Stock	649	403
VIP - Growth Stock Investor Class	3,523	1,175
VIP - Freedom Income	2,771	586
VIP - Freedom Income Investor Class	1,358	774
VIP - Freedom 2005	293	59
VIP - Freedom 2005 Investor Class	1,015	200
VIP - Freedom 2010	584	273
VIP - Freedom 2010 Investor Class	2,038	1,578
VIP - Freedom 2015	484	302
VIP - Freedom 2015 Investor Class	1,467	1,299
VIP - Freedom 2020	918	524
VIP - Freedom 2020 Investor Class	6,200	2,139
VIP - Freedom 2025	510	9
VIP - Freedom 2025 Investor Class	2,255	790
VIP - Freedom 2030	103	436
VIP - Freedom 2030 Investor Class	2,774	848
VIP - Freedom Lifetime Income I	81	162
VIP - Freedom Lifetime Income II	12	60
VIP - Freedom Lifetime Income III	1,124	1
VIP - Disciplined Small Cap	2,328	827
VIP - Disciplined Small Cap Investor Class	10,437	3,553
VIP - Funds Manager 20%	18,690	19,977
VIP - Funds Manager 50%	24,875	17,283
VIP - Funds Manager 60%	22,027	12,230
VIP - Funds Manager 70%	12,948	9,582
VIP - Funds Manager 85%	5,686	4,099
VIP - Consumer Staples	687	1,158
VIP - Consumer Staples Investor Class	8,692	4,924
VIP - Materials	253	1,206
VIP - Materials Investor Class	2,296	2,071
VIP - Telecommunications	192	2,373
VIP - Telecommunications Investor Class	1,763	818
VIP - Emerging Markets Initial	406	834
VIP - Emerging Markets Investor	1,112	1,066
UIF - Emerging Markets Equity	2,570	4,335
UIF - Emerging Markets Debt	7,867	14,647
UIF - Global Tactical Asset Allocation	2,163	1,723
Invesco - Van Kampen Global Core Equity	1,147	1,130
WFAF - Advantage VT Discovery	109	353
WFAF - Advantage VT Opportunity	8	440
Lazard - Retirement Emerging Markets	5,759	6,870
PVIT - Commodity Real Return	2,114	1,428
PVIT - Low Duration	25,644	22,100
PVIT - Real Return Portfolio	7,262	30,159
PVIT - Total Return Portfolio	15,260	38,000
Blackrock - Global Allocation V.I.	28,314	4,338
FTVIP - Global Bond Securities	17,070	7,577
FTVIP - U.S. Government	2,300	4,672

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2013:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	33,364	$ 33,364	$ 1.00
VIP - Money Market Investor Class	72,171	72,171	1.00
VIP - High Income	2,120	23,608	5.80
VIP - High Income Investor Class	7,979	47,871	5.78
VIP - Equity Income	2,341	58,749	23.29
VIP - Equity Income Investor Class	1,266	30,170	23.21
VIP - Growth	792	40,739	57.14
VIP - Growth Investor Class	237	10,806	56.99
VIP - Overseas	428	10,776	20.64
VIP - Overseas, Class R	175	4,234	20.59
VIP - Overseas, Class R Investor Class	792	16,742	20.58
VIP - Investment Grade Bond	2,058	27,806	12.36
VIP - Investment Grade Bond Investor Class	2,987	39,587	12.32
VIP - Asset Manager	2,053	34,686	17.24
VIP - Asset Manager Investor Class	1,049	16,242	17.17
VIP - Index 500	596	95,268	186.29
VIP - Asset Manager: Growth	514	8,653	18.30
VIP - Asset Manager Growth Investor Class	248	3,870	18.22
VIP - Contrafund	3,300	95,340	34.35
VIP - Contrafund Investor Class	2,660	78,944	34.22
VIP - Balanced	745	12,016	17.76
VIP - Balanced Investor Class	6,788	103,387	17.66
VIP - Dynamic Capital Appreciation	202	2,221	12.76
VIP - Dynamic Capital Appreciation Investor Class	636	7,232	12.75
VIP - Growth & Income	921	15,341	19.14
VIP - Growth & Income Investor Class	671	11,012	19.09
VIP - Growth Opportunities	318	7,256	29.96
VIP - Growth Opportunities Investor Class	280	6,921	29.84
VIP - Mid Cap	1,131	37,861	36.39
VIP - Mid Cap Investor Class	1,111	37,893	36.25
VIP - Value Strategies	381	5,331	14.37
VIP - Value Strategies Investor Class	649	8,308	14.31
VIP - Utilities	164	2,254	13.45
VIP - Utilities Investor Class	331	4,387	13.39
VIP - Technology	505	5,928	12.43
VIP - Technology Investor Class	804	9,309	12.34
VIP - Energy	331	9,072	23.95
VIP - Energy Investor Class	354	8,787	23.90
VIP - Health Care	786	13,650	22.56
VIP - Heath Care Investor Class	1,597	28,836	22.43
VIP - Financial Services	285	3,240	9.33
VIP - Financial Services Investor Class	670	6,011	9.30
VIP - Industrials	197	3,525	22.17
VIP - Industrials Investor Class	786	14,698	22.07
VIP - Consumer Discretionary	158	2,571	18.54
VIP - Consumer Discretionary Investor Class	580	9,789	18.50
VIP - Real Estate	252	5,940	16.35
VIP - Real Estate Investor Class	722	13,816	16.29
VIP - Strategic Income	771	8,992	11.20
VIP - Strategic Income Investor Class	5,935	69,800	11.17
VIP - Growth Strategies	52	591	12.55
VIP - Growth Strategies Investor Class	102	1,106	12.43
VIP - International Capital Appreciation, Class R	102	1,321	12.68
VIP - International Capital Appreciation Investor Class	499	5,990	12.59
VIP - Value Leaders	44	643	13.84
VIP - Value Leaders Investor Class	173	2,348	13.80
VIP - Value	119	1,734	15.18
VIP - Value Investor Class	435	6,119	15.17
VIP - Growth Stock	64	1,114	19.67
VIP - Growth Stock Investor Class	302	5,295	19.51

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Freedom Income	331	$ 3,543	$ 10.89
VIP - Freedom Income Investor Class	382	4,112	10.97
VIP - Freedom 2005	43	489	11.37
VIP - Freedom 2005 Investor Class	249	2,676	10.90
VIP - Freedom 2010	150	1,807	12.30
VIP - Freedom 2010 Investor Class	573	6,325	11.64
VIP - Freedom 2015	300	3,597	12.43
VIP - Freedom 2015 Investor Class	724	7,824	11.48
VIP - Freedom 2020	232	2,781	12.61
VIP - Freedom 2020 Investor Class	1,610	17,544	11.47
VIP - Freedom 2025	91	1,109	12.99
VIP - Freedom 2025 Investor Class	627	6,809	12.16
VIP - Freedom 2030	111	1,393	12.84
VIP - Freedom 2030 Investor Class	700	7,560	11.81
VIP - Freedom Lifetime Income I	207	2,314	10.95
VIP - Freedom Lifetime Income II	50	588	11.43
VIP - Freedom Lifetime Income III	94	1,124	11.74
VIP - Disciplined Small Cap	198	2,806	15.40
VIP - Disciplined Small Cap Investor Class	990	13,479	15.36
VIP - Funds Manager 20%	5,997	65,824	11.33
VIP - Funds Manager 50%	8,334	89,886	12.01
VIP - Funds Manager 60%	13,614	129,316	11.81
VIP - Funds Manager 70%	6,450	68,963	12.01
VIP - Funds Manager 85%	2,226	23,973	12.07
VIP - Consumer Staples	120	1,744	16.44
VIP - Consumer Staples Investor Class	816	12,475	16.40
VIP - Materials	92	1,298	15.53
VIP - Materials Investor Class	360	4,936	15.53
VIP - Telecommunications	35	344	10.77
VIP - Telecommunications Investor Class	174	1,819	10.71
VIP - Emerging Markets	56	576	9.02
VIP - Emerging Markets Investor	273	2,653	8.98
UIF - Emerging Markets Equity	659	14,499	14.69
UIF - Emerging Markets Debt	2,215	20,422	8.22
UIF - Global Tactical Asset Allocation	415	5,330	11.06
Invesco - Van Kampen Global Core Equity	401	3,041	9.06
WFAF - Advantage VT Discovery	118	3,782	35.20
WFAF - Advantage VT Opportunity	66	1,850	26.15
Lazard - Retirement Emerging Markets	702	17,426	21.28
PVIT - Commodity Real Return	347	2,557	5.98
PVIT - Low Duration	5,683	60,436	10.61
PVIT - Real Return Portfolio	2,416	34,836	12.60
PVIT - Total Return Portfolio	5,660	65,221	10.98
Blackrock - Global Allocation V.I.	1,927	32,748	17.56
FTVIP - Global Bond Securities	903	17,670	18.60
FTVIP - U.S. Government	253	3,379	12.65

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2013 and 2012 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - Money Market
Units Issued	1,176	942	0	2
Units Redeemed	(1,305)	(1,329)	(15)	(20)
Net Increase (Decrease)	(129)	(387)	(15)	(18)
VIP - High Income
Units Issued	83	74	7	3
Units Redeemed	(140)	(86)	(18)	(14)
Net Increase (Decrease)	(57)	(12)	(11)	(11)
VIP - Equity-Income
Units Issued	22	10	6	1
Units Redeemed	(74)	(92)	(8)	(9)
Net Increase (Decrease)	(52)	(82)	(2)	(8)
VIP - Growth
Units Issued	8	10	1	0
Units Redeemed	(56)	(57)	(5)	(5)
Net Increase (Decrease)	(48)	(47)	(4)	(5)
VIP - Overseas
Units Issued	0	1	0	0
Units Redeemed	(15)	(20)	(1)	(1)
Net Increase (Decrease)	(15)	(19)	(1)	(1)
VIP - Overseas, Class R
Units Issued	68	15	0	0
Units Redeemed	(84)	(62)	(2)	(15)
Net Increase (Decrease)	(16)	(47)	(2)	(15)
VIP - Investment Grade Bond
Units Issued	31	66	2	2
Units Redeemed	(212)	(153)	(30)	(18)
Net Increase (Decrease)	(181)	(87)	(28)	(16)
VIP - Asset Manager
Units Issued	18	13	1	0
Units Redeemed	(75)	(95)	(6)	(7)
Net Increase (Decrease)	(57)	(82)	(5)	(7)
VIP - Index 500
Units Issued	76	75	3	9
Units Redeemed	(120)	(136)	(11)	(11)
Net Increase (Decrease)	(44)	(61)	(8)	(2)
VIP - Asset Manager: Growth
Units Issued	26	5	0	2
Units Redeemed	(21)	(32)	(6)	(3)
Net Increase (Decrease)	5	(27)	(6)	(1)

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - Contrafund
Units Issued	84	59	3	7
Units Redeemed	(223)	(263)	(14)	(20)
Net Increase (Decrease)	(139)	(204)	(11)	(13)
VIP - Balanced
Units Issued	73	52	0	0
Units Redeemed	(117)	(100)	(13)	(13)
Net Increase (Decrease)	(44)	(48)	(13)	(13)
VIP - Dynamic Capital Appreciation
Units Issued	58	35	2	7
Units Redeemed	(27)	(12)	(1)	(1)
Net Increase (Decrease)	31	23	1	6
VIP - Growth & Income
Units Issued	63	30	4	3
Units Redeemed	(80)	(57)	(11)	(14)
Net Increase (Decrease)	(17)	(27)	(7)	(11)
VIP - Growth Opportunities
Units Issued	53	90	2	9
Units Redeemed	(74)	(81)	(7)	(9)
Net Increase (Decrease)	(21)	9	(5)	0
VIP - Mid Cap
Units Issued	198	39	1	1
Units Redeemed	(188)	(219)	(12)	(16)
Net Increase (Decrease)	10	(180)	(11)	(15)
VIP - Value Strategies
Units Issued	61	31	1	1
Units Redeemed	(71)	(50)	(7)	(3)
Net Increase (Decrease)	(10)	(19)	(6)	(2)
VIP - Utilities
Units Issued	65	223	1	3
Units Redeemed	(95)	(218)	(3)	(4)
Net Increase (Decrease)	(30)	5	(2)	(1)
VIP - Technology
Units Issued	58	113	1	3
Units Redeemed	(157)	(117)	(6)	(7)
Net Increase (Decrease)	(99)	(4)	(5)	(4)
VIP - Energy
Units Issued	20	27	8	2
Units Redeemed	(70)	(122)	(7)	(11)
Net Increase (Decrease)	(50)	(95)	1	(9)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - Health Care
Units Issued	308	232	9	12
Units Redeemed	(162)	(113)	(7)	(12)
Net Increase (Decrease)	146	119	2	0
VIP - Financial Services
Units Issued	169	96	2	18
Units Redeemed	(106)	(69)	(4)	(7)
Net Increase (Decrease)	63	27	(2)	11
VIP - Industrials
Units Issued	46	120	2	1
Units Redeemed	(44)	(144)	(2)	(5)
Net Increase (Decrease)	2	(24)	0	(4)
VIP - Consumer Discretionary
Units Issued	109	36	5	1
Units Redeemed	(35)	(21)	(2)	0
Net Increase (Decrease)	74	15	3	1
VIP - Real Estate
Units Issued	47	370	7	10
Units Redeemed	(84)	(354)	(10)	(3)
Net Increase (Decrease)	(37)	16	(3)	7
VIP - Strategic Income
Units Issued	45	118	2	9
Units Redeemed	(286)	(405)	(32)	(15)
Net Increase (Decrease)	(241)	(287)	(30)	(6)
VIP - Growth Strategies
Units Issued	19	12	6	3
Units Redeemed	(13)	(10)	(2)	(5)
Net Increase (Decrease)	6	2	4	(2)
VIP - International Capital Appreciation, Class R
Units Issued	59	17	1	1
Units Redeemed	(30)	(31)	(2)	(1)
Net Increase (Decrease)	29	(14)	(1)	0
VIP - Value Leaders
Units Issued	46	26	0	0
Units Redeemed	(60)	(8)	0	(2)
Net Increase (Decrease)	(14)	18	0	(2)

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - Value
Units Issued	30	13	1	1
Units Redeemed	(23)	(36)	(1)	(1)
Net Increase (Decrease)	7	(23)	0	0
VIP - Growth Stock
Units Issued	32	37	2	16
Units Redeemed	(22)	(18)	(4)	(13)
Net Increase (Decrease)	10	19	(2)	3
VIP - Freedom Income
Units Issued	204	42	0	0
Units Redeemed	(43)	(3)	0	0
Net Increase (Decrease)	161	39	0	0
VIP - Freedom 2005
Units Issued	20	1	0	0
Units Redeemed	(4)	(6)	0	0
Net Increase (Decrease)	16	(5)	0	0
VIP - Freedom 2010
Units Issued	38	3	0	0
Units Redeemed	(19)	(15)	0	0
Net Increase (Decrease)	19	(12)	0	0
VIP - Freedom 2015
Units Issued	25	29	0	0
Units Redeemed	(18)	(77)	0	0
Net Increase (Decrease)	7	(48)	0	0
VIP - Freedom 2020
Units Issued	58	5	0	0
Units Redeemed	(35)	(10)	0	0
Net Increase (Decrease)	23	(5)	0	0
VIP - Freedom 2025
Units Issued	31	11	0	0
Units Redeemed	(1)	(10)	0	0
Net Increase (Decrease)	30	1	0	0
VIP - Freedom 2030
Units Issued	4	6	0	0
Units Redeemed	(27)	(11)	0	0
Net Increase (Decrease)	(23)	(5)	0	0
VIP - Disciplined Small Cap
Units Issued	161	32	10	2
Units Redeemed	(73)	(74)	(2)	(3)
Net Increase (Decrease)	88	(42)	8	(1)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - FundsManager 20%
Units Issued	56	70	45	0
Units Redeemed	(146)	(148)	(22)	(13)
Net Increase (Decrease)	(90)	(78)	23	(13)
VIP - FundsManager 50%
Units Issued	92	115	20	5
Units Redeemed	(226)	(220)	(47)	(43)
Net Increase (Decrease)	(134)	(105)	(27)	(38)
VIP - FundsManager 60%
Units Issued	15	58	2	14
Units Redeemed	(37)	(66)	(14)	(13)
Net Increase (Decrease)	(22)	(8)	(12)	1
VIP - FundsManager 70%
Units Issued	50	74	17	2
Units Redeemed	(125)	(82)	(23)	(20)
Net Increase (Decrease)	(75)	(8)	(6)	(18)
VIP - FundsManager 85%
Units Issued	32	7	0	1
Units Redeemed	(6)	(134)	(10)	(42)
Net Increase (Decrease)	26	(127)	(10)	(41)
VIP - Consumer Staples
Units Issued	41	77	1	16
Units Redeemed	(66)	(42)	(7)	(14)
Net Increase (Decrease)	(25)	35	(6)	2
VIP - Materials
Units Issued	14	210	2	2
Units Redeemed	(77)	(222)	(3)	(15)
Net Increase (Decrease)	(63)	(12)	(1)	(13)
VIP - Telecommunications
Units Issued	16	237	1	1
Units Redeemed	(227)	(31)	(1)	0
Net Increase (Decrease)	(211)	206	0	1
VIP - Emerging Markets
Units Issued	58	29	0	1
Units Redeemed	(109)	(40)	(1)	0
Net Increase (Decrease)	(51)	(11)	(1)	1

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
UIF - Emerging Markets Equity
Units Issued	13	9	2	0
Units Redeemed	(61)	(69)	(1)	(6)
Net Increase (Decrease)	(48)	(60)	1	(6)
UIF - Emerging Markets Debt
Units Issued	25	44	0	8
Units Redeemed	(63)	(10)	(8)	(2)
Net Increase (Decrease)	(38)	34	(8)	6
UIF - Global Tactical Asset Allocation
Units Issued	5	3	0	0
Units Redeemed	(17)	(11)	(2)	(2)
Net Increase (Decrease)	(12)	(8)	(2)	(2)
Invesco - Van Kampen Global Core Equity (b)
Units Issued	6	3	0	0
Units Redeemed	(15)	(16)	(1)	(1)
Net Increase (Decrease)	(9)	(13)	(1)	(1)
WFAF - Advantage VT Discovery
Units Issued	0	0	0	0
Units Redeemed	(9)	(10)	(1)	(2)
Net Increase (Decrease)	(9)	(10)	(1)	(2)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	0
Units Redeemed	(13)	(13)	(1)	(3)
Net Increase (Decrease)	(13)	(13)	(1)	(3)

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
Lazard - Retirement Emerging Markets
Units Issued	28	74	0	0
Units Redeemed	(128)	(91)	(6)	(17)
Net Increase (Decrease)	(100)	(17)	(6)	(17)
PVIT - Commodity Real Return (a)
Units Issued	0	14	0	0
Units Redeemed	(4)	0	0	0
Net Increase (Decrease)	(4)	14	0	0
PVIT - Low Duration
Units Issued	133	256	0	0
Units Redeemed	(182)	(199)	(6)	(1)
Net Increase (Decrease)	(49)	57	(6)	(1)
PVIT - Real Return
Units Issued	52	167	0	8
Units Redeemed	(177)	(202)	(31)	(7)
Net Increase (Decrease)	(125)	(35)	(31)	1
PVIT - Total Return
Units Issued	49	133	0	1
Units Redeemed	(155)	(89)	(3)	(2)
Net Increase (Decrease)	(106)	44	(3)	(1)
Blackrock - Global Allocation V.I. (a)
Units Issued	102	33	26	21
Units Redeemed	(16)	(6)	(2)	(1)
Net Increase (Decrease)	86	27	24	20
FTVIP - Global Bond Securities (a)
Units Issued	55	29	2	0
Units Redeemed	(35)	(10)	0	0
Net Increase (Decrease)	20	19	2	0
FTVIP - U.S. Government (a)
Units Issued	3	17	0	0
Units Redeemed	(4)	(2)	0	0
Net Increase (Decrease)	(1)	15	0	0

(a) New Fund. See Note 1

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - Money Market Investor Class
Units Issued	21,664	14,765	156	245
Units Redeemed	(20,284)	(14,971)	(223)	(194)
Net Increase (Decrease)	1,380	(206)	(67)	51
VIP - High Income Investor Class
Units Issued	1,343	2,198	0	0
Units Redeemed	(1,393)	(817)	0	0
Net Increase (Decrease)	(50)	1,381	0	0
VIP - Equity-Income Investor Class
Units Issued	837	409	0	0
Units Redeemed	(403)	(213)	0	0
Net Increase (Decrease)	434	196	0	0
VIP - Growth Investor Class
Units Issued	338	169	0	0
Units Redeemed	(297)	(136)	0	0
Net Increase (Decrease)	41	33	0	0
VIP - Overseas, Class R Investor Class
Units Issued	454	142	0	0
Units Redeemed	(225)	(198)	0	0
Net Increase (Decrease)	229	(56)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	632	1,495	0	0
Units Redeemed	(1,925)	(945)	0	0
Net Increase (Decrease)	(1,293)	550	0	0
VIP - Asset Manager Investor Class
Units Issued	431	41	0	0
Units Redeemed	(174)	(142)	0	0
Net Increase (Decrease)	257	(101)	0	0
VIP - Index 500
Units Issued	1,741	883	0	0
Units Redeemed	(736)	(491)	0	0
Net Increase (Decrease)	1,005	392	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	81	43	0	0
Units Redeemed	(79)	(101)	0	0
Net Increase (Decrease)	2	(58)	0	0
VIP - Contrafund Investor Class
Units Issued	1,388	939	0	0
Units Redeemed	(957)	(581)	0	0
Net Increase (Decrease)	431	358	0	0
VIP - Balanced Investor Class
Units Issued	1,331	633	0	0
Units Redeemed	(422)	(316)	0	0
Net Increase (Decrease)	909	317	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	343	125	0	0
Units Redeemed	(132)	(67)	0	0
Net Increase (Decrease)	211	58	0	0
VIP - Growth & Income Investor Class
Units Issued	391	203	0	0
Units Redeemed	(115)	(166)	0	0
Net Increase (Decrease)	276	37	0	0
VIP - Growth Opportunities Investor Class
Units Issued	284	367	0	0
Units Redeemed	(292)	(255)	0	0
Net Increase (Decrease)	(8)	112	0	0
VIP - Mid Cap Investor Class
Units Issued	671	362	0	0
Units Redeemed	(406)	(376)	0	0
Net Increase (Decrease)	265	(14)	0	0
VIP - Value Strategies Investor Class
Units Issued	280	205	0	0
Units Redeemed	(205)	(136)	0	0
Net Increase (Decrease)	75	69	0	0
VIP - Utilities Investor Class
Units Issued	215	184	0	0
Units Redeemed	(201)	(246)	0	0
Net Increase (Decrease)	14	(62)	0	0
VIP - Technology Investor Class
Units Issued	255	227	0	0
Units Redeemed	(220)	(257)	0	0
Net Increase (Decrease)	35	(30)	0	0
VIP - Energy Investor Class
Units Issued	195	212	0	0
Units Redeemed	(206)	(290)	0	0
Net Increase (Decrease)	(11)	(78)	0	0
VIP - Health Care Investor Class
Units Issued	1,043	355	0	0
Units Redeemed	(239)	(258)	0	0
Net Increase (Decrease)	804	97	0	0
VIP - Financial Services Investor Class
Units Issued	567	265	0	0
Units Redeemed	(401)	(151)	0	0
Net Increase (Decrease)	166	114	0	0

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - Industrials Investor Class
Units Issued	520	87	0	0
Units Redeemed	(129)	(164)	0	0
Net Increase (Decrease)	391	(77)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	563	160	0	0
Units Redeemed	(225)	(83)	0	0
Net Increase (Decrease)	338	77	0	0
VIP - Real Estate Investor Class
Units Issued	541	332	0	0
Units Redeemed	(406)	(177)	0	0
Net Increase (Decrease)	135	155	0	0
VIP - Strategic Income Investor Class
Units Issued	1,308	2,050	0	0
Units Redeemed	(2,473)	(964)	0	0
Net Increase (Decrease)	(1,165)	1,086	0	0
VIP - Growth Strategies Investor Class
Units Issued	44	43	0	0
Units Redeemed	(15)	(56)	0	0
Net Increase (Decrease)	29	(13)	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	274	95	0	0
Units Redeemed	(133)	(91)	0	0
Net Increase (Decrease)	141	4	0	0
VIP - Value Leaders Investor Class
Units Issued	153	21	0	0
Units Redeemed	(93)	(40)	0	0
Net Increase (Decrease)	60	(19)	0	0
VIP - Value Investor Class
Units Issued	166	81	0	0
Units Redeemed	(95)	(103)	0	0
Net Increase (Decrease)	71	(22)	0	0
VIP - Growth Stock Investor Class
Units Issued	178	159	0	0
Units Redeemed	(71)	(91)	0	0
Net Increase (Decrease)	107	68	0	0
VIP - Freedom Income Investor Class
Units Issued	93	104	0	0
Units Redeemed	(56)	(21)	0	0
Net Increase (Decrease)	37	83	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - Freedom 2005 Investor Class
Units Issued	66	46	0	0
Units Redeemed	(14)	(3)	0	0
Net Increase (Decrease)	52	43	0	0
VIP - Freedom 2010 Investor Class
Units Issued	135	32	0	0
Units Redeemed	(107)	(25)	0	0
Net Increase (Decrease)	28	7	0	0
VIP - Freedom 2015 Investor Class
Units Issued	81	63	0	0
Units Redeemed	(89)	(22)	0	0
Net Increase (Decrease)	(8)	41	0	0
VIP - Freedom 2020 Investor Class
Units Issued	371	123	0	0
Units Redeemed	(130)	(41)	0	0
Net Increase (Decrease)	241	82	0	0
VIP - Freedom 2025 Investor Class
Units Issued	133	95	0	0
Units Redeemed	(52)	(32)	0	0
Net Increase (Decrease)	81	63	0	0
VIP - Freedom 2030 Investor Class
Units Issued	174	78	0	0
Units Redeemed	(58)	(24)	0	0
Net Increase (Decrease)	116	54	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	1	0
Units Redeemed	0	0	(10)	(10)
Net Increase (Decrease)	0	0	(9)	(10)
VIP - Freedom Lifetime Income II
Units Issued	0	0	0	0
Units Redeemed	0	0	(3)	(3)
Net Increase (Decrease)	0	0	(3)	(3)
VIP - Freedom Lifetime Income III
Units Issued	0	0	67	0
Units Redeemed	0	0	0	0
Net Increase (Decrease)	0	0	67	0
VIP - Disciplined Small Cap Investor Class
Units Issued	668	118	0	0
Units Redeemed	(295)	(110)	0	0
Net Increase (Decrease)	373	8	0	0

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - FundsManager 20%
Units Issued	1,336	1,307	0	33
Units Redeemed	(1,537)	(909)	(2)	(2)
Net Increase (Decrease)	(201)	398	(2)	31
VIP - FundsManager 50%
Units Issued	1,840	1,473	9	106
Units Redeemed	(1,181)	(1,043)	(9)	(5)
Net Increase (Decrease)	659	430	0	101
VIP - FundsManager 60%
Units Issued	1,108	518	45	49
Units Redeemed	(405)	(385)	(11)	(9)
Net Increase (Decrease)	703	133	34	40
VIP - FundsManager 70%
Units Issued	829	482	0	0
Units Redeemed	(609)	(579)	0	0
Net Increase (Decrease)	220	(97)	0	0
VIP - FundsManager 85%
Units Issued	298	146	72	0
Units Redeemed	(296)	(388)	(5)	0
Net Increase (Decrease)	2	(242)	67	0
VIP - Consumer Staples Investor Class
Units Issued	553	466	0	0
Units Redeemed	(346)	(262)	0	0
Net Increase (Decrease)	207	204	0	0
VIP - Materials Investor Class
Units Issued	138	159	0	0
Units Redeemed	(128)	(171)	0	0
Net Increase (Decrease)	10	(12)	0	0
VIP - Telecommunications Investor Class
Units Issued	126	57	0	0
Units Redeemed	(60)	(66)	0	0
Net Increase (Decrease)	66	(9)	0	0
VIP - Emerging Markets Investor Class
Units Issued	119	104	0	0
Units Redeemed	(118)	(220)	0	0
Net Increase (Decrease)	1	(116)	0	0
UIF - Emerging Markets Equity
Units Issued	189	66	0	0
Units Redeemed	(221)	(136)	0	0
Net Increase (Decrease)	(32)	(70)	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
UIF - Emerging Market Debt
Units Issued	477	943	0	0
Units Redeemed	(981)	(295)	0	0
Net Increase (Decrease)	(504)	648	0	0
UIF - Global Tactical Asset Allocation
Units Issued	170	52	0	0
Units Redeemed	(124)	(45)	0	0
Net Increase (Decrease)	46	7	0	0
Invesco - Van Kampen Global Core Equity (b)
Units Issued	86	45	0	0
Units Redeemed	(76)	(19)	0	0
Net Increase (Decrease)	10	26	0	0
Lazard - Retirement Emerging Markets
Units Issued	415	253	0	0
Units Redeemed	(375)	(257)	0	0
Net Increase (Decrease)	40	(4)	0	0
PVIT - Commodity Real Return (a)
Units Issued	209	219	0	0
Units Redeemed	(141)	(59)	0	0
Net Increase (Decrease)	68	160	0	0
PVIT - Low Duration
Units Issued	2,470	1,393	0	0
Units Redeemed	(2,156)	(1,233)	0	0
Net Increase (Decrease)	314	160	0	0
PVIT - Real Return
Units Issued	657	1,834	0	0
Units Redeemed	(2,452)	(877)	0	0
Net Increase (Decrease)	(1,795)	957	0	0
PVIT - Total Return
Units Issued	1,460	2,964	0	0
Units Redeemed	(3,507)	(939)	0	0
Net Increase (Decrease)	(2,047)	2,025	0	0
Blackrock - Global Allocation V.I. (a)
Units Issued	2,421	845	0	0
Units Redeemed	(454)	(58)	0	0
Net Increase (Decrease)	1,967	787	0	0
FTVIP - Global Bond Securities (a)
Units Issued	1,529	784	0	0
Units Redeemed	(784)	(36)	0	0
Net Increase (Decrease)	745	748	0	0
FTVIP - U.S. Government (a)
Units Issued	220	712	0	0
Units Redeemed	(474)	(149)	0	0
Net Increase (Decrease)	(254)	563	0	0

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Growth and Guaranteed Income
(in thousands)	2013	2012
VIP - Money Market Investor Class
Units Issued	236	50
Units Redeemed	(208)	(29)
Net Increase (Decrease)	28	21
VIP - Balanced Investor Class
Units Issued	19	19
Units Redeemed	(412)	(512)
Net Increase (Decrease)	(393)	(493)
VIP - FundsManager 60%
Units Issued	0	24
Units Redeemed	(435)	(418)
Net Increase (Decrease)	(435)	(394)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2013	1,570	$21.27	$20.66	$ 33,367	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2012	1,714	$21.44	$20.86	$ 36,691	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
2011	2,119	$21.58	$21.04	$ 45,663	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
2010	2,199	$21.73	$21.23	$ 47,710	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
2009	3,075	$21.86	$21.39	$ 67,144	0.80%	1.00%	0.80%	(0.08%)	(0.29%)
VIP - Money Market Investor Class
2013	6,696	$10.00	$9.43	$ 72,170	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
2012	5,355	$10.01	$9.56	$ 58,260	0.10%	1.40%	0.11%	0.01%	(1.29%)
2011	5,489	$10.01	$9.69	$ 60,212	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
2010	5,528	$10.00	$9.82	$ 61,032	0.10%	1.40%	0.15%	0.02%	(1.03%)
2009	8,469	$11.46	$10.23	$ 95,650	0.25%	1.40%	0.75%	0.45%	(0.56%)
VIP - High Income
2013	261	$47.34	$45.97	$ 12,299	0.80%	1.00%	5.30%	5.10%	4.89%
2012	329	$45.05	$43.83	$ 14,762	0.80%	1.00%	5.74%	13.31%	13.08%
2011	352	$39.76	$38.76	$ 13,895	0.80%	1.00%	6.63%	3.20%	2.99%
2010	397	$38.52	$37.63	$ 15,252	0.80%	1.00%	7.61%	12.91%	12.69%
2009	442	$34.12	$33.39	$ 15,023	0.80%	1.00%	8.15%	42.81%	42.52%
VIP - High Income Investor Class
2013	2,952	$13.23	$20.93	$ 46,117	0.10%	0.25%	5.93%	5.84%	5.69%
2012	3,002	$12.50	$19.81	$ 43,721	0.10%	0.25%	6.78%	14.15%	13.98%
2011	1,621	$10.95	$17.38	$ 21,871	0.10%	0.25%	7.35%	3.72%	3.56%
2010	1,303	$10.56	$16.78	$ 17,543	0.10%	0.25%	8.47%	5.59%	13.68%
2009	981	$14.76	$12.33	$ 12,378	0.25%	0.35%	8.81%	43.43%	43.29%
VIP - Equity-Income
2013	635	$86.23	$83.72	$ 54,533	0.80%	1.00%	2.51%	27.12%	26.87%
2012	689	$67.83	$65.99	$ 46,618	0.80%	1.00%	3.06%	16.36%	16.13%
2011	779	$58.29	$56.83	$ 45,260	0.80%	1.00%	2.43%	0.17%	(0.04%)
2010	879	$58.20	$56.85	$ 51,051	0.80%	1.00%	1.78%	14.23%	14.00%
2009	1,018	$50.95	$49.87	$ 51,779	0.80%	1.00%	2.27%	29.17%	28.91%
VIP - Equity-Income Investor Class
2013	1,731	$17.66	$26.22	$ 29,387	0.10%	0.25%	2.77%	27.86%	27.67%
2012	1,297	$13.81	$20.53	$ 17,105	0.10%	0.25%	3.32%	17.15%	16.97%
2011	1,101	$11.79	$17.56	$ 12,388	0.10%	0.25%	2.60%	0.79%	0.64%
2010	986	$11.70	$17.44	$ 10,973	0.10%	0.25%	1.76%	16.95%	14.67%
2009	988	$15.21	$9.21	$ 9,328	0.25%	0.35%	2.14%	29.77%	29.64%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2013	472	$96.00	$93.21	$ 45,247	0.80%	1.00%	0.29%	35.25%	34.97%
2012	524	$70.98	$69.06	$ 37,094	0.80%	1.00%	0.59%	13.77%	13.54%
2011	576	$62.39	$60.83	$ 35,842	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
2010	648	$62.77	$61.32	$ 40,586	0.80%	1.00%	0.27%	23.18%	22.93%
2009	721	$50.96	$49.88	$ 36,691	0.80%	1.00%	0.44%	27.26%	27.00%
VIP - Growth Investor Class
2013	724	$19.06	$27.63	$ 13,480	0.10%	0.25%	0.24%	36.08%	35.88%
2012	683	$14.00	$20.34	$ 9,323	0.10%	0.25%	0.55%	14.46%	14.29%
2011	650	$12.23	$17.79	$ 7,802	0.10%	0.25%	0.31%	0.04%	(0.11%)
2010	569	$12.23	$17.81	$ 6,864	0.10%	0.25%	0.21%	22.30%	23.68%
2009	563	$14.40	$9.30	$ 5,331	0.25%	0.35%	0.33%	27.82%	27.69%
VIP - Overseas
2013	186	$47.66	$46.28	$ 8,830	0.80%	1.00%	1.38%	29.39%	29.13%
2012	202	$36.84	$35.84	$ 7,417	0.80%	1.00%	1.96%	19.77%	19.53%
2011	222	$30.76	$29.98	$ 6,818	0.80%	1.00%	1.31%	(17.83%)	(17.99%)
2010	252	$37.43	$36.56	$ 9,411	0.80%	1.00%	1.36%	12.21%	11.98%
2009	291	$33.36	$32.65	$ 9,673	0.80%	1.00%	2.15%	25.52%	25.26%
VIP - Overseas, Class R
2013	201	$17.91	$17.57	$ 3,603	0.80%	1.00%	1.33%	29.41%	29.15%
2012	219	$13.84	$13.60	$ 3,029	0.80%	1.00%	1.85%	19.74%	19.50%
2011	281	$11.56	$11.38	$ 3,238	0.80%	1.00%	1.31%	(17.81%)	(17.97%)
2010	332	$14.06	$13.88	$ 4,662	0.80%	1.00%	1.36%	12.17%	11.94%
2009	379	$12.54	$12.40	$ 4,745	0.80%	1.00%	2.15%	25.59%	25.34%
VIP - Overseas, Class R Investor Class
2013	1,023	$15.37	$21.33	$ 16,304	0.10%	0.25%	1.55%	30.27%	30.07%
2012	794	$11.80	$16.40	$ 9,729	0.10%	0.25%	1.99%	20.51%	20.33%
2011	850	$9.79	$13.63	$ 8,704	0.10%	0.25%	1.35%	(17.37%)	(17.49%)
2010	777	$11.85	$16.52	$ 9,681	0.10%	0.25%	1.45%	18.49%	12.72%
2009	756	$14.65	$10.76	$ 8,220	0.25%	0.35%	2.19%	26.10%	25.98%
VIP - Investment Grade Bond
2013	657	$38.94	$37.81	$ 25,442	0.80%	1.00%	2.11%	(2.56%)	(2.76%)
2012	866	$39.97	$38.88	$ 34,472	0.80%	1.00%	2.27%	5.05%	4.83%
2011	969	$38.05	$37.09	$ 36,717	0.80%	1.00%	3.29%	6.48%	6.26%
2010	1,066	$35.73	$34.91	$ 37,949	0.80%	1.00%	3.29%	6.94%	6.73%
2009	1,291	$33.41	$32.71	$ 43,003	0.80%	1.00%	8.65%	14.80%	14.57%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2013	2,773	$11.09	$14.28	$ 36,803	0.10%	0.25%	1.90%	(1.84%)	(1.99%)
2012	4,066	$11.30	$14.57	$ 55,114	0.10%	0.25%	2.48%	5.70%	5.54%
2011	3,516	$10.69	$13.80	$ 46,042	0.10%	0.25%	3.68%	7.14%	6.98%
2010	3,242	$9.97	$12.90	$ 39,953	0.10%	0.25%	3.14%	(0.26%)	7.45%
2009	3,745	$12.12	$12.01	$ 45,299	0.25%	0.35%	8.71%	15.46%	15.34%
VIP - Asset Manager
2013	707	$50.16	$48.70	$ 35,403	0.80%	1.00%	1.57%	14.78%	14.55%
2012	769	$43.70	$42.52	$ 33,575	0.80%	1.00%	1.50%	11.58%	11.35%
2011	858	$39.17	$38.18	$ 33,530	0.80%	1.00%	1.90%	(3.34%)	(3.53%)
2010	953	$40.52	$39.58	$ 38,517	0.80%	1.00%	1.68%	13.35%	13.12%
2009	1,041	$35.75	$34.99	$ 37,135	0.80%	1.00%	2.36%	28.08%	27.82%
VIP - Asset Manager Investor Class
2013	1,114	$13.99	$19.82	$ 18,012	0.10%	0.25%	1.70%	15.51%	15.33%
2012	857	$12.11	$17.18	$ 12,523	0.10%	0.25%	1.44%	12.33%	12.16%
2011	958	$10.78	$15.32	$ 12,517	0.10%	0.25%	1.80%	(2.82%)	(2.97%)
2010	845	$11.10	$15.79	$ 11,535	0.10%	0.25%	2.25%	10.95%	13.80%
2009	508	$13.87	$11.49	$ 6,080	0.25%	0.35%	2.72%	28.69%	28.56%
VIP - Index 500
2013	4,258	$18.07	$52.97	$ 111,019	0.10%	1.00%	2.09%	32.11%	30.92%
2012	3,305	$13.68	$40.46	$ 72,693	0.10%	1.00%	2.22%	15.80%	14.75%
2011	2,976	$11.81	$35.26	$ 60,667	0.10%	1.00%	1.94%	1.94%	1.02%
2010	2,935	$11.59	$34.90	$ 62,460	0.10%	1.00%	1.92%	15.86%	13.87%
2009	2,994	$30.65	$9.81	$ 58,753	0.25%	1.00%	2.59%	26.29%	25.34%
VIP - Asset Manager: Growth
2013	283	$33.32	$32.35	$ 9,407	0.80%	1.00%	1.09%	21.43%	21.19%
2012	284	$27.44	$26.69	$ 7,776	0.80%	1.00%	1.41%	14.52%	14.29%
2011	312	$23.96	$23.35	$ 7,465	0.80%	1.00%	1.58%	(6.92%)	(7.11%)
2010	342	$25.74	$25.14	$ 8,795	0.80%	1.00%	1.13%	15.41%	15.18%
2009	404	$22.30	$21.83	$ 8,972	0.80%	1.00%	1.57%	31.84%	31.58%
VIP - Asset Manager: Growth Investor Class
2013	268	$15.17	$22.17	$ 4,515	0.10%	0.25%	1.00%	22.18%	22.00%
2012	267	$12.42	$18.17	$ 3,673	0.10%	0.25%	1.31%	15.31%	15.13%
2011	325	$10.77	$15.79	$ 3,873	0.10%	0.25%	1.57%	(6.37%)	(6.51%)
2010	304	$11.50	$16.88	$ 3,887	0.10%	0.25%	1.20%	15.03%	15.88%
2009	261	$14.57	$10.94	$ 2,892	0.25%	0.35%	1.62%	32.35%	32.22%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2013	1,694	$67.06	$65.11	$ 113,340	0.80%	1.00%	1.07%	30.24%	29.97%
2012	1,844	$51.49	$50.09	$ 94,757	0.80%	1.00%	1.32%	15.48%	15.25%
2011	2,061	$44.59	$43.47	$ 91,715	0.80%	1.00%	0.98%	(3.30%)	(3.50%)
2010	2,284	$46.11	$45.04	$ 105,111	0.80%	1.00%	1.21%	16.28%	16.05%
2009	2,593	$39.65	$38.81	$ 102,644	0.80%	1.00%	1.41%	34.62%	34.45%
VIP - Contrafund Investor Class
2013	4,801	$17.49	$26.77	$ 91,008	0.10%	0.25%	1.06%	31.02%	30.83%
2012	4,370	$13.35	$20.46	$ 63,804	0.10%	0.25%	1.34%	16.22%	16.05%
2011	4,012	$11.49	$17.63	$ 50,778	0.10%	0.25%	0.97%	(2.71%)	(2.86%)
2010	3,758	$11.81	$18.15	$ 49,425	0.10%	0.25%	1.27%	18.09%	16.72%
2009	3,373	$15.55	$10.79	$ 37,633	0.25%	0.35%	1.44%	35.32%	35.19%
VIP - Balanced
2013	520	$25.56	$24.82	$ 13,242	0.80%	1.00%	1.51%	18.70%	18.46%
2012	577	$21.54	$20.95	$ 12,368	0.80%	1.00%	1.70%	14.14%	13.91%
2011	638	$18.87	$18.39	$ 11,989	0.80%	1.00%	1.56%	(4.38%)	(4.58%)
2010	688	$19.73	$19.28	$ 13,510	0.80%	1.00%	1.67%	17.13%	16.89%
2009	743	$16.85	$16.49	$ 12,469	0.80%	1.00%	1.88%	37.49%	37.21%
VIP - Balanced Investor Class
2013	7,746	$15.26	$23.05	$ 119,875	0.10%	1.40%	1.60%	19.42%	17.87%
2012	7,230	$12.78	$19.56	$ 92,718	0.10%	1.40%	1.65%	14.87%	13.37%
2011	7,406	$11.13	$17.25	$ 82,334	0.10%	1.40%	1.57%	(3.81%)	(5.06%)
2010	7,656	$11.57	$18.17	$ 88,885	0.10%	1.40%	1.65%	15.66%	16.34%
2009	7,880	$15.80	$8.94	$ 78,092	0.25%	1.40%	1.90%	38.10%	36.51%
VIP - Dynamic Capital Appreciation
2013	108	$23.94	$23.44	$ 2,580	0.80%	1.00%	0.40%	37.43%	37.15%
2012	76	$17.42	$17.09	$ 1,327	0.80%	1.00%	0.84%	21.74%	21.49%
2011	47	$14.31	$14.07	$ 671	0.80%	1.00%	0.19%	(3.46%)	(3.66%)
2010	65	$14.82	$14.60	$ 952	0.80%	1.00%	0.21%	17.46%	17.22%
2009	79	$12.62	$12.46	$ 997	0.80%	1.00%	0.24%	35.01%	34.74%
VIP - Dynamic Capital Appreciation Investor Class
2013	395	$19.29	$30.73	$ 8,103	0.10%	0.25%	0.39%	38.38%	38.17%
2012	184	$13.94	$22.24	$ 2,775	0.10%	0.25%	0.70%	22.39%	22.21%
2011	126	$11.39	$18.20	$ 1,595	0.10%	0.25%	0.21%	(2.74%)	(2.89%)
2010	126	$11.71	$18.74	$ 1,646	0.10%	0.25%	0.18%	17.14%	17.89%
2009	107	$15.90	$10.51	$ 1,139	0.25%	0.35%	0.20%	35.67%	35.53%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2013	624	$28.35	$27.53	$ 17,623	0.80%	1.00%	1.90%	32.50%	32.23%
2012	648	$21.40	$20.82	$ 13,809	0.80%	1.00%	2.28%	17.61%	17.37%
2011	686	$18.19	$17.74	$ 12,443	0.80%	1.00%	1.74%	0.80%	0.59%
2010	764	$18.05	$17.63	$ 13,752	0.80%	1.00%	0.69%	13.95%	13.72%
2009	859	$15.84	$15.50	$ 13,560	0.80%	1.00%	1.08%	26.19%	25.93%
VIP - Growth & Income Investor Class
2013	690	$18.97	$26.10	$ 12,806	0.10%	0.25%	2.27%	33.38%	33.18%
2012	414	$14.22	$19.60	$ 5,725	0.10%	0.25%	2.39%	18.34%	18.16%
2011	377	$12.02	$16.58	$ 4,410	0.10%	0.25%	2.09%	1.43%	1.28%
2010	273	$11.85	$16.38	$ 3,166	0.10%	0.25%	0.75%	18.49%	14.36%
2009	228	$14.32	$9.73	$ 2,267	0.25%	0.35%	1.01%	26.84%	26.72%
VIP - Growth Opportunities
2013	442	$21.60	$20.97	$ 9,517	0.80%	1.00%	0.32%	36.80%	36.52%
2012	468	$15.79	$15.36	$ 7,359	0.80%	1.00%	0.41%	18.65%	18.41%
2011	459	$13.31	$12.97	$ 6,084	0.80%	1.00%	0.16%	1.48%	1.28%
2010	469	$13.11	$12.81	$ 6,142	0.80%	1.00%	0.21%	22.75%	22.50%
2009	519	$10.68	$10.45	$ 5,528	0.80%	1.00%	0.49%	44.68%	44.39%
VIP - Growth Opportunities Investor Class
2013	430	$20.46	$34.03	$ 8,341	0.10%	0.25%	0.28%	37.63%	37.43%
2012	438	$14.87	$24.76	$ 6,191	0.10%	0.25%	0.36%	19.42%	19.24%
2011	326	$12.45	$20.77	$ 3,863	0.10%	0.25%	0.13%	2.08%	1.93%
2010	212	$12.20	$20.37	$ 2,461	0.10%	0.25%	0.17%	21.97%	23.30%
2009	209	$16.52	$8.92	$ 1,901	0.25%	0.35%	0.57%	45.21%	45.06%
VIP - Mid Cap
2013	1,148	$35.96	$34.98	$ 41,172	0.80%	1.00%	0.51%	35.14%	34.87%
2012	1,149	$26.61	$25.94	$ 30,497	0.80%	1.00%	0.60%	13.91%	13.68%
2011	1,344	$23.36	$22.82	$ 31,317	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
2010	1,627	$26.34	$25.78	$ 42,767	0.80%	1.00%	0.37%	27.80%	27.55%
2009	1,708	$20.61	$20.21	$ 35,135	0.80%	1.00%	0.70%	38.97%	38.69%
VIP - Mid Cap Investor Class
2013	2,046	$16.15	$28.86	$ 40,271	0.10%	0.25%	0.47%	35.94%	35.74%
2012	1,781	$11.88	$21.26	$ 26,493	0.10%	0.25%	0.55%	14.63%	14.45%
2011	1,795	$10.36	$18.58	$ 23,817	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
2010	1,806	$11.62	$20.85	$ 27,512	0.10%	0.25%	0.36%	16.16%	28.35%
2009	1,292	$16.25	$11.63	$ 15,451	0.25%	0.35%	0.65%	39.63%	39.49%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2013	245	$22.34	$21.89	$ 5,469	0.80%	1.00%	0.89%	29.45%	29.19%
2012	261	$17.26	$16.94	$ 4,503	0.80%	1.00%	0.62%	26.26%	26.00%
2011	282	$13.67	$13.45	$ 3,852	0.80%	1.00%	0.92%	(9.54%)	(9.72%)
2010	338	$15.11	$14.89	$ 5,106	0.80%	1.00%	0.51%	25.62%	25.37%
2009	380	$12.03	$11.88	$ 4,564	0.80%	1.00%	0.53%	56.33%	56.01%
VIP - Value Strategies Investor Class
2013	482	$18.28	$37.93	$ 9,291	0.10%	0.25%	0.94%	30.32%	30.12%
2012	407	$14.02	$29.15	$ 5,965	0.10%	0.25%	0.62%	27.08%	26.89%
2011	338	$11.04	$22.97	$ 3,932	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
2010	356	$12.13	$25.29	$ 4,627	0.10%	0.25%	0.47%	21.28%	26.11%
2009	287	$20.05	$9.58	$ 2,841	0.25%	0.35%	0.38%	57.12%	56.96%
VIP - Utilities
2013	120	$18.41	$17.96	$ 2,199	0.80%	1.00%	2.25%	20.05%	19.81%
2012	152	$15.34	$14.99	$ 2,339	0.80%	1.00%	2.58%	6.54%	6.32%
2011	148	$14.39	$14.09	$ 2,119	0.80%	1.00%	1.97%	12.30%	12.07%
2010	154	$12.82	$12.58	$ 1,972	0.80%	1.00%	2.72%	10.31%	10.09%
2009	181	$11.62	$11.42	$ 2,103	0.80%	1.00%	2.93%	14.50%	14.26%
VIP - Utilities Investor Class
2013	251	$15.36	$19.20	$ 4,438	0.10%	0.25%	2.47%	20.80%	20.62%
2012	236	$12.71	$15.92	$ 3,450	0.10%	0.25%	2.60%	7.25%	7.09%
2011	298	$11.85	$14.86	$ 4,136	0.10%	0.25%	3.06%	13.00%	12.83%
2010	153	$10.49	$13.17	$ 1,908	0.10%	0.25%	2.97%	4.88%	10.69%
2009	139	$11.90	$11.67	$ 1,621	0.25%	0.35%	3.80%	14.95%	14.83%
VIP - Technology
2013	318	$19.76	$19.27	$ 6,278	0.80%	1.00%	0.15%	26.79%	26.53%
2012	422	$15.59	$15.23	$ 6,565	0.80%	1.00%	-	16.57%	16.34%
2011	430	$13.37	$13.09	$ 5,742	0.80%	1.00%	-	(10.50%)	(10.68%)
2010	580	$14.94	$14.66	$ 8,655	0.80%	1.00%	-	26.73%	26.47%
2009	581	$11.79	$11.59	$ 6,839	0.80%	1.00%	0.18%	94.45%	94.06%
VIP - Technology Investor Class
2013	476	$16.76	$39.01	$ 9,919	0.10%	0.25%	0.11%	27.60%	27.41%
2012	441	$13.14	$30.62	$ 7,234	0.10%	0.25%	-	17.40%	17.22%
2011	471	$11.19	$26.12	$ 6,777	0.10%	0.25%	-	(10.01%)	(10.15%)
2010	433	$12.44	$29.07	$ 7,207	0.10%	0.25%	-	24.35%	27.24%
2009	344	$22.85	$12.80	$ 4,633	0.25%	0.35%	0.14%	95.44%	95.24%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy
2013	260	$30.53	$29.78	$ 7,937	0.80%	1.00%	0.92%	23.49%	23.24%
2012	309	$24.73	$24.16	$ 7,606	0.80%	1.00%	0.92%	4.15%	3.94%
2011	413	$23.74	$23.25	$ 9,773	0.80%	1.00%	1.01%	(5.75%)	(5.94%)
2010	458	$25.19	$24.72	$ 11,514	0.80%	1.00%	0.60%	18.50%	18.26%
2009	558	$21.26	$20.90	$ 11,832	0.80%	1.00%	0.48%	46.84%	46.54%
VIP - Energy Investor Class
2013	481	$16.22	$24.21	$ 8,463	0.10%	0.25%	0.86%	24.26%	24.07%
2012	492	$13.06	$19.51	$ 7,089	0.10%	0.25%	0.92%	4.81%	4.65%
2011	570	$12.46	$18.64	$ 7,976	0.10%	0.25%	0.94%	(5.19%)	(5.33%)
2010	573	$13.14	$19.69	$ 8,415	0.10%	0.25%	0.56%	31.39%	18.96%
2009	516	$16.56	$12.43	$ 6,503	0.25%	0.35%	0.39%	47.42%	47.27%
VIP - Health Care
2013	619	$28.64	$27.93	$ 17,733	0.80%	1.00%	-	54.88%	54.57%
2012	471	$18.49	$18.07	$ 8,700	0.80%	1.00%	0.52%	19.84%	19.59%
2011	352	$15.43	$15.11	$ 5,426	0.80%	1.00%	-	7.44%	7.23%
2010	259	$14.36	$14.09	$ 3,706	0.80%	1.00%	0.18%	16.41%	16.18%
2009	320	$12.34	$12.13	$ 3,949	0.80%	1.00%	0.34%	31.58%	31.32%
VIP - Health Care Investor Class
2013	1,392	$24.31	$35.72	$ 35,827	0.10%	0.25%	-	55.85%	55.62%
2012	588	$15.60	$22.95	$ 9,783	0.10%	0.25%	0.38%	20.55%	20.37%
2011	491	$12.94	$19.07	$ 6,786	0.10%	0.25%	-	8.15%	7.99%
2010	239	$11.96	$17.66	$ 3,126	0.10%	0.25%	0.12%	19.65%	16.86%
2009	192	$15.11	$10.77	$ 2,113	0.25%	0.35%	0.27%	32.20%	32.06%
VIP - Financial Services
2013	230	$11.57	$11.28	$ 2,659	0.80%	1.00%	1.22%	32.79%	32.52%
2012	169	$8.71	$8.52	$ 1,472	0.80%	1.00%	1.29%	27.51%	27.25%
2011	131	$6.83	$6.69	$ 898	0.80%	1.00%	0.39%	(21.10%)	(21.26%)
2010	145	$8.66	$8.50	$ 1,253	0.80%	1.00%	0.18%	6.42%	6.21%
2009	267	$8.14	$8.00	$ 2,175	0.80%	1.00%	1.11%	26.28%	26.02%
VIP - Financial Services Investor Class
2013	511	$15.61	$24.55	$ 6,233	0.10%	0.25%	1.33%	33.60%	33.40%
2012	345	$11.68	$18.40	$ 2,999	0.10%	0.25%	1.28%	28.23%	28.04%
2011	231	$9.11	$14.37	$ 1,610	0.10%	0.25%	0.31%	(20.55%)	(20.66%)
2010	253	$11.47	$18.12	$ 2,271	0.10%	0.25%	0.17%	14.67%	6.90%
2009	186	$16.95	$6.75	$ 1,309	0.25%	0.35%	0.68%	26.98%	26.86%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials
2013	126	$34.56	$33.70	$ 4,360	0.80%	1.00%	0.90%	38.68%	38.40%
2012	124	$24.92	$24.35	$ 3,080	0.80%	1.00%	1.05%	18.86%	18.62%
2011	152	$20.96	$20.53	$ 3,174	0.80%	1.00%	0.74%	(5.41%)	(5.60%)
2010	150	$22.16	$21.75	$ 3,335	0.80%	1.00%	0.66%	30.04%	29.78%
2009	130	$17.04	$16.76	$ 2,201	0.80%	1.00%	1.07%	39.10%	38.82%
VIP - Industrials Investor Class
2013	812	$19.37	$34.19	$ 17,353	0.10%	0.25%	1.03%	39.58%	39.37%
2012	420	$13.88	$24.53	$ 6,455	0.10%	0.25%	1.27%	19.53%	19.35%
2011	497	$11.61	$20.55	$ 6,585	0.10%	0.25%	1.08%	(4.79%)	(4.94%)
2010	297	$12.20	$21.62	$ 4,518	0.10%	0.25%	0.68%	21.97%	30.54%
2009	203	$16.56	$11.93	$ 2,450	0.25%	0.35%	1.04%	39.67%	39.48%
VIP - Consumer Discretionary
2013	135	$21.86	$21.32	$ 2,937	0.80%	1.00%	0.17%	39.97%	39.69%
2012	58	$15.62	$15.26	$ 899	0.80%	1.00%	0.37%	20.69%	20.44%
2011	42	$12.94	$12.67	$ 547	0.80%	1.00%	0.30%	(2.53%)	(2.73%)
2010	314	$13.28	$13.03	$ 4,160	0.80%	1.00%	0.70%	30.25%	29.98%
2009	50	$10.19	$10.02	$ 510	0.80%	1.00%	0.53%	37.21%	36.93%
VIP - Consumer Discretionary Investor Class
2013	516	$20.30	$37.01	$ 10,728	0.10%	0.25%	0.11%	40.91%	40.70%
2012	178	$14.41	$26.30	$ 2,605	0.10%	0.25%	0.35%	21.33%	21.14%
2011	101	$11.88	$21.71	$ 1,288	0.10%	0.25%	0.48%	(1.86%)	(2.00%)
2010	133	$12.10	$22.16	$ 1,793	0.10%	0.25%	0.22%	21.00%	30.74%
2009	36	$16.95	$9.37	$ 356	0.25%	0.35%	0.55%	37.83%	37.69%
VIP - Real Estate
2013	166	$24.84	$24.33	$ 4,119	0.80%	1.00%	1.54%	1.01%	0.81%
2012	206	$24.59	$24.13	$ 5,057	0.80%	1.00%	1.15%	17.62%	17.38%
2011	183	$20.91	$20.56	$ 3,829	0.80%	1.00%	1.13%	7.22%	7.01%
2010	200	$19.50	$19.21	$ 3,900	0.80%	1.00%	1.39%	29.38%	29.12%
2009	180	$15.07	$14.88	$ 2,701	0.80%	1.00%	2.92%	36.59%	36.32%
VIP - Real Estate Investor Class
2013	755	$14.10	$34.37	$ 11,765	0.10%	0.25%	1.61%	1.71%	1.55%
2012	620	$13.86	$33.85	$ 9,847	0.10%	0.25%	1.62%	18.31%	18.13%
2011	465	$11.72	$28.65	$ 6,308	0.10%	0.25%	1.12%	7.93%	7.76%
2010	412	$10.86	$26.59	$ 5,388	0.10%	0.25%	1.66%	8.58%	29.84%
2009	244	$20.48	$9.60	$ 2,383	0.25%	0.35%	2.90%	37.23%	37.09%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2013	490	$17.66	$17.32	$ 8,632	0.80%	1.00%	3.42%	(0.51%)	(0.71%)
2012	761	$17.75	$17.44	$ 13,454	0.80%	1.00%	3.62%	9.61%	9.39%
2011	1,054	$16.19	$15.94	$ 17,037	0.80%	1.00%	5.34%	3.83%	3.62%
2010	763	$15.60	$15.39	$ 11,867	0.80%	1.00%	4.06%	8.76%	8.54%
2009	924	$14.34	$14.18	$ 13,227	0.80%	1.00%	4.65%	28.98%	28.72%
VIP - Strategic Income Investor Class
2013	4,502	$11.84	$17.25	$ 66,295	0.10%	0.25%	3.63%	0.16%	0.01%
2012	5,667	$11.82	$17.24	$ 83,125	0.10%	0.25%	3.85%	10.39%	10.23%
2011	4,581	$10.71	$15.64	$ 62,633	0.10%	0.25%	4.48%	4.45%	4.29%
2010	3,615	$10.25	$15.00	$ 48,763	0.10%	0.25%	4.67%	2.50%	9.28%
2009	2,766	$13.73	$13.27	$ 36,918	0.25%	0.35%	5.30%	29.74%	29.61%
VIP - Growth Strategies
2013	41	$16.22	$15.95	$ 655	0.80%	1.00%	0.02%	36.16%	35.88%
2012	31	$11.92	$11.74	$ 366	0.80%	1.00%	-	10.81%	10.58%
2011	31	$10.75	$10.61	$ 333	0.80%	1.00%	-	(9.72%)	(9.90%)
2010	56	$11.91	$11.78	$ 665	0.80%	1.00%	-	23.97%	23.72%
2009	37	$9.61	$9.52	$ 357	0.80%	1.00%	-	38.61%	38.33%
VIP - Growth Strategies Investor Class
2013	77	$16.84	$28.08	$ 1,271	0.10%	0.25%	0.01%	36.86%	36.65%
2012	48	$12.31	$20.55	$ 579	0.10%	0.25%	-	11.56%	11.39%
2011	61	$11.03	$18.45	$ 680	0.10%	0.25%	-	(9.14%)	(9.28%)
2010	78	$12.14	$20.34	$ 954	0.10%	0.25%	-	21.40%	24.43%
2009	60	$16.34	$9.27	$ 589	0.25%	0.35%	-	39.42%	39.28%
VIP - International Capital Appreciation Class R
2013	85	$15.32	$15.06	$ 1,292	0.80%	1.00%	0.72%	20.68%	20.43%
2012	57	$12.70	$12.51	$ 722	0.80%	1.00%	0.87%	24.89%	24.64%
2011	71	$10.17	$10.03	$ 728	0.80%	1.00%	0.77%	(13.27%)	(13.44%)
2010	96	$11.72	$11.59	$ 1,127	0.80%	1.00%	1.04%	14.81%	14.58%
2009	165	$10.21	$10.12	$ 1,689	0.80%	1.00%	0.99%	54.52%	54.21%
VIP - International Capital Appreciation, Class R Investor Class
2013	383	$15.82	$30.29	$ 6,283	0.10%	0.25%	0.71%	21.38%	21.20%
2012	243	$13.03	$24.99	$ 3,300	0.10%	0.25%	1.04%	25.68%	25.49%
2011	239	$10.37	$19.92	$ 2,530	0.10%	0.25%	0.86%	(12.72%)	(12.85%)
2010	257	$11.88	$22.85	$ 3,098	0.10%	0.25%	1.09%	18.82%	15.32%
2009	252	$19.82	$9.83	$ 2,604	0.25%	0.35%	1.00%	55.22%	55.06%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2013	45	$13.52	$13.29	$ 603	0.80%	1.00%	0.45%	34.09%	33.82%
2012	59	$10.08	$9.93	$ 596	0.80%	1.00%	3.61%	13.08%	12.85%
2011	43	$8.92	$8.80	$ 385	0.80%	1.00%	1.34%	(8.73%)	(8.91%)
2010	56	$9.77	$9.66	$ 541	0.80%	1.00%	1.13%	9.16%	8.94%
2009	86	$8.95	$8.87	$ 766	0.80%	1.00%	1.62%	26.89%	26.63%
VIP - Value Leaders Investor Class
2013	156	$16.09	$23.28	$ 2,382	0.10%	0.25%	0.59%	34.95%	34.75%
2012	96	$11.92	$17.28	$ 1,053	0.10%	0.25%	2.41%	13.81%	13.63%
2011	115	$10.48	$15.20	$ 1,065	0.10%	0.25%	1.46%	(8.19%)	(8.33%)
2010	127	$11.41	$16.59	$ 1,283	0.10%	0.25%	1.03%	14.11%	9.73%
2009	191	$15.12	$8.76	$ 1,736	0.25%	0.35%	1.51%	27.40%	27.28%
VIP - Value
2013	110	$16.43	$16.15	$ 1,803	0.80%	1.00%	1.16%	31.40%	31.13%
2012	103	$12.50	$12.32	$ 1,290	0.80%	1.00%	1.68%	19.93%	19.69%
2011	126	$10.43	$10.29	$ 1,308	0.80%	1.00%	1.01%	(3.28%)	(3.48%)
2010	164	$10.78	$10.66	$ 1,766	0.80%	1.00%	1.32%	16.88%	16.64%
2009	184	$9.22	$9.14	$ 1,699	0.80%	1.00%	0.99%	41.52%	41.23%
VIP - Value Investor Class
2013	369	$18.14	$31.83	$ 6,606	0.10%	0.25%	1.16%	32.28%	32.09%
2012	297	$13.71	$24.10	$ 4,083	0.10%	0.25%	1.72%	20.71%	20.53%
2011	319	$11.36	$19.99	$ 3,587	0.10%	0.25%	1.03%	(8.19%)	(2.84%)
2010	310	$11.67	$20.58	$ 3,589	0.10%	0.25%	1.32%	16.72%	17.37%
2009	310	$17.53	$9.05	$ 2,965	0.25%	0.35%	1.06%	42.05%	41.91%
VIP - Growth Stock
2013	66	$19.06	$18.74	$ 1,263	0.80%	1.00%	0.62%	33.80%	33.53%
2012	58	$14.25	$14.03	$ 832	0.80%	1.00%	0.91%	17.43%	17.20%
2011	36	$12.13	$11.97	$ 434	0.80%	1.00%	-	0.01%	(0.19%)
2010	25	$12.13	$12.00	$ 293	0.80%	1.00%	-	19.09%	18.85%
2009	26	$10.19	$10.09	$ 263	0.80%	1.00%	0.41%	43.70%	43.41%
VIP - Growth Stock Investor Class
2013	294	$19.17	$31.18	$ 5,893	0.10%	0.25%	0.66%	34.60%	34.40%
2012	187	$14.24	$23.20	$ 2,844	0.10%	0.25%	0.88%	18.27%	18.09%
2011	119	$12.04	$19.65	$ 1,494	0.10%	0.25%	-	0.57%	0.42%
2010	75	$11.97	$19.56	$ 941	0.10%	0.25%	-	19.73%	19.60%
2009	56	$16.36	$10.10	$ 581	0.25%	0.35%	0.46%	44.28%	44.14%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2013	262	$13.78	$13.78	$ 3,608	0.80%	0.80%	1.69%	4.70%	4.70%
2012	101	$13.16	$13.16	$ 1,329	0.80%	0.80%	1.85%	5.67%	5.67%
2011	62	$12.45	$12.45	$ 776	0.80%	0.80%	1.51%	0.82%	0.82%
2010	83	$12.35	$12.35	$ 1,021	0.80%	0.80%	2.54%	6.63%	6.63%
2009	69	$11.58	$11.58	$ 800	0.80%	0.80%	4.51%	14.03%	14.03%
VIP - Freedom Income Investor Class
2013	296	$11.80	$14.56	$ 4,188	0.10%	0.25%	1.60%	5.32%	5.16%
2012	258	$11.20	$13.84	$ 3,496	0.10%	0.25%	1.73%	6.44%	6.27%
2011	175	$13.03	$12.70	$ 2,237	0.10%	0.25%	1.71%	1.44%	1.29%
2010	175	$12.53	$12.86	$ 2,209	0.25%	0.25%	1.92%	7.23%	7.16%
2009	159	$12.00	$11.69	$ 1,871	0.25%	0.35%	3.23%	14.57%	14.45%
VIP - Freedom 2005
2013	33	$14.71	$14.71	$ 490	0.80%	0.80%	2.39%	8.86%	8.86%
2012	17	$13.51	$13.51	$ 233	0.80%	0.80%	1.39%	8.68%	8.68%
2011	22	$12.43	$12.43	$ 278	0.80%	0.80%	1.58%	(0.62%)	(0.62%)
2010	26	$12.51	$12.51	$ 327	0.80%	0.80%	1.80%	10.45%	10.45%
2009	35	$11.33	$11.33	$ 395	0.80%	0.80%	4.01%	22.04%	22.04%
VIP - Freedom 2005 Investor Class
2013	187	$12.94	$17.71	$ 2,715	0.10%	0.25%	1.82%	9.62%	9.46%
2012	135	$11.81	$16.18	$ 1,761	0.10%	0.25%	1.83%	9.50%	9.33%
2011	92	$10.78	$14.80	$ 1,159	0.10%	0.25%	1.47%	(0.08%)	(0.23%)
2010	115	$12.53	$14.83	$ 1,450	0.25%	0.25%	1.82%	11.13%	11.06%
2009	104	$13.36	$11.27	$ 1,177	0.25%	0.35%	3.33%	22.40%	22.28%
VIP - Freedom 2010
2013	118	$15.67	$15.67	$ 1,846	0.80%	0.80%	1.90%	12.58%	12.58%
2012	99	$13.92	$13.92	$ 1,380	0.80%	0.80%	1.86%	10.88%	10.88%
2011	111	$12.55	$12.55	$ 1,399	0.80%	0.80%	2.03%	(0.99%)	(0.99%)
2010	107	$12.68	$12.68	$ 1,351	0.80%	0.80%	1.78%	12.05%	12.05%
2009	163	$11.31	$11.31	$ 1,846	0.80%	0.80%	4.05%	23.28%	23.28%
VIP - Freedom 2010 Investor Class
2013	419	$13.75	$19.17	$ 6,673	0.10%	0.25%	1.79%	13.29%	13.12%
2012	391	$12.14	$16.95	$ 5,620	0.10%	0.25%	1.89%	11.70%	11.54%
2011	384	$10.87	$15.19	$ 4,940	0.10%	0.25%	1.99%	(0.45%)	(0.60%)
2010	413	$12.66	$15.29	$ 5,336	0.25%	0.25%	2.31%	12.60%	12.52%
2009	365	$13.58	$11.25	$ 4,145	0.25%	0.35%	3.80%	23.78%	23.66%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015
2013	233	$16.02	$16.02	$ 3,732	0.80%	0.80%	1.82%	13.50%	13.50%
2012	226	$14.11	$14.11	$ 3,195	0.80%	0.80%	1.88%	11.33%	11.33%
2011	274	$12.68	$12.68	$ 3,476	0.80%	0.80%	2.13%	(1.15%)	(1.15%)
2010	272	$12.82	$12.82	$ 3,483	0.80%	0.80%	2.25%	12.18%	12.18%
2009	322	$11.43	$11.43	$ 3,686	0.80%	0.80%	4.11%	24.28%	24.28%
VIP - Freedom 2015 Investor Class
2013	507	$13.94	$19.67	$ 8,315	0.10%	0.25%	1.90%	14.24%	14.07%
2012	515	$12.20	$17.25	$ 7,378	0.10%	0.25%	1.99%	11.98%	11.82%
2011	474	$10.90	$15.42	$ 6,076	0.10%	0.25%	2.03%	(0.43%)	(0.58%)
2010	544	$10.94	$15.51	$ 6,992	0.10%	0.25%	2.43%	9.44%	12.70%
2009	462	$13.77	$11.30	$ 5,277	0.25%	0.35%	4.13%	24.94%	24.81%
VIP - Freedom 2020
2013	182	$16.09	$16.09	$ 2,926	0.80%	0.80%	1.86%	15.09%	15.09%
2012	159	$13.98	$13.98	$ 2,224	0.80%	0.80%	2.00%	12.47%	12.47%
2011	164	$12.43	$12.43	$ 2,038	0.80%	0.80%	2.09%	(1.82%)	(1.82%)
2010	184	$12.66	$12.66	$ 2,329	0.80%	0.80%	2.28%	13.57%	13.57%
2009	183	$11.15	$11.15	$ 2,038	0.80%	0.80%	3.71%	27.94%	27.94%
VIP - Freedom 2020 Investor Class
2013	1,138	$14.43	$21.17	$ 18,472	0.10%	0.25%	1.99%	15.85%	15.67%
2012	897	$12.46	$18.30	$ 12,614	0.10%	0.25%	2.09%	13.19%	13.01%
2011	815	$11.01	$16.19	$ 10,164	0.10%	0.25%	2.13%	(1.21%)	(1.36%)
2010	823	$11.14	$16.42	$ 10,434	0.10%	0.25%	2.25%	11.42%	14.10%
2009	761	$14.39	$10.97	$ 8,699	0.25%	0.35%	4.06%	28.43%	28.30%
VIP - Freedom 2025
2013	70	$16.87	$16.87	$ 1,177	0.80%	0.80%	2.71%	18.99%	18.99%
2012	40	$14.18	$14.18	$ 569	0.80%	0.80%	1.89%	14.18%	14.18%
2011	39	$12.42	$12.42	$ 490	0.80%	0.80%	1.96%	(2.89%)	(2.89%)
2010	41	$12.79	$12.79	$ 521	0.80%	0.80%	2.23%	14.86%	14.86%
2009	39	$11.13	$11.13	$ 440	0.80%	0.80%	2.70%	29.01%	29.01%
VIP - Freedom 2025 Investor Class
2013	433	$15.20	$22.57	$ 7,627	0.10%	0.25%	2.04%	19.83%	19.65%
2012	352	$12.68	$18.86	$ 5,216	0.10%	0.25%	2.31%	14.94%	14.77%
2011	289	$11.03	$16.44	$ 3,774	0.10%	0.25%	2.53%	(2.38%)	(2.53%)
2010	205	$12.60	$16.86	$ 2,807	0.25%	0.25%	2.33%	15.51%	15.43%
2009	184	$14.61	$10.91	$ 2,095	0.25%	0.35%	3.94%	29.63%	29.50%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2013	85	$16.69	$16.69	$ 1,423	0.80%	0.80%	1.45%	20.69%	20.69%
2012	108	$13.83	$13.83	$ 1,490	0.80%	0.80%	2.09%	14.65%	14.65%
2011	113	$12.06	$12.06	$ 1,360	0.80%	0.80%	2.10%	(3.37%)	(3.37%)
2010	124	$12.48	$12.48	$ 1,547	0.80%	0.80%	2.10%	15.15%	15.15%
2009	126	$10.84	$10.84	$ 1,368	0.80%	0.80%	2.74%	30.61%	30.61%
VIP - Freedom 2030 Investor Class
2013	485	$15.55	$23.49	$ 8,266	0.10%	0.25%	1.87%	21.60%	21.41%
2012	369	$12.78	$19.35	$ 5,204	0.10%	0.25%	2.26%	15.38%	15.21%
2011	315	$11.08	$16.79	$ 3,866	0.10%	0.25%	2.15%	(2.87%)	(3.02%)
2010	272	$12.26	$17.32	$ 3,448	0.25%	0.25%	2.14%	15.83%	15.75%
2009	258	$14.96	$10.58	$ 2,726	0.25%	0.35%	2.87%	31.24%	31.11%
VIP - Freedom Lifetime Income I
2013	152	$14.93	$14.93	$ 2,271	0.60%	0.60%	1.81%	9.31%	9.31%
2012	161	$13.66	$13.66	$ 2,206	0.60%	0.60%	1.88%	9.76%	9.76%
2011	171	$12.45	$12.45	$ 2,133	0.60%	0.60%	2.04%	(0.12%)	(0.12%)
2010	185	$12.46	$12.46	$ 2,307	0.60%	0.60%	2.22%	11.17%	11.17%
2009	200	$11.21	$11.21	$ 2,243	0.60%	0.60%	4.39%	22.02%	22.02%
VIP - Freedom Lifetime Income II
2013	37	$15.51	$15.51	$ 569	0.60%	0.60%	1.76%	12.08%	12.08%
2012	40	$13.84	$13.84	$ 560	0.60%	0.60%	1.94%	10.93%	10.93%
2011	43	$12.48	$12.48	$ 542	0.60%	0.60%	2.14%	(0.35%)	(0.35%)
2010	47	$12.52	$12.52	$ 584	0.60%	0.60%	2.23%	12.31%	12.31%
2009	50	$11.15	$11.15	$ 556	0.60%	0.60%	4.33%	25.68%	25.68%
VIP - Freedom Lifetime Income III
2013	67	$16.46	$16.46	$ 1,105	0.60%	0.60%	63.75%	19.70%	19.70%
VIP - Disciplined Small Cap
2013	199	$15.41	$15.17	$ 3,054	0.80%	1.00%	0.62%	37.25%	36.97%
2012	103	$11.23	$11.08	$ 1,148	0.80%	1.00%	1.57%	18.05%	17.81%
2011	146	$9.51	$9.40	$ 1,385	0.80%	1.00%	0.51%	(2.15%)	(2.35%)
2010	119	$9.72	$9.63	$ 1,153	0.80%	1.00%	0.28%	24.54%	24.29%
2009	115	$7.80	$7.75	$ 895	0.80%	1.00%	0.54%	21.30%	21.06%
VIP - Disciplined Small Cap Investor Class
2013	836	$20.02	$29.63	$ 15,210	0.10%	0.25%	0.52%	38.04%	37.84%
2012	463	$14.51	$21.50	$ 6,043	0.10%	0.25%	1.98%	18.84%	18.66%
2011	455	$12.21	$18.12	$ 5,050	0.10%	0.25%	0.44%	(1.45%)	(1.59%)
2010	358	$12.39	$18.41	$ 4,096	0.10%	0.25%	0.37%	23.85%	25.04%
2009	265	$14.72	$7.93	$ 2,268	0.25%	0.35%	0.50%	21.79%	21.66%
VIP - FundsManager 20%
2013	5,195	$11.80	$12.76	$ 67,944	0.10%	1.00%	1.18%	5.52%	4.57%
2012	5,465	$11.18	$12.20	$ 67,733	0.10%	1.00%	1.46%	5.48%	4.52%
2011	5,127	$10.60	$11.67	$ 60,651	0.10%	1.00%	1.78%	2.20%	1.29%
2010	4,269	$10.37	$11.52	$ 49,207	0.10%	1.00%	1.85%	3.72%	6.39%
2009	2,966	$11.13	$10.83	$ 33,243	0.25%	1.00%	2.26%	10.04%	9.22%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 50%
2013	6,860	$13.69	$13.65	$ 100,102	0.10%	1.00%	1.04%	14.78%	13.75%
2012	6,362	$11.93	$12.00	$ 81,236	0.10%	1.00%	1.30%	10.02%	9.03%
2011	5,974	$10.84	$11.01	$ 70,062	0.10%	1.00%	1.77%	(0.52%)	(1.41%)
2010	5,821	$10.90	$11.17	$ 68,935	0.10%	1.00%	1.65%	8.98%	10.77%
2009	5,669	$10.36	$10.08	$ 59,774	0.25%	1.00%	2.03%	18.68%	17.79%
VIP - FundsManager 60%
2013	11,234	$14.36	$18.61	$ 160,786	0.10%	1.40%	1.20%	18.50%	16.96%
2012	10,966	$12.12	$15.91	$ 133,258	0.10%	1.40%	1.44%	11.49%	10.03%
2011	11,194	$10.87	$14.46	$ 123,193	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
2010	10,668	$11.11	$9.96	$ 120,858	0.10%	1.40%	1.31%	11.06%	12.20%
2009	10,677	$9.19	$8.88	$ 106,732	0.25%	1.40%	1.90%	22.17%	20.94%
VIP - FundsManager 70%
2013	5,145	$15.05	$13.82	$ 77,464	0.10%	1.00%	1.14%	21.63%	20.54%
2012	5,006	$12.38	$11.46	$ 61,953	0.10%	1.00%	1.56%	13.11%	12.08%
2011	5,129	$10.94	$10.23	$ 56,375	0.10%	1.00%	1.55%	(3.00%)	(3.87%)
2010	4,903	$11.28	$10.64	$ 55,925	0.10%	1.00%	1.39%	12.82%	13.18%
2009	5,062	$9.66	$9.40	$ 49,858	0.25%	1.00%	1.65%	24.13%	23.20%
VIP - FundsManager 85%
2013	1,736	$15.88	$13.73	$ 26,863	0.10%	1.00%	0.96%	27.60%	26.45%
2012	1,651	$12.44	$10.86	$ 20,169	0.10%	1.00%	1.22%	14.00%	12.97%
2011	2,061	$10.92	$9.61	$ 21,929	0.10%	1.00%	1.11%	(5.39%)	(6.24%)
2010	2,340	$11.54	$10.25	$ 26,109	0.10%	1.00%	1.18%	15.37%	15.04%
2009	2,223	$9.16	$8.91	$ 20,727	0.25%	1.00%	1.39%	28.24%	27.28%
VIP - Consumer Staples
2013	113	$17.58	$17.34	$ 1,981	0.80%	1.00%	1.55%	20.83%	20.58%
2012	144	$14.55	$14.38	$ 2,093	0.80%	1.00%	1.72%	14.47%	14.24%
2011	107	$12.71	$12.59	$ 1,352	0.80%	1.00%	1.92%	7.32%	7.10%
2010	31	$11.84	$11.75	$ 360	0.80%	1.00%	1.18%	14.30%	14.07%
2009	45	$10.36	$10.36	$ 464	0.80%	0.80%	1.63%	19.77%	19.53%
VIP - Consumer Staples Investor Class
2013	757	$16.94	$22.71	$ 13,390	0.10%	0.25%	2.02%	21.67%	21.48%
2012	550	$13.93	$18.69	$ 8,104	0.10%	0.25%	2.06%	15.19%	15.01%
2011	346	$12.09	$16.25	$ 4,469	0.10%	0.25%	1.62%	7.97%	7.80%
2010	159	$11.20	$15.07	$ 1,866	0.10%	0.25%	1.79%	11.99%	14.73%
2009	87	$13.14	$10.49	$ 911	0.25%	0.35%	1.42%	20.37%	20.25%
VIP - Materials
2013	81	$17.74	$17.50	$ 1,434	0.80%	1.00%	0.89%	21.18%	20.93%
2012	145	$14.64	$14.47	$ 2,125	0.80%	1.00%	0.65%	19.18%	18.94%
2011	170	$12.28	$12.17	$ 2,084	0.80%	1.00%	1.22%	(8.94%)	(9.12%)
2010	188	$13.49	$13.39	$ 2,540	0.80%	1.00%	2.13%	27.52%	27.26%
2009	176	$10.58	$10.52	$ 1,868	0.80%	1.00%	1.16%	76.66%	76.31%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials Investor Class
2013	299	$16.96	$37.11	$ 5,595	0.10%	0.25%	1.04%	21.95%	21.77%
2012	289	$13.90	$30.47	$ 4,561	0.10%	0.25%	0.88%	19.95%	19.77%
2011	301	$11.59	$25.44	$ 4,047	0.10%	0.25%	1.27%	(8.39%)	(8.53%)
2010	319	$12.65	$27.81	$ 4,688	0.10%	0.25%	2.30%	26.52%	28.05%
2009	283	$21.72	$10.71	$ 3,156	0.25%	0.35%	1.29%	77.57%	77.39%
VIP - Telecommunications
2013	30	$12.32	$12.15	$ 374	0.80%	1.00%	1.04%	20.31%	20.07%
2012	241	$10.24	$10.12	$ 2,465	0.80%	1.00%	4.11%	19.27%	19.03%
2011	34	$8.58	$8.50	$ 294	0.80%	1.00%	0.91%	(2.78%)	(2.98%)
2010	71	$8.83	$8.76	$ 619	0.80%	1.00%	2.30%	16.60%	16.37%
2009	38	$7.57	$7.53	$ 286	0.80%	1.00%	1.84%	46.82%	46.53%
VIP - Telecommunications Investor Class
2013	126	$16.25	$30.82	$ 1,860	0.10%	0.25%	2.20%	21.15%	20.97%
2012	60	$13.41	$25.48	$ 761	0.10%	0.25%	1.13%	19.87%	19.69%
2011	69	$11.19	$21.28	$ 750	0.10%	0.25%	1.31%	(2.13%)	(2.28%)
2010	59	$11.43	$21.78	$ 627	0.10%	0.25%	2.23%	14.32%	17.08%
2009	24	$18.60	$7.66	$ 189	0.25%	0.35%	1.01%	47.53%	47.38%
VIP - Emerging Markets
2013	61	$8.28	$8.19	$ 504	0.80%	1.00%	0.53%	3.12%	2.91%
2012	113	$8.03	$7.96	$ 911	0.80%	1.00%	1.04%	13.45%	13.22%
2011	123	$7.08	$7.03	$ 871	0.80%	1.00%	0.77%	(21.72%)	(21.88%)
2010	187	$9.04	$9.00	$ 1,691	0.80%	1.00%	0.66%	17.06%	16.83%
2009	218	$7.73	$7.70	$ 1,678	0.80%	1.00%	0.58%	74.00%	73.65%
VIP - Emerging Markets Investor Class
2013	237	$10.86	$22.68	$ 2,448	0.10%	0.25%	0.69%	3.79%	3.64%
2012	236	$10.46	$21.89	$ 2,335	0.10%	0.25%	0.87%	14.03%	13.86%
2011	352	$9.18	$19.22	$ 3,103	0.10%	0.25%	0.95%	(21.13%)	(21.25%)
2010	360	$11.63	$24.41	$ 4,122	0.10%	0.25%	0.94%	16.34%	17.42%
2009	388	$20.79	$7.79	$ 3,276	0.25%	0.35%	0.54%	75.12%	74.95%
UIF - Emerging Markets Equity
2013	575	$11.05	$26.68	$ 9,679	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
2012	654	$11.18	$27.22	$ 11,718	0.10%	1.00%	-	19.83%	18.75%
2011	790	$9.35	$22.93	$ 12,293	0.10%	1.00%	0.42%	(18.30%)	(19.03%)
2010	925	$11.41	$28.32	$ 18,538	0.10%	1.00%	0.60%	14.14%	17.84%
2009	918	$24.03	$11.49	$ 16,715	0.25%	1.00%	-	69.42%	68.15%
UIF - Emerging Markets Debt
2013	1,207	$11.36	$28.98	$ 18,207	0.10%	1.00%	3.99%	(8.84%)	(9.66%)
2012	1,758	$12.46	$32.08	$ 28,999	0.10%	1.00%	2.78%	17.84%	16.78%
2011	1,070	$10.57	$27.47	$ 15,451	0.10%	1.00%	3.45%	6.93%	5.97%
2010	838	$9.89	$25.92	$ 12,540	0.10%	1.00%	3.09%	(1.12%)	8.65%
2009	451	$23.86	$12.70	$ 7,367	0.25%	1.00%	7.51%	29.88%	28.91%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Global Tactical Asset Allocation
2013	319	$14.31	$15.85	$ 4,586	0.10%	1.00%	0.11%	15.83%	14.79%
2012	288	$12.35	$13.81	$ 3,546	0.10%	1.00%	2.07%	13.73%	12.70%
2011	291	$10.86	$12.25	$ 3,197	0.10%	1.00%	1.35%	(3.77%)	(4.64%)
2010	331	$11.29	$12.85	$ 3,829	0.10%	1.00%	3.01%	12.87%	4.63%
2009	465	$15.59	$9.15	$ 4,990	0.25%	1.00%	3.03%	32.20%	31.20%
Invesco - Van Kampen Global Core Equity (b)
2013	265	$13.99	$17.06	$ 3,637	0.10%	1.00%	2.00%	22.38%	21.28%
2012	265	$11.44	$14.07	$ 3,038	0.10%	1.00%	2.40%	13.63%	12.61%
2011	253	$10.06	$12.49	$ 2,570	0.10%	1.00%	3.51%	(10.97%)	(11.78%)
2010	317	$11.30	$14.16	$ 3,709	0.10%	1.00%	1.87%	13.04%	9.84%
2009	334	$12.89	$8.17	$ 3,398	0.25%	1.00%	6.93%	15.70%	14.84%
WFAF - Advantage VT Discovery
2013	117	$35.86	$34.82	$ 4,162	0.80%	1.00%	0.01%	42.65%	42.36%
2012	127	$25.14	$24.46	$ 3,175	0.80%	1.00%	-	16.79%	16.55%
2011	139	$21.52	$20.98	$ 2,981	0.80%	1.00%	-	(0.38%)	(0.58%)
2010	174	$21.61	$21.11	$ 3,766	0.80%	1.00%	-	34.46%	34.19%
2009	198	$16.07	$15.73	$ 3,164	0.80%	1.00%	-	39.18%	38.90%
WFAF - Advantage VT Opportunity
2013	52	$33.53	$32.56	$ 1,723	0.80%	1.00%	0.20%	29.63%	29.37%
2012	66	$25.87	$25.17	$ 1,698	0.80%	1.00%	0.09%	14.59%	14.36%
2011	82	$22.57	$22.01	$ 1,835	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
2010	94	$24.08	$23.53	$ 2,258	0.80%	1.00%	0.76%	22.77%	22.52%
2009	103	$19.62	$19.20	$ 2,009	0.80%	1.00%	-	46.55%	46.26%
CST - U.S. Equity Flex I
2013	-	-	-	$ -	-	-	-	-	-
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	105	$10.69	$10.44	$ 1,116	0.80%	1.00%	0.15%	13.54%	13.32%
2009	145	$9.41	$9.21	$ 1,369	0.80%	1.00%	1.15%	23.67%	23.42%
CST - International Equity Flex III
2013	-	-	-	$ -	-	-	-	-	-
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	160	$11.31	$11.22	$ 1,803	0.25%	1.00%	0.10%	11.95%	11.11%
2009	177	$10.10	$10.10	$ 1,793	0.25%	1.00%	-	51.24%	50.10% (d)
Lazard - Retirement Emerging Markets
2013	1,070	$11.36	$14.67	$ 14,934	0.10%	1.00%	1.51%	(1.11%)	(2.00%)
2012	1,136	$11.49	$14.97	$ 16,730	0.10%	1.00%	1.84%	22.22%	21.11%
2011	1,174	$9.40	$12.36	$ 14,369	0.10%	1.00%	2.23%	(17.87%)	(18.61%)
2010	1,349	$11.45	$15.19	$ 20,743	0.10%	1.00%	1.56%	14.45%	21.82%
2009	1,553	$12.82	$12.47	$ 20,110	0.25%	1.00%	4.04%	69.81%	68.53%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT - Commodity Real Return (a)
2013	238	$8.71	$8.57	$ 2,074	0.10%	1.00%	1.73%	(14.79%)	(15.55%)
2012	174	$10.22	$10.15	$ 1,776	0.10%	1.00%	2.08%	2.06%	1.37%
PVIT - Low Duration
2013	5,451	$10.74	$10.96	$ 60,298	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
2012	5,192	$10.77	$11.08	$ 57,840	0.10%	1.00%	1.90%	5.75%	4.79%
2011	4,976	$10.18	$10.57	$ 52,559	0.10%	1.00%	1.67%	1.01%	0.10%
2010	4,344	$10.08	$10.56	$ 45,757	0.10%	1.00%	1.60%	0.80%	4.24%
2009	1,771	$10.15	$10.14	$ 17,975	0.25%	1.00%	0.58%	1.12%	1.09% (c)
PVIT - Real Return
2013	2,603	$11.00	$11.76	$ 30,436	0.10%	1.00%	1.26%	(9.31%)	(10.13%)
2012	4,554	$12.13	$13.09	$ 58,975	0.10%	1.00%	1.05%	8.65%	7.66%
2011	3,631	$11.17	$12.16	$ 43,532	0.10%	1.00%	2.00%	11.55%	10.55%
2010	2,623	$10.01	$11.00	$ 28,222	0.10%	1.00%	1.34%	0.10%	7.02%
2009	834	$10.29	$10.27	$ 8,583	0.25%	1.00%	0.97%	2.05%	2.02% (c)
PVIT - Total Return
2013	5,296	$11.08	$11.69	$ 62,151	0.10%	1.00%	2.17%	(2.06%)	(2.94%)
2012	7,451	$11.32	$12.04	$ 89,156	0.10%	1.00%	2.56%	9.48%	8.49%
2011	5,383	$10.34	$11.10	$ 59,236	0.10%	1.00%	2.64%	3.50%	2.57%
2010	4,325	$9.99	$10.82	$ 46,463	0.10%	1.00%	2.29%	(0.13%)	7.02%
2009	1,526	$10.13	$10.11	$ 15,460	0.25%	1.00%	0.45%	0.65%	0.62% (c)
Blackrock - Global Allocation V.I. (a)
2013	2,911	$11.65	$11.47	$ 33,846	0.10%	1.00%	1.59%	14.44%	13.41%
2012	834	$10.18	$10.11	$ 8,487	0.10%	1.00%	2.86%	2.86%	2.26%
FTVIP - Global Bond Securities (a)
2013	1,535	$10.96	$10.83	$ 16,796	0.10%	0.80%	5.30%	1.53%	0.82%
2012	767	$10.80	$10.74	$ 8,276	0.10%	0.80%	2.23%	7.96%	7.39%
FTVIP - U.S. Government (a)
2013	323	$9.92	$9.80	$ 3,198	0.10%	0.80%	3.02%	(2.34%)	(3.02%)
2012	578	$10.16	$10.10	$ 5,870	0.10%	0.80%	0.62%	1.08%	0.54%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

7. Subsequent Events

The Account has evaluated subsequent events from the Balance Sheet date through the date of this report and no events have occurred that would require disclosure.

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2013 the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the fund advisors, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 23, 2014

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/E.FIA-ANN-0214
1.540222.116

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

(1) The following financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B.

(2) Statements of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2013.

(3) Statements of Operations for Empire Fidelity Investments Variable Annuity Account A for Year ended December 31, 2013.

(4) Statements of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2013 and 2012.

(4) Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

(5) Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2013 and 2012.

(6) Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2013, 2012, and 2011.

(7) Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2013, 2012, and 2011.

(8) Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2013, 2012, and 2011.

(9) Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

(10) Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4) (a) Specimen Variable Annuity Contract (Note 2)

(b) Endorsement for Qualified Contracts (Note 2)

(5) Application for Variable Annuity Contract (Note 2)

(6) Certification of Incorporation and By-laws

(a) Charter of Empire Fidelity Investments Life (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life (Note 1)

(7) Form of Reinsurance Agreement - Not applicable

(8) (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corp rate Services. (Note 1)

(9) Legal opinion and consent of Edward M. Shea, filed herewith as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Not Applicable

(14) (a) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund (Note 1)

(b) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distribtors Corporation and Variable Insurance Products Fund II (Note 1)

(c) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund III (Note 3)

(d) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund IV (Note 3)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 2)

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 2)

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 2)

(h) Form of Participation Agreement between Empire Fidelity Investments Life andWarburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 2)

(i) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 4)

(j) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company. (Note 5)

(15) Powers of Attorney

(a) Power of Attorney for Kathleen M. Graveline (Note 6)

(b) Power of Attorney for Peter G. Johannsen (Note 6)

(c) Power of Attorney for Malcolm MacKay (Note 6)

(d) Power of Attorney for Miles Mei (Note 6)

(e) Power of Attorney for Kathleen A. Murphy (Note 6)

(f) Power of Attorney for Rodney R. Rohda (Note 6)

(g) Power of Attorney for Roger T. Servison (Note 6)

(h) Power of Attorney for Jon J. Skillman (Note 6)

(i) Power of Attorney for Cyrus Taraporevala (Note 7)

(j) Power of Attorney for Floyd L. Smith is filed here within

(Note 1) Incorporated by reference from original registration statement filed on Form N-4 on April 24, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 3) Incorporated herein by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 24, 2001.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 21 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 25 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2013.

Item 25. Directors and Officers of the Depositor

Directors of Empire Fidelity Investments Life

CYRUS TARAPOREVALA, Director & President

NORMAN L. ASHKENAS, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

FLOYD L. SMITH, Director
DEREK L. YOUNG, Director

Executive Officers who are not Directors

DAVID A. GOLINO	Senior Vice President, Chief Financial Officer
ROBERT J. CUMMINGS	Senior Vice President, Client Services and Sales
WILLIAM J. JOHNSON JR.	Executive Vice President, Investment Product Development and Risk Management and Actuary
BRETT WOLLAM	Vice President, Marketing
BRIAN N. LEARY	Chief Compliance Officer and Consumer Services Officer
EARL F. MARTIN	Appointed Actuary
MILES MEI	Treasurer
EDWARD M. SHEA	Vice President, General Counsel and Secretary
FELICIA F. TIERNEY	Vice President, Human Resources
DEBORAH WALSH	Senior Vice President, System and Technology
MARYANN P. CREWS	Illustration Actuary

The principal business address for each person named in Item 25 is 100 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2014, there were 686 Qualified Contracts and 193 Non-qualified Contracts outstanding.

Item 28. Indemnification.

FMR LLC and its subsidiaries own directors' and officers' liability reimbursement contracts (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life. A $10 million limit (policy aggregate limit) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgement in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgements, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	President, Chief Executive Officer & Director
	Scott G. Hutzler	Director
	Kathleen Murphy	Director
	Richard Lyons	Chief Financial Officer and Senior Vice President
	Donald St. Peter	Vice President, Real Estate
	Tami R. Rash	Treasurer
	Charles M. Morgan	Assistant Treasurer
	David Forman	Chief Legal Officer & Secretary
	Peter D. Stahl	Assistant Secretary
	Norman Ashkenas	Chief Compliance Officer

The address for each person named in Item 29(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue New York, New York 10019.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2013, 2012, and 2011, were $3,565,846, $3,351,907 and $3,492,086 respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 26 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April, 2014.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Edward M. Shea
	Cyrus Taraporevala		Edward M. Shea
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2014

Signature	Title
/s/ *		)
Cyrus Taraporevala	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
) By: /s/Edward M. Shea
/s/ *		) Edward M. Shea
Jon J. Skillman	Director	) (Attorney-in-Fact)*
)
/s/ *		)
Floyd L. Smith	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		) By: /s/Edward M. Shea
Rodney R. Rohda	Director	) Edward M. Shea
) (Attorney-in-Fact)*
/s/ *		)
Roger T. Servison	Director	)